UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Aerospace & Defense – 3.5%
157,186	Honeywell International, Inc.	$ 17,892,482
93,914	The Boeing Co.	11,847,251

		29,739,733

Air Freight & Logistics – 0.3%
15,831	FedEx Corp.	2,611,640

Airlines* – 0.4%
82,373	United Continental Holdings, Inc.	3,714,199

Auto Components – 1.0%
247,428	BorgWarner, Inc.	8,419,975

Beverages – 3.6%
50,526	Molson Coors Brewing Co. Class B	5,011,169
17,752	Monster Beverage Corp.*	2,662,800
59,861	PepsiCo., Inc.	6,056,137
378,005	The Coca-Cola Co.	16,859,023

		30,589,129

Biotechnology – 5.9%
52,134	Alexion Pharmaceuticals, Inc.*	7,867,021
39,517	Alkermes PLC*	1,833,984
39,886	Biogen, Inc.*	11,556,171
73,522	Celgene Corp.*	7,758,041
91,470	Cepheid, Inc.*	2,562,075
103,069	Gilead Sciences, Inc.	8,973,187
29,789	Medivation, Inc.*	1,801,043
83,447	Vertex Pharmaceuticals, Inc.*	7,773,088

		50,124,610

Building Products – 1.0%
144,470	Fortune Brands Home & Security, Inc.	8,476,055

Capital Markets* – 0.9%
45,428	Affiliated Managers Group, Inc.	7,882,667

Chemicals – 3.9%
65,964	Ashland, Inc.	7,477,679
353,371	Axalta Coating Systems Ltd.*	9,947,393
94,693	RPM International, Inc.	4,752,642
38,868	The Sherwin-Williams Co.	11,314,086

		33,491,800

Commercial Banks – 0.8%
98,044	First Republic Bank	7,099,366

Computers & Peripherals – 5.7%
487,688	Apple, Inc.	48,700,524

Consumer Finance* – 0.5%
652,321	SLM Corp.	4,481,445

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 0.5%
55,530	Avery Dennison Corp.	$ 4,130,321

Distributors* – 0.4%
92,923	LKQ Corp.	3,072,964

Diversified Financial Services – 1.2%
38,397	Intercontinental Exchange, Inc.	10,410,195

Electrical Equipment* – 0.5%
126,540	Sensata Technologies Holding NV	4,679,449

Electronic Equipment, Instruments & Components – 0.6%
88,181	Amphenol Corp. Class A	5,177,988

Energy Equipment & Services – 0.2%
44,846	Baker Hughes, Inc.	2,079,957

Food & Staples Retailing – 3.0%
80,665	Costco Wholesale Corp.	12,000,532
136,135	Walgreens Boots Alliance, Inc.	10,536,849
90,704	Whole Foods Market, Inc.	2,934,274

		25,471,655

Food Products – 1.0%
86,450	McCormick & Co., Inc.	8,391,702

Health Care Equipment & Supplies – 2.2%
142,380	Abbott Laboratories	5,642,519
12,900	C.R. Bard, Inc.	2,825,616
6,861	Intuitive Surgical, Inc.*	4,354,745
50,260	Stryker Corp.	5,586,902

		18,409,782

Health Care Providers & Services – 2.2%
53,272	Aetna, Inc.	6,031,988
41,025	Cardinal Health, Inc.	3,238,924
18,530	Henry Schein, Inc.*	3,219,217
34,858	McKesson Corp.	6,383,894

		18,874,023

Health Care Technology* – 0.6%
97,096	Cerner Corp.	5,399,509

Hotels, Restaurants & Leisure – 4.8%
10,906	Chipotle Mexican Grill, Inc.*	4,820,016
168,925	Hilton Worldwide Holdings, Inc.	3,510,261
127,670	McDonald’s Corp.	15,583,400
15,718	Panera Bread Co. Class A*	3,444,600
124,810	Starbucks Corp.	6,850,821
86,000	Yum! Brands, Inc.	7,059,740

		41,268,838

Industrial Conglomerates – 0.9%
15,118	3M Co.	2,544,662
50,639	Danaher Corp.	4,980,852

		7,525,514

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Catalog Retail* – 5.0%
36,324	Amazon.com, Inc.	$ 26,254,624
91,698	Netflix, Inc.	9,405,464
5,921	The Priceline Group, Inc.	7,486,098

		43,146,186

Internet Software & Services* – 7.8%
23,707	Alphabet, Inc. Class A	17,752,987
24,290	Alphabet, Inc. Class C	17,870,639
87,099	eBay, Inc.	2,130,442
198,732	Facebook, Inc. Class A	23,611,349
21,951	LinkedIn Corp. Class A	2,996,311
224,509	OPOWER, Inc.	2,310,198
27,925	Twitter, Inc.	425,018

		67,096,944

IT Services – 5.3%
10,653	Alliance Data Systems Corp.*	2,366,990
72,912	Black Knight Financial Services, Inc. Class A*	2,551,920
35,776	Fidelity National Information Services, Inc.	2,657,084
31,286	Fiserv, Inc.*	3,295,354
19,987	FleetCor Technologies, Inc.*	2,975,864
24,427	Global Payments, Inc.	1,897,734
249,405	MasterCard, Inc. Class A	23,917,939
100,576	PayPal Holdings, Inc.*	3,800,767
82,811	Sabre Corp.	2,332,786

		45,796,438

Life Sciences Tools & Services – 0.7%
84,235	Agilent Technologies, Inc.	3,865,544
15,284	Illumina, Inc.*	2,213,582

		6,079,126

Machinery – 1.4%
48,726	The Middleby Corp.*	6,051,769
141,216	Xylem, Inc.	6,306,707

		12,358,476

Media – 4.5%
310,136	Comcast Corp. Class A	19,631,609
188,218	The Walt Disney Co.	18,674,990

		38,306,599

Oil, Gas & Consumable Fuels – 0.4%
22,483	Anadarko Petroleum Corp.	1,165,968
10,684	Concho Resources, Inc.*	1,296,397
23,304	Valero Energy Corp.	1,274,729

		3,737,094

Pharmaceuticals – 3.0%
41,863	Allergan PLC*	9,869,202
124,966	Eli Lilly & Co.	9,376,199
136,531	Zoetis, Inc.	6,474,300

		25,719,701

Real Estate Investment Trusts – 2.6%
90,744	American Tower Corp.	9,598,900

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
35,006	Equinix, Inc.	$ 12,672,172

		22,271,072

Road & Rail – 1.6%
143,412	Kansas City Southern	13,351,657

Semiconductors & Semiconductor Equipment – 1.7%
101,723	Applied Materials, Inc.	2,484,076
78,141	NXP Semiconductors NV*	7,383,543
56,788	Qorvo, Inc.*	2,894,484
38,865	QUALCOMM, Inc.	2,134,466

		14,896,569

Software – 7.5%
46,990	Electronic Arts, Inc.*	3,606,483
60,664	Intuit, Inc.	6,470,422
315,533	Microsoft Corp.	16,723,249
67,218	Mobileye NV*	2,552,267
339,248	Oracle Corp.	13,637,770
76,518	salesforce.com, Inc.*	6,405,322
79,938	ServiceNow, Inc.*	5,725,959
113,538	Splunk, Inc.*	6,522,758
54,148	Tableau Software, Inc. Class A*	2,785,373

		64,429,603

Specialty Retail – 6.2%
8,083	Advance Auto Parts, Inc.	1,243,489
22,762	O’Reilly Automotive, Inc.*	6,018,955
143,870	Ross Stores, Inc.	7,682,658
148,436	The Home Depot, Inc.	19,611,364
70,759	Tractor Supply Co.	6,799,940
48,978	Ulta Salon, Cosmetics & Fragrance, Inc.*	11,412,364

		52,768,770

Textiles, Apparel & Luxury Goods – 2.9%
368,501	Kate Spade & Co.*	8,055,432
178,433	NIKE, Inc. Class B	9,853,070
29,440	PVH Corp.	2,761,472
64,853	VF Corp.	4,041,639

		24,711,613

Tobacco – 2.2%
90,309	Altria Group, Inc.	5,747,265
60,617	Philip Morris International, Inc.	5,981,686
134,225	Reynolds American, Inc.	6,670,982

		18,399,933

TOTAL COMMON STOCKS (Cost $630,948,586)		$843,292,821

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreements – 1.7%
Joint Repurchase Agreement Account II
$ 14,500,000	0.301%	06/01/16	$ 14,500,000
(Cost $14,500,000)

TOTAL INVESTMENTS – 100.1% (Cost $645,448,586)			$857,792,821

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(518,950)

NET ASSETS – 100.0%			$857,273,871

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$646,631,124

Gross unrealized gain	238,939,997
Gross unrealized loss	(27,778,300)

Net unrealized security gain	$211,161,697

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.6%
Aerospace & Defense – 2.9%
37,557	Honeywell International, Inc.	$ 4,275,113

Biotechnology* – 3.0%
8,766	Biogen, Inc.	2,539,773
20,294	Vertex Pharmaceuticals, Inc.	1,890,386

		4,430,159

Chemicals – 2.0%
10,005	The Sherwin-Williams Co.	2,912,355

Computers & Peripherals – 7.3%
106,266	Apple, Inc.	10,611,723

Diversified Financial Services – 2.4%
12,724	Intercontinental Exchange, Inc.	3,449,731

Food & Staples Retailing – 6.7%
35,322	Costco Wholesale Corp.	5,254,854
38,880	Walgreens Boots Alliance, Inc.	3,009,312
48,486	Whole Foods Market, Inc.	1,568,522

		9,832,688

Food Products – 1.9%
28,250	McCormick & Co., Inc.	2,742,227

Health Care Equipment & Supplies – 4.2%
68,368	Abbott Laboratories	2,709,424
30,825	Stryker Corp.	3,426,507

		6,135,931

Health Care Providers & Services – 1.7%
13,804	McKesson Corp.	2,528,065

Health Care Technology* – 1.0%
27,239	Cerner Corp.	1,514,761

Hotels, Restaurants & Leisure – 6.3%
4,085	Chipotle Mexican Grill, Inc.*	1,805,406
35,877	McDonald’s Corp.	4,379,147
55,147	Starbucks Corp.	3,027,019

		9,211,572

Industrial Conglomerates – 5.4%
19,569	3M Co.	3,293,854
31,850	Danaher Corp.	3,132,766
8,387	Roper Technologies, Inc.	1,434,848

		7,861,468

Internet & Catalog Retail* – 5.8%
8,098	Amazon.com, Inc.	5,853,154
2,107	The Priceline Group, Inc.	2,663,943

		8,517,097

Internet Software & Services* – 10.5%
7,799	Alphabet, Inc. Class A	5,840,281
3,673	Alphabet, Inc. Class C	2,702,300

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – (continued)
57,111	Facebook, Inc. Class A	$ 6,785,358

		15,327,939

IT Services – 6.1%
30,691	Fidelity National Information Services, Inc.	2,279,421
46,167	MasterCard, Inc. Class A	4,427,415
75,212	Sabre Corp.	2,118,722

		8,825,558

Media – 2.5%
58,221	Comcast Corp. Class A	3,685,389

Pharmaceuticals* – 2.1%
13,108	Allergan PLC	3,090,211

Real Estate Investment Trusts – 6.6%
53,211	American Tower Corp.	5,628,660
11,030	Equinix, Inc.	3,992,860

		9,621,520

Road & Rail – 1.2%
17,860	Kansas City Southern	1,662,766

Semiconductors & Semiconductor Equipment* – 1.9%
28,804	NXP Semiconductors NV	2,721,690

Software – 7.2%
30,839	Electronic Arts, Inc.*	2,366,893
21,461	Intuit, Inc.	2,289,030
74,788	Oracle Corp.	3,006,478
34,030	salesforce.com, Inc.*	2,848,651

		10,511,052

Specialty Retail – 1.6%
43,107	Ross Stores, Inc.	2,301,914

Textiles, Apparel & Luxury Goods – 4.3%
64,026	Kate Spade & Co.*	1,399,608
58,605	NIKE, Inc. Class B	3,236,168
16,836	PVH Corp.	1,579,217

		6,214,993

Tobacco – 2.0%
59,844	Reynolds American, Inc.	2,974,247

TOTAL COMMON STOCKS (Cost $107,846,113)		$140,960,169

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.5%
Repurchase Agreements – 3.5%
Joint Repurchase Agreement Account II
$ 5,100,000	0.301%	06/01/16	$ 5,100,000
(Cost $5,100,000)

TOTAL INVESTMENTS – 100.1% (Cost $112,946,113)			$146,060,169

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(130,684)

NET ASSETS – 100.0%			$145,929,485

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2016. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$112,996,353

Gross unrealized gain	35,125,920
Gross unrealized loss	(2,062,104)

Net unrealized security gain	$33,063,816

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Aerospace & Defense – 1.5%
1,183	Honeywell International, Inc.	$ 134,661

Biotechnology* – 1.1%
344	Biogen, Inc.	99,667

Capital Markets – 1.1%
3,708	Morgan Stanley	101,488

Chemicals – 3.9%
2,709	E.I. du Pont de Nemours & Co.	177,196
603	The Sherwin-Williams Co.	175,527

		352,723

Commercial Banks – 9.6%
27,504	Bank of America Corp.	406,784
7,150	JPMorgan Chase & Co.	466,681

		873,465

Computers & Peripherals – 3.5%
3,147	Apple, Inc.	314,259

Consumer Finance – 1.2%
1,643	American Express Co.	108,044

Diversified Financial Services – 2.4%
799	Intercontinental Exchange, Inc.	216,625

Electric Utilities – 1.5%
4,115	FirstEnergy Corp.	135,013

Energy Equipment & Services – 1.0%
1,951	Baker Hughes, Inc.	90,487

Food & Staples Retailing – 7.9%
1,367	Costco Wholesale Corp.	203,369
2,506	Walgreens Boots Alliance, Inc.	193,964
9,806	Whole Foods Market, Inc.	317,224

		714,557

Health Care Equipment & Supplies – 2.7%
6,262	Abbott Laboratories	248,163

Health Care Providers & Services – 3.0%
1,489	McKesson Corp.	272,695

Hotels, Restaurants & Leisure – 2.3%
1,718	McDonald’s Corp.	209,699

Household Products – 1.8%
1,978	The Procter & Gamble Co.	160,297

Industrial Conglomerates – 4.8%
1,052	3M Co.	177,073
8,435	General Electric Co.	254,990

		432,063

Shares	Description	Value
Common Stocks – (continued)
Insurance – 3.2%
4,151	MetLife, Inc.	$ 189,078
1,240	Prudential Financial, Inc.	98,270

		287,348

Internet & Catalog Retail* – 6.3%
563	Amazon.com, Inc.	406,931
127	The Priceline Group, Inc.	160,570

		567,501

Internet Software & Services* – 9.7%
309	Alphabet, Inc. Class A	231,395
217	Alphabet, Inc. Class C	159,651
7,530	eBay, Inc.	184,184
2,597	Facebook, Inc. Class A	308,549

		883,779

IT Services – 3.3%
3,103	MasterCard, Inc. Class A	297,578

Media – 2.4%
4,835	Viacom, Inc. Class B	214,529

Oil, Gas & Consumable Fuels – 5.8%
2,188	Chevron Corp.	220,988
2,138	Exxon Mobil Corp.	190,325
8,137	Southwestern Energy Co.*	111,233

		522,546

Pharmaceuticals – 6.4%
937	Allergan PLC*	220,898
10,406	Pfizer, Inc.	361,088

		581,986

Real Estate Investment Trusts – 4.4%
2,121	American Tower Corp.	224,359
491	Equinix, Inc.	177,742

		402,101

Road & Rail – 1.0%
1,079	Union Pacific Corp.	90,841

Specialty Retail – 1.3%
2,315	Williams-Sonoma, Inc.	122,788

Textiles, Apparel & Luxury Goods – 2.4%
3,868	NIKE, Inc. Class B	213,591

Tobacco – 1.4%
2,600	Reynolds American, Inc.	129,220

TOTAL COMMON STOCKS (Cost $7,487,206)		$ 8,777,714

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.3%
Repurchase Agreements – 3.3%
Joint Repurchase Agreement Account II
$300,000	0.300%	06/01/16	$ 300,000
(Cost $300,000)

TOTAL INVESTMENTS – 100.2% (Cost $7,787,206)			$9,077,714

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(16,438)

NET ASSETS – 100.0%			$9,061,276

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,906,757

Gross unrealized gain	1,571,844
Gross unrealized loss	(400,887)

Net unrealized security gain	$1,170,957

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Aerospace & Defense – 2.7%
2,603	Honeywell International, Inc.	$ 296,299
1,350	The Boeing Co.	170,303

		466,602

Auto Components – 0.9%
4,460	BorgWarner, Inc.	151,774

Beverages – 2.3%
435	Brown-Forman Corp. Class B	42,660
7,688	The Coca-Cola Co.	342,885

		385,545

Biotechnology – 4.6%
749	Alexion Pharmaceuticals, Inc.*	113,024
1,503	Alkermes PLC*	69,754
633	Biogen, Inc.*	183,399
1,244	Celgene Corp.*	131,267
1,931	Cepheid, Inc.*	54,087
1,631	Gilead Sciences, Inc.	141,995
1,005	Vertex Pharmaceuticals, Inc.*	93,616

		787,142

Building Products – 0.5%
1,512	Fortune Brands Home & Security, Inc.	88,709

Capital Markets* – 0.7%
676	Affiliated Managers Group, Inc.	117,300

Chemicals – 2.6%
1,520	Ashland, Inc.	172,307
1,405	RPM International, Inc.	70,517
702	The Sherwin-Williams Co.	204,345

		447,169

Commercial Banks – 1.3%
2,759	Eagle Bancorp, Inc.*	142,061
1,015	First Republic Bank	73,496

		215,557

Commercial Services & Supplies – 1.0%
4,188	Healthcare Services Group, Inc.	163,332

Computers & Peripherals – 6.2%
10,543	Apple, Inc.	1,052,824

Diversified Financial Services – 1.6%
992	Intercontinental Exchange, Inc.	268,951

Diversified Telecommunication Services* – 1.8%
2,578	Level 3 Communications, Inc.	139,083
1,735	SBA Communications Corp. Class A	172,459

		311,542

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – 2.1%
1,773	AMETEK, Inc.	$ 84,785
684	Hubbell, Inc.	72,689
5,670	Sensata Technologies Holding NV*	209,676

		367,150

Electronic Equipment, Instruments & Components – 1.2%
3,427	Amphenol Corp. Class A	201,233

Energy Equipment & Services – 0.9%
3,854	Halliburton Co.	162,562

Food & Staples Retailing – 4.1%
2,031	Costco Wholesale Corp.	302,152
3,315	Walgreens Boots Alliance, Inc.	256,581
4,660	Whole Foods Market, Inc.	150,751

		709,484

Food Products – 3.0%
2,658	Blue Buffalo Pet Products, Inc.*	68,683
1,815	McCormick & Co., Inc.	176,182
1,176	Mead Johnson Nutrition Co.	96,761
1,864	TreeHouse Foods, Inc.*	176,521

		518,147

Health Care Equipment & Supplies – 3.9%
5,410	Abbott Laboratories	214,398
833	C.R. Bard, Inc.	182,460
810	DexCom, Inc.*	52,237
1,210	Stryker Corp.	134,504
533	Teleflex, Inc.	85,866

		669,465

Health Care Providers & Services – 2.9%
1,317	Acadia Healthcare Co., Inc.*	77,532
571	Adeptus Health, Inc. Class A*	40,826
858	Aetna, Inc.	97,151
809	Henry Schein, Inc.*	140,548
793	McKesson Corp.	145,230

		501,287

Health Care Technology* – 0.5%
1,393	Cerner Corp.	77,465

Hotels, Restaurants & Leisure – 5.1%
280	Chipotle Mexican Grill, Inc.*	123,749
2,199	McDonald’s Corp.	268,410
1,053	Panera Bread Co. Class A*	230,765
2,545	Starbucks Corp.	139,695
1,348	Yum! Brands, Inc.	110,657

		873,276

Household Durables – 0.5%
1,950	Newell Brands, Inc.	92,996

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 1.9%
1,009	3M Co.	$ 169,835
1,504	Danaher Corp.	147,933

		317,768

Internet & Catalog Retail* – 4.5%
814	Amazon.com, Inc.	588,351
140	The Priceline Group, Inc.	177,006

		765,357

Internet Software & Services* – 8.8%
618	Alphabet, Inc. Class A	462,790
553	Alphabet, Inc. Class C	406,853
5,309	Facebook, Inc. Class A	630,762

		1,500,405

IT Services – 6.1%
5,010	Black Knight Financial Services, Inc. Class A*	175,350
1,988	Fidelity National Information Services, Inc.	147,649
743	FleetCor Technologies, Inc.*	110,625
1,050	Global Payments, Inc.	81,575
3,854	MasterCard, Inc. Class A	369,599
5,738	Sabre Corp.	161,639

		1,046,437

Life Sciences Tools & Services – 0.9%
2,224	Agilent Technologies, Inc.	102,059
1,054	PerkinElmer, Inc.	57,707

		159,766

Machinery – 2.3%
1,022	Graco, Inc.	82,036
1,387	The Middleby Corp.*	172,265
3,274	Xylem, Inc.	146,217

		400,518

Media – 1.7%
4,705	Comcast Corp. Class A	297,827

Oil, Gas & Consumable Fuels* – 0.2%
241	Concho Resources, Inc.	29,243

Pharmaceuticals – 1.8%
724	Allergan PLC*	170,683
2,750	Zoetis, Inc.	130,405

		301,088

Real Estate Investment Trusts – 3.2%
2,594	American Tower Corp.	274,393
761	Equinix, Inc.	275,482

		549,875

Road & Rail – 0.5%
909	Kansas City Southern	84,628

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment* – 0.8%
790	NXP Semiconductors NV	$ 74,647
1,128	Qorvo, Inc.	57,494

		132,141

Software – 6.4%
1,027	Electronic Arts, Inc.*	78,822
1,456	Intuit, Inc.	155,297
3,275	Microsoft Corp.	173,575
1,834	Mobileye NV*	69,637
7,280	Oracle Corp.	292,656
1,216	Red Hat, Inc.*	94,191
2,060	salesforce.com, Inc.*	172,443
980	Splunk, Inc.*	56,301

		1,092,922

Specialty Retail – 5.6%
900	Advance Auto Parts, Inc.	138,456
712	Burlington Stores, Inc.*	42,976
3,173	Ross Stores, Inc.	169,438
1,951	The Home Depot, Inc.	257,766
2,095	Tractor Supply Co.	201,330
658	Ulta Salon, Cosmetics & Fragrance, Inc.*	153,321

		963,287

Textiles, Apparel & Luxury Goods – 2.9%
4,182	Kate Spade & Co.*	91,419
5,168	NIKE, Inc. Class B	285,377
938	PVH Corp.	87,984
1,007	Under Armour, Inc. Class A*	37,994

		502,774

Tobacco – 0.8%
2,593	Reynolds American, Inc.	128,872

Trading Companies & Distributors – 0.4%
275	W.W. Grainger, Inc.	62,796

TOTAL COMMON STOCKS (Cost $12,939,737)		$16,965,216

TOTAL INVESTMENTS – 99.2% (Cost $12,939,737)		$16,965,216

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		132,826

NET ASSETS – 100.0%		$17,098,042

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$13,010,107

Gross unrealized gain	4,415,358
Gross unrealized loss	(460,249)

Net unrealized security gain	$3,955,109

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Aerospace & Defense – 4.8%
11,468	Honeywell International, Inc.	$ 1,305,402

Biotechnology* – 2.3%
2,143	Biogen, Inc.	620,891

Chemicals – 3.7%
3,462	The Sherwin-Williams Co.	1,007,754

Computers & Peripherals – 9.7%
26,171	Apple, Inc.	2,613,436

Diversified Financial Services – 4.4%
4,368	Intercontinental Exchange, Inc.	1,184,252

Food & Staples Retailing – 9.4%
10,214	Costco Wholesale Corp.	1,519,537
13,229	Walgreens Boots Alliance, Inc.	1,023,924

		2,543,461

Health Care Equipment & Supplies – 7.2%
28,422	Abbott Laboratories	1,126,364
7,455	Stryker Corp.	828,698

		1,955,062

Hotels, Restaurants & Leisure – 4.1%
9,183	McDonald’s Corp.	1,120,877

Industrial Conglomerates – 2.8%
4,559	3M Co.	767,371

Internet & Catalog Retail* – 4.7%
1,745	Amazon.com, Inc.	1,261,269

Internet Software & Services* – 12.2%
2,174	Alphabet, Inc. Class A	1,628,000
14,120	Facebook, Inc. Class A	1,677,597

		3,305,597

IT Services – 5.4%
15,191	MasterCard, Inc. Class A	1,456,817

Pharmaceuticals* – 2.7%
3,119	Allergan PLC	735,304

Real Estate Investment Trusts – 9.9%
14,651	American Tower Corp.	1,549,783
3,152	Equinix, Inc.	1,141,024

		2,690,807

Road & Rail – 1.7%
4,968	Kansas City Southern	462,521

Software – 2.1%
13,905	Oracle Corp.	558,981

Specialty Retail – 2.3%
11,800	Ross Stores, Inc.	630,120

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 5.9%
30,286	Kate Spade & Co.*	$ 662,052
16,733	NIKE, Inc. Class B	923,996

		1,586,048

Tobacco – 3.0%
16,510	Reynolds American, Inc.	820,547

TOTAL COMMON STOCKS (Cost $23,805,279)		$26,626,517

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 4.4%
Repurchase Agreements – 4.4%
Joint Repurchase Agreement Account II
$1,200,000	0.301%	06/01/16	$ 1,200,000
(Cost $1,200,000)

TOTAL INVESTMENTS – 102.7% (Cost $25,005,279)			$27,826,517

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.7)%			(737,868)

NET ASSETS – 100.0%			$27,088,649

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2016. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$25,088,333

Gross unrealized gain	3,377,524
Gross unrealized loss	(639,340)

Net unrealized security gain	$2,738,184

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Auto Components – 0.6%
584,966	BorgWarner, Inc.	$ 19,906,393

Beverages – 1.5%
170,469	Brown-Forman Corp. Class B	16,717,895
224,147	Monster Beverage Corp.*	33,622,050

		50,339,945

Biotechnology* – 2.4%
486,519	Alkermes PLC	22,579,347
474,743	Cepheid, Inc.	13,297,551
441,621	Medivation, Inc.	26,700,406
198,169	Vertex Pharmaceuticals, Inc.	18,459,442

		81,036,746

Building Products – 1.4%
818,978	Fortune Brands Home & Security, Inc.	48,049,439

Capital Markets* – 1.9%
360,376	Affiliated Managers Group, Inc.	62,532,443

Chemicals – 5.9%
518,082	Ashland, Inc.	58,729,775
679,366	Axalta Coating Systems Ltd.*	19,124,153
942,964	RPM International, Inc.	47,327,363
246,554	The Sherwin-Williams Co.	71,769,404

		196,950,695

Commercial Banks – 2.3%
814,206	Eagle Bancorp, Inc.*	41,923,467
486,521	First Republic Bank	35,228,986

		77,152,453

Computers & Peripherals* – 0.2%
505,143	Pure Storage, Inc. Class A	5,950,585

Diversified Financial Services – 2.1%
253,521	Intercontinental Exchange, Inc.	68,734,613

Diversified Telecommunication Services* – 3.6%
906,484	Level 3 Communications, Inc.	48,904,812
714,602	SBA Communications Corp. Class A	71,031,439

		119,936,251

Electrical Equipment – 4.5%
1,404,971	AMETEK, Inc.	67,185,713
280,508	Hubbell, Inc.	29,809,585
1,419,656	Sensata Technologies Holding NV*	52,498,879

		149,494,177

Electronic Equipment, Instruments & Components – 2.7%
1,521,518	Amphenol Corp. Class A	89,343,537

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services* – 0.4%
215,952	Dril-Quip, Inc.	$ 13,179,551

Food & Staples Retailing – 1.3%
1,335,208	Whole Foods Market, Inc.	43,193,979

Food Products – 6.4%
1,511,984	Blue Buffalo Pet Products, Inc.*	39,069,667
823,233	McCormick & Co., Inc.	79,911,227
506,930	Mead Johnson Nutrition Co.	41,710,200
581,292	TreeHouse Foods, Inc.*	55,048,353

		215,739,447

Health Care Equipment & Supplies – 3.0%
269,666	C.R. Bard, Inc.	59,067,641
290,691	DexCom, Inc.*	18,746,663
144,815	Teleflex, Inc.	23,329,696

		101,144,000

Health Care Providers & Services – 3.5%
203,173	Adeptus Health, Inc. Class A*	14,526,869
423,804	Cardinal Health, Inc.	33,459,326
406,951	Henry Schein, Inc.*	70,699,597

		118,685,792

Health Care Technology* – 1.3%
778,420	Cerner Corp.	43,287,936

Hotels, Restaurants & Leisure* – 4.3%
138,634	Chipotle Mexican Grill, Inc.	61,270,683
379,029	Panera Bread Co. Class A	83,064,205

		144,334,888

Household Durables – 1.4%
996,342	Newell Brands, Inc.	47,515,550

Industrial Conglomerates – 1.5%
283,996	Roper Technologies, Inc.	48,586,036

Internet & Catalog Retail – 1.7%
519,965	Expedia, Inc.	57,840,907

Internet Software & Services* – 0.9%
89,053	LinkedIn Corp. Class A	12,155,734
1,209,905	Match Group, Inc.	16,938,670

		29,094,404

IT Services – 8.1%
1,701,718	Black Knight Financial Services, Inc. Class A*	59,560,130
984,569	Fidelity National Information Services, Inc.	73,123,940
371,478	FleetCor Technologies, Inc.*	55,309,359
408,093	Global Payments, Inc.	31,704,745
1,785,680	Sabre Corp.	50,302,606

		270,000,780

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 3.4%
1,081,372	Agilent Technologies, Inc.	$ 49,624,161
173,972	Mettler-Toledo International, Inc.*	65,295,171

		114,919,332

Machinery – 5.8%
514,752	Graco, Inc.	41,319,143
692,656	The Middleby Corp.*	86,027,875
1,498,870	Xylem, Inc.	66,939,534

		194,286,552

Oil, Gas & Consumable Fuels* – 0.3%
92,360	Concho Resources, Inc.	11,206,962

Pharmaceuticals – 1.8%
1,291,812	Zoetis, Inc.	61,257,725

Real Estate Investment Trusts – 2.3%
216,606	Equinix, Inc.	78,411,372

Road & Rail – 0.9%
314,681	Kansas City Southern	29,296,801

Semiconductors & Semiconductor Equipment* – 0.8%
553,592	Qorvo, Inc.	28,216,584

Software – 6.0%
812,387	Electronic Arts, Inc.*	62,350,702
683,673	Intuit, Inc.	72,920,562
449,987	Mobileye NV*	17,086,007
312,029	ServiceNow, Inc.*	22,350,637
468,910	Splunk, Inc.*	26,938,880

		201,646,788

Specialty Retail – 10.4%
275,439	Advance Auto Parts, Inc.	42,373,536
526,679	Five Below, Inc.*	22,046,783
82,290	O’Reilly Automotive, Inc.*	21,759,945
381,249	Restoration Hardware Holdings, Inc.*	12,680,342
1,442,994	Ross Stores, Inc.	77,055,879
1,008,338	Tractor Supply Co.	96,901,282
319,461	Ulta Salon, Cosmetics & Fragrance, Inc.*	74,437,607

		347,255,374

Textiles, Apparel & Luxury Goods – 2.6%
1,961,308	Kate Spade & Co.*	42,874,193
221,674	PVH Corp.	20,793,021
590,539	Under Armour, Inc. Class A*	22,281,037

		85,948,251

Trading Companies & Distributors – 1.2%
180,925	W.W. Grainger, Inc.	41,314,224

TOTAL COMMON STOCKS (Cost $2,683,375,647)		$3,295,790,512

Shares	Description	Value
Investment Company(a) – 1.7%
Goldman Sachs Financial Square Government Fund - FST Institutional Shares
57,749,129	0.230%	$ 57,749,129
(Cost $57,749,129)

TOTAL INVESTMENTS – 100.1% (Cost $2,741,124,776)		$3,353,539,641

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(3,661,954)

NET ASSETS – 100.0%		$3,349,877,687

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,753,209,292

Gross unrealized gain	685,946,690
Gross unrealized loss	(85,616,341)

Net unrealized security gain	$600,330,349

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.8%
Aerospace & Defense* – 0.7%
673,745	Aerovironment, Inc.	$ 19,410,594

Auto Components – 0.5%
386,146	BorgWarner, Inc.	13,140,548

Biotechnology* – 6.7%
253,722	Acceleron Pharma, Inc.	8,679,830
1,097,460	Achillion Pharmaceuticals, Inc.	10,261,251
455,077	Alder Biopharmaceuticals, Inc.	13,684,165
515,878	Alkermes PLC	23,941,898
620,076	Cepheid, Inc.	17,368,329
363,126	Dynavax Technologies Corp.	6,024,260
343,047	Emergent BioSolutions, Inc.	15,052,902
257,265	Galapagos NV ADR	14,875,062
138,436	Intellia Therapeutics, Inc.	4,093,553
296,893	Medivation, Inc.	17,950,151
259,750	Ophthotech Corp.	13,948,575
354,777	Otonomy, Inc.	5,211,674
276,349	Ultragenyx Pharmaceutical, Inc.	20,201,112
762,291	Voyager Therapeutics, Inc.	10,580,599

		181,873,361

Building Products – 1.0%
453,982	Fortune Brands Home & Security, Inc.	26,635,124

Capital Markets – 3.5%
305,043	Affiliated Managers Group, Inc.*	52,931,061
1,298,660	HFF, Inc. Class A	41,816,852

		94,747,913

Chemicals – 5.2%
409,356	Ashland, Inc.	46,404,596
1,017,481	Axalta Coating Systems Ltd.*	28,642,090
633,028	Olin Corp.	14,565,974
1,048,991	RPM International, Inc.	52,648,859

		142,261,519

Commercial Banks – 3.5%
1,278,161	Eagle Bancorp, Inc.*	65,812,510
398,855	First Republic Bank	28,881,090

		94,693,600

Commercial Services & Supplies – 1.7%
1,208,319	Healthcare Services Group, Inc.	47,124,441

Computers & Peripherals* – 2.1%
1,162,850	Electronics for Imaging, Inc.	50,967,715
411,733	Pure Storage, Inc. Class A	4,850,215

		55,817,930

Consumer Finance* – 1.0%
3,967,553	SLM Corp.	27,257,089

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 2.0%
745,806	Avery Dennison Corp.	$ 55,473,050

Diversified Telecommunication Services* – 3.4%
852,724	Level 3 Communications, Inc.	46,004,460
455,175	SBA Communications Corp. Class A	45,244,395

		91,248,855

Electrical Equipment – 3.0%
573,920	AMETEK, Inc.	27,444,854
180,898	Hubbell, Inc.	19,224,031
950,120	Sensata Technologies Holding NV*	35,135,438

		81,804,323

Electronic Equipment, Instruments & Components – 1.5%
700,527	Amphenol Corp. Class A	41,134,945

Energy Equipment & Services* – 0.4%
177,315	Dril-Quip, Inc.	10,821,534

Food & Staples Retailing – 1.0%
827,461	Whole Foods Market, Inc.	26,768,363

Food Products – 5.9%
1,065,159	Blue Buffalo Pet Products, Inc.*	27,523,709
576,750	McCormick & Co., Inc.	55,985,122
531,863	The Hain Celestial Group, Inc.*	26,295,307
530,220	TreeHouse Foods, Inc.*	50,211,834

		160,015,972

Health Care Equipment & Supplies – 4.0%
208,914	ABIOMED, Inc.*	20,747,249
158,488	C.R. Bard, Inc.	34,715,212
348,457	DexCom, Inc.*	22,471,992
200,292	Teleflex, Inc.	32,267,041

		110,201,494

Health Care Providers & Services* – 4.7%
477,813	Acadia Healthcare Co., Inc.	28,128,851
272,623	Adeptus Health, Inc. Class A	19,492,545
220,859	Henry Schein, Inc.	38,369,834
651,427	VCA, Inc.	42,297,155

		128,288,385

Health Care Technology* – 0.4%
780,649	Evolent Health, Inc. Class A	11,959,543

Hotels, Restaurants & Leisure – 6.5%
58,929	Chipotle Mexican Grill, Inc.*	26,044,261
474,530	Jack in the Box, Inc.	40,429,956
334,624	Panera Bread Co. Class A*	73,332,850
213,883	Shake Shack, Inc. Class A*	8,191,719
558,584	Wingstop, Inc.*	15,584,494
360,093	Zoe’s Kitchen, Inc.*	13,294,633

		176,877,913

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables*(a) – 0.9%
1,354,826	M/I Homes, Inc.	$ 25,579,115

Internet Software & Services* – 1.7%
989,186	GoDaddy, Inc. Class A	32,178,221
968,407	Match Group, Inc.	13,557,698

		45,735,919

IT Services – 7.8%
1,651,842	Black Knight Financial Services, Inc. Class A*	57,814,470
195,349	FleetCor Technologies, Inc.*	29,085,513
419,321	Global Payments, Inc.	32,577,048
1,275,325	InterXion Holding NV*	47,773,675
1,624,095	Sabre Corp.	45,750,756

		213,001,462

Life Sciences Tools & Services – 3.2%
139,882	Mettler-Toledo International, Inc.*	52,500,512
626,942	PerkinElmer, Inc.	34,325,075

		86,825,587

Machinery – 6.3%
320,198	Graco, Inc.	25,702,293
1,358,559	Kornit Digital Ltd.*	13,368,221
608,346	The Middleby Corp.*	75,556,573
1,292,579	Xylem, Inc.	57,726,578

		172,353,665

Media* – 1.2%
506,338	AMC Networks, Inc. Class A	32,375,252

Oil, Gas & Consumable Fuels* – 0.3%
62,748	Concho Resources, Inc.	7,613,842

Pharmaceuticals* – 1.2%
1,002,760	Cempra, Inc.	18,841,860
1,472,606	Corium International, Inc.(a)	6,170,219
307,419	Revance Therapeutics, Inc.	6,302,090

		31,314,169

Road & Rail – 0.9%
253,803	Kansas City Southern	23,629,059

Semiconductors & Semiconductor Equipment* – 1.4%
314,104	Cavium, Inc.	15,626,674
448,508	Qorvo, Inc.	22,860,453

		38,487,127

Software* – 4.1%
296,244	Guidewire Software, Inc.	17,389,523
353,865	Mobileye NV	13,436,254
241,594	Red Hat, Inc.	18,713,871
272,323	ServiceNow, Inc.	19,506,496
422,246	Splunk, Inc.	24,258,033
349,920	Tableau Software, Inc. Class A	17,999,885

		111,304,062

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 8.7%
86,924	Advance Auto Parts, Inc.	$ 13,372,388
914,966	Burlington Stores, Inc.*	55,227,348
688,748	Five Below, Inc.*	28,830,991
498,515	Restoration Hardware Holdings, Inc.*	16,580,609
705,513	Tractor Supply Co.	67,799,799
233,567	Ulta Salon, Cosmetics & Fragrance, Inc.*	54,423,447

		236,234,582

Textiles, Apparel & Luxury Goods – 2.4%
1,640,630	Kate Spade & Co.*	35,864,172
126,390	PVH Corp.	11,855,382
495,392	Under Armour, Inc. Class A*	18,691,140

		66,410,694

TOTAL COMMON STOCKS (Cost $2,278,155,527)		$2,688,421,031

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 1.1%
Repurchase Agreements – 1.1%
Joint Repurchase Agreement Account II
$30,500,000	0.301%	06/01/16	$ 30,500,000
(Cost $30,500,000)

TOTAL INVESTMENTS – 99.9% (Cost $2,308,655,527)			$2,718,921,031

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			2,451,409

NET ASSETS – 100.0%			$2,721,372,440

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated issuer.

(b)	Joint repurchase agreement was entered into on May 31, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,309,902,323

Gross unrealized gain	496,790,708
Gross unrealized loss	(87,772,000)

Net unrealized security gain	$409,018,708

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.2%
Aerospace & Defense – 2.4%
64,060	Honeywell International, Inc.	$ 7,291,950
15,383	The Boeing Co.	1,940,565

		9,232,515

Auto Components – 0.9%
102,873	BorgWarner, Inc.	3,500,768

Beverages – 3.4%
24,899	Brown-Forman Corp. Class B	2,441,845
239,381	The Coca-Cola Co.	10,676,393

		13,118,238

Biotechnology – 4.9%
21,096	Alexion Pharmaceuticals, Inc.*	3,183,386
17,293	Biogen, Inc.*	5,010,301
37,590	Celgene Corp.*	3,966,497
36,494	Gilead Sciences, Inc.	3,177,168
41,570	Vertex Pharmaceuticals, Inc.*	3,872,245

		19,209,597

Building Products – 0.9%
59,526	Fortune Brands Home & Security, Inc.	3,492,390

Chemicals – 2.0%
23,092	Ashland, Inc.	2,617,709
17,226	The Sherwin-Williams Co.	5,014,316

		7,632,025

Commercial Banks – 0.5%
28,548	First Republic Bank	2,067,161

Computers & Peripherals – 6.6%
256,788	Apple, Inc.	25,642,850

Diversified Financial Services – 1.6%
22,793	Intercontinental Exchange, Inc.	6,179,638

Energy Equipment & Services – 1.0%
91,215	Halliburton Co.	3,847,449

Food & Staples Retailing – 5.0%
65,589	Costco Wholesale Corp.	9,757,676
63,201	Walgreens Boots Alliance, Inc.	4,891,757
149,332	Whole Foods Market, Inc.	4,830,890

		19,480,323

Food Products – 1.2%
47,447	McCormick & Co., Inc.	4,605,680

Health Care Equipment & Supplies – 2.8%
156,137	Abbott Laboratories	6,187,709
42,657	Stryker Corp.	4,741,752

		10,929,461

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – 1.9%
24,984	Aetna, Inc.	$ 2,828,938
24,627	McKesson Corp.	4,510,189

		7,339,127

Health Care Technology* – 1.1%
80,585	Cerner Corp.	4,481,332

Hotels, Restaurants & Leisure – 5.3%
4,654	Chipotle Mexican Grill, Inc.*	2,056,882
76,993	McDonald’s Corp.	9,397,766
112,936	Starbucks Corp.	6,199,057
35,735	Yum! Brands, Inc.	2,933,486

		20,587,191

Industrial Conglomerates – 3.6%
39,426	3M Co.	6,636,184
47,688	Danaher Corp.	4,690,592
16,167	Roper Technologies, Inc.	2,765,850

		14,092,626

Internet & Catalog Retail* – 5.9%
18,620	Amazon.com, Inc.	13,458,350
39,516	Netflix, Inc.	4,053,156
4,215	The Priceline Group, Inc.	5,329,151

		22,840,657

Internet Software & Services* – 9.0%
15,727	Alphabet, Inc. Class A	11,777,164
11,955	Alphabet, Inc. Class C	8,795,533
122,504	Facebook, Inc. Class A	14,554,700

		35,127,397

IT Services – 5.1%
45,450	Fidelity National Information Services, Inc.	3,375,571
25,258	FleetCor Technologies, Inc.*	3,760,664
90,693	MasterCard, Inc. Class A	8,697,459
138,288	Sabre Corp.	3,895,573

		19,729,267

Life Sciences Tools & Services – 0.7%
58,250	Agilent Technologies, Inc.	2,673,092

Machinery – 1.1%
97,663	Xylem, Inc.	4,361,630

Media – 2.2%
137,814	Comcast Corp. Class A	8,723,626

Oil, Gas & Consumable Fuels – 0.7%
49,985	Anadarko Petroleum Corp.	2,592,222

Pharmaceuticals – 2.6%
28,985	Allergan PLC*	6,833,214
70,201	Zoetis, Inc.	3,328,931

		10,162,145

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 4.7%
90,722	American Tower Corp.	$ 9,596,573
23,594	Equinix, Inc.	8,541,028

		18,137,601

Road & Rail – 1.0%
40,956	Kansas City Southern	3,813,004

Semiconductors & Semiconductor Equipment* – 1.1%
47,808	NXP Semiconductors NV	4,517,378

Software – 7.7%
69,420	Electronic Arts, Inc.*	5,327,985
50,845	Intuit, Inc.	5,423,128
174,988	Microsoft Corp.	9,274,364
142,447	Oracle Corp.	5,726,369
52,341	salesforce.com, Inc.*	4,381,465

		30,133,311

Specialty Retail – 3.7%
85,135	Ross Stores, Inc.	4,546,209
56,662	The Home Depot, Inc.	7,486,184
26,374	Tractor Supply Co.	2,534,541

		14,566,934

Textiles, Apparel & Luxury Goods – 3.3%
126,947	Kate Spade & Co.*	2,775,062
120,226	NIKE, Inc. Class B	6,638,880
36,868	PVH Corp.	3,458,218

		12,872,160

Tobacco – 2.3%
46,933	Philip Morris International, Inc.	4,631,349
84,236	Reynolds American, Inc.	4,186,529

		8,817,878

TOTAL COMMON STOCKS (Cost $276,056,428)		$ 374,506,673

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.8%
Repurchase Agreements – 3.8%
Joint Repurchase Agreement Account II
$14,700,000	0.300%	06/01/16	$ 14,700,000
(Cost $14,700,000)

TOTAL INVESTMENTS – 100.0% (Cost $290,756,428)			$ 389,206,673

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(175,649)

NET ASSETS – 100.0%			$ 389,031,024

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$291,415,835

Gross unrealized gain	104,861,156
Gross unrealized loss	(7,070,318)

Net unrealized security gain	$97,790,838

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Computers & Peripherals – 9.2%
277,006	Apple, Inc.	$ 27,661,819
163,562	Electronics for Imaging, Inc.*	7,168,922
44,824	Pure Storage, Inc. Class A*	528,027

		35,358,768

Diversified Financial Services – 1.5%
21,770	Intercontinental Exchange, Inc.	5,902,282

Diversified Telecommunication Services* – 5.4%
191,679	Level 3 Communications, Inc.	10,341,082
106,297	SBA Communications Corp. Class A	10,565,922

		20,907,004

Electronic Equipment, Instruments & Components – 3.3%
217,091	Amphenol Corp. Class A	12,747,584

Internet & Catalog Retail – 8.8%
29,564	Amazon.com, Inc.*	21,368,563
29,958	Expedia, Inc.	3,332,528
7,139	The Priceline Group, Inc.*	9,026,052

		33,727,143

Internet Software & Services* – 16.0%
21,956	Alphabet, Inc. Class A	16,441,751
20,856	Alphabet, Inc. Class C	15,344,176
179,397	Facebook, Inc. Class A	21,314,158
48,618	LinkedIn Corp. Class A	6,636,357
142,674	Match Group, Inc.	1,997,436

		61,733,878

IT Services – 14.3%
17,980	Alliance Data Systems Corp.*	3,994,976
194,633	Black Knight Financial Services, Inc. Class A*	6,812,155
99,859	Cognizant Technology Solutions Corp. Class A*	6,135,337
137,042	Fidelity National Information Services, Inc.	10,178,109
41,378	FleetCor Technologies, Inc.*	6,160,771
124,297	MasterCard, Inc. Class A	11,920,082
353,461	Sabre Corp.	9,956,997

		55,158,427

Real Estate Investment Trusts – 5.8%
120,558	American Tower Corp.	12,752,625
26,767	Equinix, Inc.	9,689,654

		22,442,279

Semiconductors & Semiconductor Equipment – 11.7%
318,397	Applied Materials, Inc.	7,775,255
184,906	NXP Semiconductors NV*	17,471,768
135,005	Qorvo, Inc.*	6,881,205
105,017	QUALCOMM, Inc.	5,767,533
115,595	Texas Instruments, Inc.	7,005,057

		44,900,818

Shares	Description	Value
Common Stocks – (continued)
Software – 23.4%
20,544	Adobe Systems, Inc.*	$ 2,043,512
119,530	Electronic Arts, Inc.*	9,173,927
88,389	Intuit, Inc.	9,427,571
183,513	Microsoft Corp.	9,726,189
295,851	Oracle Corp.	11,893,210
64,611	Red Hat, Inc.*	5,004,768
169,976	Salesforce.com, Inc.*	14,228,691
151,377	ServiceNow, Inc.*	10,843,135
231,152	Splunk, Inc.*	13,279,682
61,976	Workday, Inc. Class A*	4,700,260

		90,320,945

TOTAL COMMON STOCKS (Cost $252,432,371)		$383,199,128

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.8%
Repurchase Agreements – 0.8%
Joint Repurchase Agreement Account II
$ 3,000,000	0.301%	06/01/16	$ 3,000,000
(Cost $3,000,000)

TOTAL INVESTMENTS – 100.2% (Cost $255,432,371)			$386,199,128

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(913,788)

NET ASSETS – 100.0%			$385,285,340

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2016. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$255,596,974

Gross unrealized gain	136,858,985
Gross unrealized loss	(6,256,831)

Net unrealized security gain	$130,602,154

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the FST Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2016:

Capital Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	2,552,267	—	—
Europe	9,217,527	—	—
North America	$831,523,027	$—	$—
Short-term Investments	—	14,500,000	—
Total	$843,292,821	$14,500,000	$—

Concentrated Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,721,690	$—	—
North America	138,238,479	—	$—
Short-term Investments	—	5,100,000	—
Total	$140,960,169	$5,100,000	$—

Dynamic U.S. Equity Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$8,777,714	$—	$—
Short-term Investments	—	300,000	—
Total	$8,777,714	$300,000	$—

Flexible Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$69,637	$—	$—
Europe	354,077	—	—
North America	16,541,502	—	—
Total	$16,965,216	$—	$—

Focused Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$26,626,517	$—	$—
Short-term Investments	—	1,200,000	—
Total	$26,626,517	$1,200,000	$—

Growth Opportunities Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$17,086,007	$—	$—
Europe	22,579,347	—	—
North America	3,256,125,158	—	—
Investment Company	57,749,129	—	—
Total	$3,353,539,641	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Small/Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$26,804,475	$—	$—
Europe	121,726,073	—	—
North America	2,539,890,483	—	—
Short-term Investments	—	30,500,000	—
Total	$2,688,421,031	$30,500,000	$—

Strategic Growth Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,517,378	$—	$—
North America	369,989,295	—	—
Short-term Investments	—	14,700,000	—
Total	$374,506,673	$14,700,000	$—

Technology Opportunities Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$17,471,768	$—	$—
North America	365,727,360	—	—
Short-term Investments	—	3,000,000	—
Total	$383,199,128	$3,000,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2016, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Capital Growth	$14,500,000	$14,500,121	$14,790,002
Concentrated Growth	5,100,000	5,100,043	5,202,001
Dynamic U.S. Equity	300,000	300,003	306,000
Focused Growth	1,200,000	1,200,010	1,224,000
Small/Mid Cap Growth	30,500,000	30,500,255	31,110,004
Strategic Growth	14,700,000	14,700,123	14,994,002
Technology Tollkeeper	3,000,000	3,000,025	3,060,000

REPURCHASE AGREEMENTS — At May 31, 2016, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Capital Growth	Concentrated Growth	Dynamic U.S. Equity	Focused Growth	Small/Mid Cap Growth	Strategic Growth	Technology Tollkeeper
BNP Paribas Securities Co.	0.310%	$2,512,742	$883,792	$51,988	$207,951	$5,285,423	$2,547,401	$519,878
Citigroup Global Markets, Inc.	0.030	5,318,145	1,870,520	110,031	440,122	11,186,442	5,391,498	1,100,306
Merrill Lynch & Co., Inc.	0.310	2,675,331	940,979	55,351	221,407	5,627,421	2,712,232	553,516
Merrill Lynch & Co., Inc.	0.290	3,993,782	1,404,709	82,630	330,520	8,400,714	4,048,869	826,300
TOTAL		$14,500,000	$5,100,000	$300,000	$1,200,000	$30,500,000	$14,700,000	$3,000,000

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At May 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.467% to 5.125%	08/25/16 to 02/01/33
Federal Home Loan Bank	1.625 to 5.500	12/09/16 to 07/15/36
Federal Home Loan Mortgage Corp.	3.500 to 7.500	09/01/17 to 05/01/46
Federal National Mortgage Association	0.625 to 6.500	08/26/16 to 12/01/44
Government National Mortgage Association	3.500 to 6.000	01/15/38 to 05/20/46
United States Treasury Bill	0.000	06/23/16 to 01/05/17
United States Treasury Bond	6.250	05/15/39
United States Treasury Inflation Protected Security	0.125	01/15/22
United States Treasury Notes	0.750 to 4.250
United States Treasury Stripped Securities	0.000	08/15/29 to 02/15/45

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversification Risk — The Concentrated Growth and Focused Growth Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 95.0%
Aerospace & Defense – 3.4%
1,074	United Technologies Corp.	$ 108,023

Biotechnology* – 1.6%
541	Vertex Pharmaceuticals, Inc.	50,394

Capital Markets – 4.0%
4,593	Morgan Stanley	125,710

Commercial Banks – 17.1%
10,330	Bank of America Corp.	152,781
2,413	JPMorgan Chase & Co.	157,497
786	M&T Bank Corp.	93,927
2,720	Wells Fargo & Co.	137,958

		542,163

Consumer Finance – 2.6%
1,247	American Express Co.	82,003

Diversified Telecommunication Services – 5.0%
3,084	Verizon Communications, Inc.	156,976

Electric Utilities – 1.8%
1,742	FirstEnergy Corp.	57,155

Electronic Equipment, Instruments & Components – 2.6%
4,000	Corning, Inc.	83,560

Energy Equipment & Services – 1.9%
1,321	Baker Hughes, Inc.	61,268

Food & Staples Retailing – 7.2%
1,365	Wal-Mart Stores, Inc.	96,615
4,073	Whole Foods Market, Inc.	131,761

		228,376

Health Care Equipment & Supplies – 3.3%
1,316	Medtronic PLC	105,912

Household Durables – 2.2%
1,492	Newell Brands, Inc.	71,153

Household Products – 2.0%
771	The Procter & Gamble Co.	62,482

Industrial Conglomerates – 4.2%
4,378	General Electric Co.	132,347

Insurance – 2.9%
1,993	MetLife, Inc.	90,781

Internet & Catalog Retail* – 2.5%
63	The Priceline Group, Inc.	79,653

Internet Software & Services* – 6.7%
161	Alphabet, Inc. Class A	120,565
3,706	eBay, Inc.	90,649

		211,214

Shares	Description	Value
Common Stocks – (continued)
IT Services – 2.2%
954	Fidelity National Information Services, Inc.	$ 70,853

Media – 3.6%
2,590	Viacom, Inc. Class B	114,918

Oil, Gas & Consumable Fuels – 7.9%
4,416	BP PLC ADR	138,662
638	Chevron Corp.	64,438
3,544	Southwestern Energy Co.*	48,447

		251,547

Pharmaceuticals – 7.7%
227	Allergan PLC*	53,515
5,444	Pfizer, Inc.	188,907

		242,422

Specialty Retail – 2.6%
1,534	Williams-Sonoma, Inc.	81,363

TOTAL COMMON STOCKS (Cost $2,873,723)		$3,010,273

Shares	Rate	Value
Investment Company(a) – 2.1%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares
67,248	0.230%	$ 67,248
(Cost $67,248)

TOTAL INVESTMENTS – 97.1% (Cost $2,940,971)		$3,077,521

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		93,192

NET ASSETS – 100.0%		$3,170,713

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,940,971

Gross unrealized gain	166,300
Gross unrealized loss	(29,750)

Net unrealized security gain	$136,550

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Aerospace & Defense – 1.3%
52,371	United Technologies Corp.	$ 5,267,475

Air Freight & Logistics – 1.8%
71,159	United Parcel Service, Inc. Class B	7,335,781

Automobiles – 0.7%
88,079	General Motors Co.	2,755,111

Capital Markets – 3.4%
210,107	AllianceBernstein Holding LP	4,939,616
159,960	Invesco Ltd.	5,022,744
151,749	Morgan Stanley	4,153,370

		14,115,730

Chemicals – 1.7%
110,813	E.I. du Pont de Nemours & Co.	7,248,278

Commercial Banks – 16.3%
741,700	Bank of America Corp.	10,969,743
174,658	BB&T Corp.	6,352,311
320,076	JPMorgan Chase & Co.	20,891,361
69,818	M&T Bank Corp.	8,343,251
223,175	Regions Financial Corp.	2,193,810
370,919	Wells Fargo & Co.	18,813,012

		67,563,488

Communications Equipment – 2.6%
367,506	Cisco Systems, Inc.	10,676,049

Computers & Peripherals – 1.0%
154,121	EMC Corp.	4,307,682

Consumer Finance – 2.3%
111,376	American Express Co.	7,324,086
28,782	Capital One Financial Corp.	2,107,993

		9,432,079

Containers & Packaging – 1.1%
69,976	Packaging Corp. of America	4,774,462

Diversified Telecommunication Services – 3.9%
321,149	Verizon Communications, Inc.	16,346,484

Electric Utilities – 6.0%
61,916	Duke Energy Corp.	4,843,689
120,693	FirstEnergy Corp.	3,959,937
28,096	NextEra Energy, Inc.	3,374,892
88,743	PG&E Corp.	5,331,679
60,020	Pinnacle West Capital Corp.	4,416,872
75,847	PPL Corp.	2,923,143

		24,850,212

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 1.5%
89,659	Baker Hughes, Inc.	$ 4,158,385
26,531	Schlumberger Ltd.	2,024,315

		6,182,700

Food & Staples Retailing – 4.2%
152,688	Wal-Mart Stores, Inc.	10,807,257
203,966	Whole Foods Market, Inc.	6,598,300

		17,405,557

Food Products – 1.1%
99,897	Mondelez International, Inc. Class A	4,444,418

Health Care Equipment & Supplies – 2.1%
109,057	Medtronic PLC	8,776,907

Household Durables – 1.2%
101,180	Newell Brands, Inc.	4,825,274

Household Products – 2.8%
143,807	The Procter & Gamble Co.	11,654,119

Independent Power Producers & Energy Traders – 0.6%
146,720	NRG Energy, Inc.	2,403,274

Industrial Conglomerates – 3.9%
532,142	General Electric Co.	16,086,653

Insurance – 4.7%
158,771	MetLife, Inc.	7,232,019
73,243	Prudential Financial, Inc.	5,804,508
46,109	The Hartford Financial Services Group, Inc.	2,082,743
37,397	The Travelers Cos., Inc.	4,268,494

		19,387,764

Leisure Equipment & Products – 0.5%
65,341	Mattel, Inc.	2,083,071

Media – 2.5%
68,565	Comcast Corp. Class A	4,340,164
138,596	Viacom, Inc. Class B	6,149,505

		10,489,669

Oil, Gas & Consumable Fuels – 9.3%
360,516	BP PLC ADR	11,320,202
85,861	Chevron Corp.	8,671,961
46,890	ConocoPhillips	2,053,313
183,636	Exxon Mobil Corp.	16,347,277

		38,392,753

Pharmaceuticals – 9.9%
108,575	Johnson & Johnson	12,235,317
168,672	Merck & Co., Inc.	9,489,486
557,834	Pfizer, Inc.	19,356,840

		41,081,643

Real Estate Investment Trusts – 0.7%
151,455	RLJ Lodging Trust	3,103,313

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 1.3%
63,272	Union Pacific Corp.	$ 5,326,870

Semiconductors & Semiconductor Equipment – 3.0%
145,696	Intel Corp.	4,602,536
118,109	Maxim Integrated Products, Inc.	4,483,418
61,978	QUALCOMM, Inc.	3,403,832

		12,489,786

Software – 3.3%
173,039	Microsoft Corp.	9,171,067
115,998	Oracle Corp.	4,663,120

		13,834,187

Specialty Retail – 2.4%
58,241	Lowe’s Cos., Inc.	4,666,851
96,335	Williams-Sonoma, Inc.	5,109,609

		9,776,460

Tobacco – 1.5%
97,765	Altria Group, Inc.	6,221,765

TOTAL COMMON STOCKS (Cost $370,613,641)		$408,639,014

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.8%
Repurchase Agreements – 0.8%
Joint Repurchase Agreement Account II
$3,500,000	0.301%	06/01/16	$ 3,500,000
(Cost $3,500,000)

TOTAL INVESTMENTS – 99.4% (Cost $374,113,641)			$412,139,014

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			2,372,307

NET ASSETS – 100.0%			$414,511,321

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on May 31, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$374,494,497

Gross unrealized gain	48,283,298
Gross unrealized loss	(10,638,781)

Net unrealized security gain	$37,644,517

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Aerospace & Defense – 2.3%
287,737	United Technologies Corp.	$ 28,940,587

Biotechnology* – 2.0%
41,425	Biogen, Inc.	12,002,065
142,890	Vertex Pharmaceuticals, Inc.	13,310,204

		25,312,269

Capital Markets – 3.1%
593,615	Invesco Ltd.	18,639,511
779,823	Morgan Stanley	21,343,755

		39,983,266

Chemicals – 1.7%
343,780	E.I. du Pont de Nemours & Co.	22,486,650

Commercial Banks – 15.9%
3,819,311	Bank of America Corp.	56,487,610
881,460	JPMorgan Chase & Co.	57,532,894
217,207	M&T Bank Corp.	25,956,236
688,482	Regions Financial Corp.	6,767,778
1,144,165	Wells Fargo & Co.	58,032,049

		204,776,567

Communications Equipment – 1.4%
620,855	Cisco Systems, Inc.	18,035,838

Computers & Peripherals – 1.0%
134,402	Apple, Inc.	13,421,384

Consumer Finance – 2.5%
343,969	American Express Co.	22,619,402
133,780	Capital One Financial Corp.	9,798,047

		32,417,449

Diversified Telecommunication Services – 3.1%
789,241	Verizon Communications, Inc.	40,172,367

Electric Utilities – 4.4%
214,713	Duke Energy Corp.	16,796,998
281,198	FirstEnergy Corp.	9,226,106
112,853	NextEra Energy, Inc.	13,555,902
281,608	PG&E Corp.	16,919,009

		56,498,015

Electronic Equipment, Instruments & Components – 0.9%
274,077	Corning, Inc.	5,725,469
108,121	TE Connectivity Ltd.	6,487,260

		12,212,729

Energy Equipment & Services – 1.3%
349,626	Baker Hughes, Inc.	16,215,654

Food & Staples Retailing – 3.2%
424,221	Wal-Mart Stores, Inc.	30,026,362
341,445	Whole Foods Market, Inc.	11,045,746

		41,072,108

Shares	Description	Value
Common Stocks – (continued)
Food Products – 1.2%
352,429	Mondelez International, Inc. Class A	$ 15,679,566

Health Care Equipment & Supplies – 3.4%
522,188	Abbott Laboratories	20,694,311
281,030	Medtronic PLC	22,617,294

		43,311,605

Health Care Providers & Services – 0.9%
102,978	Aetna, Inc.	11,660,199

Hotels, Restaurants & Leisure* – 0.4%
232,533	MGM Resorts International	5,313,379

Household Durables – 1.2%
313,851	Newell Brands, Inc.	14,967,554

Household Products – 3.4%
62,536	Kimberly-Clark Corp.	7,944,574
444,253	The Procter & Gamble Co.	36,002,263

		43,946,837

Industrial Conglomerates – 4.6%
1,944,723	General Electric Co.	58,788,976

Insurance – 4.1%
486,081	MetLife, Inc.	22,140,990
300,503	Prudential Financial, Inc.	23,814,863
142,662	The Hartford Financial Services Group, Inc.	6,444,042

		52,399,895

Internet & Catalog Retail* – 1.2%
12,606	The Priceline Group, Inc.	15,938,144

Internet Software & Services* – 2.8%
27,986	Alphabet, Inc. Class A	20,957,316
631,852	eBay, Inc.	15,455,100

		36,412,416

Leisure Equipment & Products – 1.0%
408,892	Mattel, Inc.	13,035,477

Media – 2.4%
162,967	Comcast Corp. Class A	10,315,811
458,049	Viacom, Inc. Class B	20,323,634

		30,639,445

Metals & Mining – 0.6%
256,720	Newmont Mining Corp.	8,320,295

Oil, Gas & Consumable Fuels – 10.7%
1,114,224	BP PLC ADR	34,986,634
301,093	Chevron Corp.	30,410,393
217,084	ConocoPhillips	9,506,108
202,651	Devon Energy Corp.	7,313,674

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
516,586	Exxon Mobil Corp.	$ 45,986,486
712,716	Southwestern Energy Co.*	9,742,828

		137,946,123

Pharmaceuticals – 6.0%
118,968	Allergan PLC*	28,046,706
145,421	Johnson & Johnson	16,387,492
957,921	Pfizer, Inc.	33,239,859

		77,674,057

Real Estate Investment Trusts – 1.5%
50,655	AvalonBay Communities, Inc.	9,111,821
101,059	Vornado Realty Trust	9,653,156

		18,764,977

Road & Rail – 1.5%
228,568	Union Pacific Corp.	19,243,140

Semiconductors & Semiconductor Equipment – 2.2%
187,937	Maxim Integrated Products, Inc.	7,134,088
374,168	QUALCOMM, Inc.	20,549,307

		27,683,395

Software – 4.3%
591,438	Microsoft Corp.	31,346,214
256,793	Oracle Corp.	10,323,079
781,522	Symantec Corp.	13,567,222

		55,236,515

Specialty Retail – 1.1%
41,217	Advance Auto Parts, Inc.	6,340,823
89,610	Lowe’s Cos., Inc.	7,180,450

		13,521,273

TOTAL COMMON STOCKS (Cost $1,122,651,678)		$1,252,028,151

Investment Company(a) – 1.4%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares
18,446,079	0.230%	$ 18,446,079
(Cost $18,446,079)

TOTAL INVESTMENTS – 98.7% (Cost $1,141,097,757)		$1,270,474,230

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		16,370,127

NET ASSETS – 100.0%		$1,286,844,357

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,146,517,524

Gross unrealized gain	151,921,663
Gross unrealized loss	(27,964,957)

Net unrealized security gain	$123,956,706

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.7%
Aerospace & Defense – 2.0%
446,571	L-3 Communications Holdings, Inc.	$ 61,274,007
2,003,279	Textron, Inc.	76,244,799

		137,518,806

Beverages – 2.1%
540,917	Dr. Pepper Snapple Group, Inc.	49,439,814
896,287	Molson Coors Brewing Co. Class B	88,893,744

		138,333,558

Biotechnology* – 0.8%
610,104	Vertex Pharmaceuticals, Inc.	56,831,188

Building Products – 0.9%
978,053	Fortune Brands Home & Security, Inc.	57,382,369

Capital Markets – 2.4%
1,952,960	E*TRADE Financial Corp.*	54,468,054
1,890,063	Raymond James Financial, Inc.	105,975,833

		160,443,887

Chemicals – 2.0%
1,544,128	Axalta Coating Systems Ltd.*	43,467,203
1,333,422	Celanese Corp. Series A	93,979,583

		137,446,786

Commercial Banks – 7.6%
6,896,686	Citizens Financial Group, Inc.	162,416,955
1,789,118	Comerica, Inc.	84,267,458
13,519,767	Huntington Bancshares, Inc.	141,281,565
444,352	M&T Bank Corp.	53,100,064
2,544,195	Zions Bancorp	71,288,344

		512,354,386

Commercial Services & Supplies – 1.0%
978,053	Waste Connections, Inc.	64,033,130

Communications Equipment – 2.3%
8,565,140	Brocade Communications Systems, Inc.	77,600,168
306,431	F5 Networks, Inc.*	33,768,696
6,377,783	Viavi Solutions, Inc.*	43,560,258

		154,929,122

Construction Materials – 2.1%
481,165	Martin Marietta Materials, Inc.	90,959,432
443,426	Vulcan Materials Co.	51,769,985

		142,729,417

Consumer Finance* – 3.2%
12,076,273	SLM Corp.	82,963,995
4,295,883	Synchrony Financial	134,031,550

		216,995,545

Shares	Description	Value
Common Stocks – (continued)
Diversified Financial Services – 0.7%
1,392,994	Voya Financial, Inc.	$ 45,773,783

Electric Utilities – 3.8%
2,113,348	FirstEnergy Corp.	69,338,948
1,201,338	PG&E Corp.	72,176,387
688,726	Pinnacle West Capital Corp.	50,683,346
1,037,805	PPL Corp.	39,997,005
496,006	Xcel Energy, Inc.	20,519,768

		252,715,454

Electrical Equipment – 1.3%
1,070,102	AMETEK, Inc.	51,172,278
333,356	Hubbell, Inc.	35,425,742

		86,598,020

Electronic Equipment, Instruments & Components – 0.4%
1,404,625	Corning, Inc.	29,342,616

Energy Equipment & Services – 0.5%
742,189	Baker Hughes, Inc.	34,422,726

Food & Staples Retailing – 0.8%
1,698,227	Whole Foods Market, Inc.	54,937,643

Food Products – 2.0%
2,295,751	ConAgra Foods, Inc.	104,915,821
537,772	The Hain Celestial Group, Inc.*	26,587,447

		131,503,268

Gas Utilities – 0.6%
537,772	Atmos Energy Corp.	39,203,579

Health Care Equipment & Supplies – 2.4%
301,907	St. Jude Medical, Inc.	23,657,433
1,129,482	Zimmer Biomet Holdings, Inc.	137,921,047

		161,578,480

Health Care Providers & Services* – 2.9%
1,357,604	Centene Corp.	84,646,609
858,548	Laboratory Corp. of America Holdings	109,851,217

		194,497,826

Hotels, Restaurants & Leisure* – 0.7%
1,952,960	MGM Resorts International	44,625,136

Insurance – 6.5%
1,666,778	Arthur J. Gallagher & Co.	80,555,381
748,478	Endurance Specialty Holdings Ltd.	50,836,626
251,220	Everest Re Group Ltd.	44,996,014
2,383,807	Lincoln National Corp.	109,297,551
1,657,344	W.R. Berkley Corp.	94,518,328

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
1,528,404	XL Group PLC	$ 52,500,677

		432,704,577

Internet & Catalog Retail – 2.2%
701,305	Expedia, Inc.	78,013,168
2,503,312	Liberty Interactive Corp. QVC Group Class A*	67,539,358

		145,552,526

Internet Software & Services – 1.7%
1,254,801	IAC/InterActiveCorp.	70,118,280
1,848,946	Match Group, Inc.*	25,885,244
1,380,596	Pandora Media, Inc.*	16,277,227

		112,280,751

IT Services – 1.7%
1,569,287	Fidelity National Information Services, Inc.	116,550,945

Leisure Equipment & Products – 0.8%
1,746,277	Mattel, Inc.	55,671,311

Machinery – 3.2%
1,921,512	Ingersoll-Rand PLC	128,376,217
773,637	Stanley Black & Decker, Inc.	87,560,235

		215,936,452

Media – 1.4%
1,157,311	Liberty SiriusXM Group Class C*	36,397,431
1,223,352	Viacom, Inc. Class B	54,280,128

		90,677,559

Metals & Mining – 2.0%
1,670,814	Newmont Mining Corp.	54,151,082
1,688,792	Nucor Corp.	81,923,300

		136,074,382

Multi-Utilities – 4.7%
1,169,889	Ameren Corp.	57,968,000
1,232,822	CMS Energy Corp.	51,556,616
1,147,875	SCANA Corp.	80,247,941
1,160,455	Sempra Energy	124,307,940

		314,080,497

Multiline Retail – 1.1%
2,128,792	Macy’s, Inc.	70,697,182

Oil, Gas & Consumable Fuels – 7.7%
1,512,680	Anadarko Petroleum Corp.	78,447,585
2,185,680	Cabot Oil & Gas Corp.	52,390,749
600,669	Cimarex Energy Co.	69,845,791
6,665,754	Encana Corp.	53,059,402
2,537,905	Gulfport Energy Corp.*	78,015,200
2,210,840	Newfield Exploration Co.*	90,135,947

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
610,104	Pioneer Natural Resources Co.	$ 97,811,873

		519,706,547

Personal Products – 0.8%
698,160	Edgewell Personal Care Co.	55,454,849

Pharmaceuticals – 1.3%
882,333	Perrigo Co. PLC	84,562,795

Professional Services – 0.5%
638,408	Nielsen Holdings PLC	34,084,603

Real Estate Investment Trusts – 12.9%
4,248,711	Brixmor Property Group, Inc.	107,279,953
6,302,306	DDR Corp.	108,462,686
437,137	Federal Realty Investment Trust	66,965,017
7,045,616	MFA Financial, Inc.	50,798,891
669,856	Mid-America Apartment Communities, Inc.	68,988,470
3,581,930	RLJ Lodging Trust	73,393,746
4,736,165	Starwood Property Trust, Inc.	97,659,722
717,537	Taubman Centers, Inc.	49,201,512
1,808,296	Ventas, Inc.	119,944,274
1,270,525	Vornado Realty Trust	121,360,548

		864,054,819

Semiconductors & Semiconductor Equipment – 2.4%
2,148,089	Intersil Corp. Class A	29,042,163
2,006,423	Maxim Integrated Products, Inc.	76,163,817
1,248,511	Xilinx, Inc.	59,166,937

		164,372,917

Software – 0.6%
2,331,871	Symantec Corp.	40,481,281

Specialty Retail – 1.3%
1,732,821	Sally Beauty Holdings, Inc.*	49,766,619
720,174	Williams-Sonoma, Inc.	38,198,029

		87,964,648

Textiles, Apparel & Luxury Goods – 0.6%
1,437,203	Hanesbrands, Inc.	38,905,085

Water Utilities – 0.8%
742,188	American Water Works Co., Inc.	54,996,131

TOTAL COMMON STOCKS (Cost $5,773,081,430)		$6,489,006,582

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Investment Company(a) – 2.2%
Goldman Sachs Financial Square Government Fund - FST Institutional Shares
146,478,302	0.230%	$ 146,478,302
(Cost $146,478,302)

TOTAL INVESTMENTS – 98.9% (Cost $5,919,559,732)		$6,635,484,884

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		72,713,743

NET ASSETS – 100.0%		$6,708,198,627

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,953,573,639

Gross unrealized gain	802,115,227
Gross unrealized loss	(120,203,982)

Net unrealized security gain	$681,911,245

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 1.8%
435,370	Curtiss-Wright Corp.	$ 36,231,491
450,639	Esterline Technologies Corp.*	30,377,575
213,325	KLX, Inc.*	7,016,259
565,251	Moog, Inc. Class A*	30,483,987

		104,109,312

Air Freight & Logistics – 0.6%
731,562	Forward Air Corp.	33,278,755

Auto Components – 0.3%
103,925	Cooper Tire & Rubber Co.	3,339,110
706,989	Tower International, Inc.	15,320,452

		18,659,562

Biotechnology* – 0.1%
937,785	Infinity Pharmaceuticals, Inc.	4,970,261

Building Products* – 1.5%
491,669	Armstrong World Industries, Inc.	20,330,513
847,384	Continental Building Products, Inc.	19,413,567
379,928	Gibraltar Industries, Inc.	11,352,249
538,059	Masonite International Corp.	37,572,660

		88,668,989

Capital Markets – 1.3%
439,878	Golub Capital BDC, Inc.	7,631,884
563,471	New Mountain Finance Corp.	7,088,465
1,481,518	OM Asset Management PLC	22,489,443
811,572	Stifel Financial Corp.*	30,661,190
521,742	Virtu Financial, Inc. Class A	9,292,225

		77,163,207

Chemicals – 1.9%
41,024	Methanex Corp.	1,350,510
358,683	Minerals Technologies, Inc.	20,660,141
617,706	PolyOne Corp.	23,145,444
174,385	Quaker Chemical Corp.	15,068,608
310,431	Trinseo SA*	14,618,196
474,934	W.R. Grace & Co.	36,873,875

		111,716,774

Commercial Banks – 17.9%
425,221	Ameris Bancorp	13,534,784
1,172,192	BancorpSouth, Inc.	28,003,667
772,306	Bank of the Ozarks, Inc.	30,050,426
670,795	Banner Corp.	29,843,669
567,011	BNC Bancorp	13,517,542
1,735,946	Boston Private Financial Holdings, Inc.	21,855,560
1,256,146	Brookline Bancorp, Inc.	14,608,978
36,335	CenterState Banks, Inc.	574,820
936,092	CoBiz, Inc.	11,841,564
1,118,481	Columbia Banking System, Inc.	34,080,116
732,600	Community Bank System, Inc.	30,212,424

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
563,125	ConnectOne Bancorp, Inc.	$ 8,919,900
77,279	CU Bancorp*	1,785,145
2,108,169	CVB Financial Corp.	36,998,366
964,873	First Financial Bankshares, Inc.	32,332,894
952,189	First Merchants Corp.	24,671,217
1,217,603	First Midwest Bancorp, Inc.	22,769,176
802,969	Flushing Financial Corp.	16,749,933
1,277,404	Glacier Bancorp, Inc.	34,924,225
1,235,935	Great Western Bancorp, Inc.	42,046,509
647,654	Heritage Financial Corp.	11,826,162
732,360	Home BancShares, Inc.	32,187,222
595,126	Independent Bank Corp.	29,333,760
226,332	Independent Bank Group, Inc.	8,605,143
310,442	Lakeland Financial Corp.	15,233,389
1,467,911	LegacyTexas Financial Group, Inc.	39,516,164
1,330,974	MB Financial, Inc.	48,114,710
862,194	PacWest Bancorp	35,936,246
796,044	Pinnacle Financial Partners, Inc.	39,149,444
1,682,392	PrivateBancorp, Inc.	74,614,085
847,974	Prosperity Bancshares, Inc.	45,663,400
829,599	Renasant Corp.	28,546,502
392,408	Sandy Spring Bancorp, Inc.	11,532,871
522,123	South State Corp.	37,848,696
337,965	Southwest Bancorp, Inc.	5,735,266
877,809	State Bank Financial Corp.	19,083,568
284,290	Texas Capital Bancshares, Inc.*	14,567,020
284,084	The First of Long Island Corp.	8,548,088
428,229	TriCo Bancshares	12,058,929
103,416	UMB Financial Corp.	5,951,591
1,823,255	Webster Financial Corp.	71,398,666
5,929	Yadkin Financial Corp.	156,941

		1,044,928,778

Commercial Services & Supplies – 2.3%
1,241,590	ABM Industries, Inc.	42,425,130
255,179	G&K Services, Inc. Class A	19,128,218
690,982	Mobile Mini, Inc.	23,804,330
326,340	MSA Safety, Inc.	16,437,746
1,001,780	Progressive Waste Solutions Ltd.	31,666,266

		133,461,690

Communications Equipment* – 1.9%
1,647,328	Ixia	16,736,853
919,031	NetScout Systems, Inc.	22,295,692
2,865,773	Polycom, Inc.	34,389,276
1,122,750	Radware Ltd.	13,450,545
3,570,462	Viavi Solutions, Inc.	24,386,255

		111,258,621

Computers & Peripherals* – 0.5%
674,158	Electronics for Imaging, Inc.	29,548,345

Construction & Engineering – 0.7%
904,290	EMCOR Group, Inc.	42,998,990

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction Materials – 1.0%
426,915	Eagle Materials, Inc.	$ 33,435,983
1,266,546	Summit Materials, Inc. Class A*	27,547,375

		60,983,358

Containers & Packaging – 1.4%
1,404,806	Berry Plastics Group, Inc.*	55,026,251
1,928,813	Graphic Packaging Holding Co.	25,846,094

		80,872,345

Distributors – 0.5%
366,266	Core-Mark Holding Co., Inc.	31,359,695

Diversified Financial Services – 0.5%
196,649	MarketAxess Holdings, Inc.	27,519,061

Electric Utilities – 2.5%
702,496	IDACORP, Inc.	51,429,732
1,462,887	PNM Resources, Inc.	48,041,209
1,156,100	Portland General Electric Co.	47,608,198

		147,079,139

Electrical Equipment – 0.6%
260,927	EnerSys	15,686,931
832,194	Thermon Group Holdings, Inc.*	16,727,100

		32,414,031

Electronic Equipment, Instruments & Components – 1.4%
423,209	Anixter International, Inc.*	25,477,182
965,661	CTS Corp.	17,266,018
124,396	Littelfuse, Inc.	14,247,074
600,978	Plexus Corp.*	26,394,954

		83,385,228

Food & Staples Retailing* – 0.1%
648,287	SUPERVALU, Inc.	3,001,569

Food Products – 1.9%
715,187	Pinnacle Foods, Inc.	30,130,828
167,959	Post Holdings, Inc.*	12,766,564
59,927	Sanderson Farms, Inc.	5,376,051
660,920	TreeHouse Foods, Inc.*	62,589,124

		110,862,567

Gas Utilities – 3.0%
1,385,270	New Jersey Resources Corp.	48,692,241
712,015	South Jersey Industries, Inc.	20,570,113
847,612	Southwest Gas Corp.	58,849,701
689,884	WGL Holdings, Inc.	45,001,133

		173,113,188

Health Care Equipment & Supplies – 1.4%
651,595	CONMED Corp.	25,946,513
1,786,766	Endologix, Inc.*	22,638,325

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
407,185	Integra LifeSciences Holdings Corp.*	$ 30,420,791
298,902	Wright Medical Group NV*	5,780,765

		84,786,394

Health Care Providers & Services – 1.9%
541,642	Air Methods Corp.*	18,345,414
341,368	American Renal Associates Holdings, Inc.*	9,554,890
325,101	Amsurg Corp.*	24,314,304
377,496	HealthSouth Corp.	15,220,639
376,766	Team Health Holdings, Inc.*	18,073,465
400,720	VCA, Inc.*	26,018,750

		111,527,462

Health Care Technology* – 0.4%
657,974	HMS Holdings Corp.	10,873,020
351,751	Press Ganey Holdings, Inc.	11,970,087

		22,843,107

Hotels, Restaurants & Leisure – 1.8%
702,717	Extended Stay America, Inc.	10,020,744
352,704	Jack in the Box, Inc.	30,050,381
324,233	Marriott Vacations Worldwide Corp.	19,648,520
331,670	Vail Resorts, Inc.	43,531,688

		103,251,333

Household Durables – 0.8%
602,846	CalAtlantic Group, Inc.	22,299,274
401,548	Meritage Homes Corp.*	14,652,487
477,784	William Lyon Homes Class A*	7,749,656

		44,701,417

Household Products – 1.1%
568,076	Spectrum Brands Holdings, Inc.	66,220,619

Independent Power Producers & Energy Traders* – 0.4%
1,097,488	Dynegy, Inc.	20,676,674

Insurance – 4.5%
339,794	American Equity Investment Life Holding Co.	5,508,061
269,239	AMERISAFE, Inc.	16,350,884
802,088	AmTrust Financial Services, Inc.	21,271,374
3,207,723	CNO Financial Group, Inc.	65,084,700
475,048	Endurance Specialty Holdings Ltd.	32,265,260
86,280	Enstar Group Ltd.*	13,448,464
2,460,463	Maiden Holdings Ltd.	32,281,275
1,414,135	National General Holdings Corp.	29,315,018
420,684	ProAssurance Corp.	22,081,703
407,125	RLI Corp.	26,915,034

		264,521,773

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 0.3%
190,506	Cornerstone OnDemand, Inc.	$ 7,622,145
332,740	Marketo, Inc.	11,722,430

		19,344,575

IT Services – 1.0%
1,168,109	Convergys Corp.	32,928,993
403,870	MAXIMUS, Inc.	23,283,105

		56,212,098

Life Sciences Tools & Services* – 0.5%
258,866	PRA Health Sciences, Inc.	12,226,241
601,254	VWR Corp.	17,352,191

		29,578,432

Machinery – 2.8%
736,254	Barnes Group, Inc.	24,583,521
397,387	CLARCOR, Inc.	23,565,049
1,314,196	Manitowoc Foodservice, Inc.*	21,644,808
312,425	RBC Bearings, Inc.*	23,400,633
144,916	Standex International Corp.	12,559,870
646,748	Watts Water Technologies, Inc. Class A	37,220,347
411,609	Woodward, Inc.	23,437,016

		166,411,244

Media – 1.3%
2,030,676	Live Nation Entertainment, Inc.*	49,040,826
124,098	Media General, Inc.*	2,213,908
456,269	Nexstar Broadcasting Group, Inc. Class A	24,282,636
356,260	Townsquare Media, Inc.*	3,145,776

		78,683,146

Metals & Mining – 1.5%
1,611,187	Commercial Metals Co.	27,664,081
281,706	Ferroglobe PLC	2,569,159
1,414,885	Hecla Mining Co.	5,744,433
419,817	Kaiser Aluminum Corp.	35,982,515
194,479	Royal Gold, Inc.	10,916,106
202,809	Worthington Industries, Inc.	7,576,944

		90,453,238

Multi-Utilities – 1.5%
692,296	Black Hills Corp.	41,911,600
812,392	NorthWestern Corp.	47,086,240

		88,997,840

Oil, Gas & Consumable Fuels – 4.9%
703,495	Carrizo Oil & Gas, Inc.*	27,084,557
974,519	Golar LNG Ltd.	16,956,631
2,598,384	Memorial Resource Development Corp.*	41,054,467
1,304,942	Parsley Energy, Inc. Class A*	34,019,838
780,592	PBF Energy, Inc. Class A	20,584,211
480,857	PDC Energy, Inc.*	27,913,749

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
3,098,573	Rice Energy, Inc.*	$ 62,746,103
1,345,506	RSP Permian, Inc.*	44,307,513
901,134	WPX Energy, Inc.*	9,272,669

		283,939,738

Paper & Forest Products – 0.1%
424,454	Mercer International, Inc.	3,824,331

Pharmaceuticals* – 0.5%
478,141	Catalent, Inc.	13,445,325
302,409	Prestige Brands Holdings, Inc.	16,342,182

		29,787,507

Professional Services* – 0.4%
575,712	On Assignment, Inc.	21,687,071

Real Estate Investment Trusts – 13.5%
1,679,317	Acadia Realty Trust	56,928,846
1,610,157	Apollo Commercial Real Estate Finance, Inc.	26,100,645
1,576,474	Blackstone Mortgage Trust, Inc. Class A	44,440,802
1,305,962	Care Capital Properties, Inc.	33,941,952
1,371,673	CBL & Associates Properties, Inc.	13,195,494
2,563,431	Chesapeake Lodging Trust	61,112,195
60,453	Corporate Office Properties Trust	1,634,045
1,891,636	CubeSmart	60,229,690
1,272,492	CyrusOne, Inc.	62,746,580
1,102,600	Highwoods Properties, Inc.	53,652,516
935,672	Hudson Pacific Properties, Inc.	26,301,740
4,146,189	MFA Financial, Inc.	29,894,023
2,703,394	Pebblebrook Hotel Trust	68,179,597
481,061	Pennymac Mortgage Investment Trust	7,403,529
690,165	Post Properties, Inc.	41,803,294
501,508	PS Business Parks, Inc.	49,513,885
528,033	RLJ Lodging Trust	10,819,396
494,325	Sovran Self Storage, Inc.	53,520,568
1,961,452	Terreno Realty Corp.	46,957,161
4,566,067	Two Harbors Investment Corp.	38,720,248

		787,096,206

Real Estate Management & Development – 0.7%
1,867,112	Kennedy-Wilson Holdings, Inc.	39,806,828

Semiconductors & Semiconductor Equipment – 3.9%
400,917	Cabot Microelectronics Corp.	17,295,559
1,995,007	Cypress Semiconductor Corp.	21,206,924
2,974,738	Entegris, Inc.*	42,419,764
1,277,284	Fairchild Semiconductor International, Inc.*	25,379,633
3,479,222	Intersil Corp. Class A	47,039,082
808,017	MKS Instruments, Inc.	33,112,537
1,124,347	Semtech Corp.*	26,467,128

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
315,969	Silicon Laboratories, Inc.*	$ 15,719,458

		228,640,085

Software – 1.5%
728,723	Bottomline Technologies de, Inc.*	18,261,798
577,661	CommVault Systems, Inc.*	26,156,490
339,336	Monotype Imaging Holdings, Inc.	8,103,344
1,158,286	Verint System, Inc.*	38,211,855

		90,733,487

Specialty Retail – 2.2%
207,138	Ascena Retail Group, Inc.*	1,495,536
985,284	Boot Barn Holdings, Inc.*	7,498,011
850,882	Burlington Stores, Inc.*	51,359,238
347,832	CST Brands, Inc.	13,193,268
414,940	Lithia Motors, Inc. Class A	34,166,160
288,019	Monro Muffler Brake, Inc.	18,130,796
306,878	Office Depot, Inc.*	1,098,623

		126,941,632

Textiles, Apparel & Luxury Goods – 0.6%
318,353	Columbia Sportswear Co.	16,926,829
221,669	G-III Apparel Group Ltd.*	8,671,691
317,226	Steven Madden Ltd.*	10,884,024

		36,482,544

Thrifts & Mortgage Finance – 2.0%
505,136	Dime Community Bancshares, Inc.	9,274,297
1,684,162	EverBank Financial Corp.	25,801,362
647,025	Oritani Financial Corp.	10,837,669
1,176,496	Provident Financial Services, Inc.	24,024,048
2,257,022	Radian Group, Inc.	28,009,643
485,222	WSFS Financial Corp.	17,210,824

		115,157,843

Trading Companies & Distributors – 1.6%
904,146	Beacon Roofing Supply, Inc.*	39,013,900
309,240	GMS, Inc.*	7,053,764
631,824	Kaman Corp.	26,985,203
372,227	WESCO International, Inc.*	21,712,001

		94,764,868

Water Utilities – 0.4%
885,513	California Water Service Group	25,812,704

TOTAL COMMON STOCKS (Cost $4,640,220,317)		$5,684,237,661

Shares	Rate	Value
Investment Company(a) – 2.9%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares
170,567,401	0.230%	$ 170,567,401
(Cost $170,567,401)

TOTAL INVESTMENTS – 100.1% (Cost $4,810,787,718)		$5,854,805,062

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(3,320,816)

NET ASSETS – 100.0%		$5,851,484,246

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,820,066,853

Gross unrealized gain	1,216,658,473
Gross unrealized loss	(181,920,264)

Net unrealized security gain	$1,034,738,209

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Aerospace & Defense – 0.9%
2,726	Curtiss-Wright Corp.	$ 226,858
2,176	Esterline Technologies Corp.*	146,684

		373,542

Auto Components – 1.0%
2,511	Lear Corp.	298,206
1,584	Valeo SA ADR	119,323

		417,529

Beverages – 0.7%
2,928	Molson Coors Brewing Co. Class B	290,399

Building Products – 1.9%
4,671	Armstrong World Industries, Inc.*	193,146
5,245	Fortune Brands Home & Security, Inc.	307,724
4,118	Masonite International Corp.*	287,560

		788,430

Capital Markets – 1.5%
10,742	E*TRADE Financial Corp.*	299,594
4,867	OM Asset Management PLC	73,881
4,660	Stifel Financial Corp.*	176,055
3,821	Virtu Financial, Inc. Class A	68,052

		617,582

Chemicals – 2.3%
994	Albemarle Corp.	78,029
9,229	Axalta Coating Systems Ltd.*	259,796
2,364	Celanese Corp. Series A	166,615
4,456	PolyOne Corp.	166,966
3,724	W.R. Grace & Co.	289,132

		960,538

Commercial Banks – 11.6%
6,109	Bank of Hawaii Corp.	438,932
5,629	Bank of the Ozarks, Inc.	219,024
11,777	BankUnited, Inc.	389,819
13,382	East West Bancorp, Inc.	516,545
4,926	First Republic Bank	356,692
7,254	Glacier Bancorp, Inc.	198,324
5,071	Home BancShares, Inc.	222,871
8,718	PacWest Bancorp	363,366
9,949	PrivateBancorp, Inc.	441,238
4,211	Prosperity Bancshares, Inc.	226,762
3,121	Signature Bank*	421,335
3,000	South State Corp.	217,470
14,370	Synovus Financial Corp.	462,283
11,300	Webster Financial Corp.	442,508

		4,917,169

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – 1.8%
5,203	ABM Industries, Inc.	$ 177,786
8,976	Waste Connections, Inc.	587,659

		765,445

Communications Equipment – 1.9%
7,932	CommScope Holding Co., Inc.*	247,082
2,392	F5 Networks, Inc.*	263,598
1,054	Harris Corp.	83,024
28,841	Viavi Solutions, Inc.*	196,984

		790,688

Computers & Peripherals* – 0.5%
6,986	NCR Corp.	215,728

Construction & Engineering – 0.5%
4,276	EMCOR Group, Inc.	203,324

Construction Materials – 1.7%
3,614	Eagle Materials, Inc.	283,048
3,837	Vulcan Materials Co.	447,970

		731,018

Containers & Packaging – 1.4%
3,757	Bemis Co., Inc.	189,127
10,174	Berry Plastics Group, Inc.*	398,516

		587,643

Distributors* – 0.4%
5,290	LKQ Corp.	174,940

Diversified Financial Services – 0.5%
1,407	MarketAxess Holdings, Inc.	196,896

Electric Utilities – 2.9%
11,080	Alliant Energy Corp.	410,514
4,680	IDACORP, Inc.	342,623
6,466	Pinnacle West Capital Corp.	475,833

		1,228,970

Electrical Equipment – 2.2%
2,635	AMETEK, Inc.	126,006
5,354	Hubbell, Inc.	568,970
6,136	Sensata Technologies Holding NV*	226,909

		921,885

Electronic Equipment, Instruments & Components – 0.2%
2,352	Ingram Micro, Inc. Class A	81,450

Food Products – 1.7%
10,328	Pinnacle Foods, Inc.	435,119
2,992	TreeHouse Foods, Inc.*	283,342

		718,461

Gas Utilities – 2.5%
9,127	Atmos Energy Corp.	665,358
6,167	WGL Holdings, Inc.	402,274

		1,067,632

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 1.2%
4,385	Hill-Rom Holdings, Inc.	$ 215,435
1,705	Teleflex, Inc.	274,675

		490,110

Health Care Providers & Services – 2.1%
1,988	Acadia Healthcare Co., Inc.*	117,034
2,407	Amsurg Corp.*	180,020
3,274	HealthSouth Corp.	132,008
4,117	Team Health Holdings, Inc.*	197,492
4,137	VCA, Inc.*	268,615

		895,169

Health Care Technology* – 0.3%
10,764	Allscripts Healthcare Solutions, Inc.	145,206

Hotels, Restaurants & Leisure – 2.4%
1,986	Jack in the Box, Inc.	169,207
4,821	Norwegian Cruise Line Holdings Ltd.*	223,742
3,359	Six Flags Entertainment Corp.	193,781
15,914	The Wendy’s Co.	163,596
1,908	Vail Resorts, Inc.	250,425

		1,000,751

Household Durables – 0.9%
8,376	Lennar Corp. Class A	381,694

Household Products – 1.2%
4,518	Spectrum Brands Holdings, Inc.	526,663

Independent Power Producers & Energy Traders* – 0.1%
3,145	Dynegy, Inc.	59,252

Industrial Conglomerates – 1.0%
4,103	Carlisle Cos., Inc.	425,973

Insurance – 7.9%
10,301	Allied World Assurance Co. Holdings AG	381,961
1,493	American Equity Investment Life Holding Co.	24,202
2,079	American Financial Group, Inc.	152,349
12,445	AmTrust Financial Services, Inc.	330,041
5,572	Arch Capital Group Ltd.*	404,862
20,705	CNO Financial Group, Inc.	420,105
5,986	Endurance Specialty Holdings Ltd.	406,569
5,609	ProAssurance Corp.	294,416
3,830	The Hanover Insurance Group, Inc.	331,984
7,289	Validus Holdings Ltd.	354,901
3,751	W.R. Berkley Corp.	213,920

		3,315,310

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – 0.8%
5,767	IAC/InterActiveCorp.	$ 322,260

IT Services – 1.5%
8,983	Booz Allen Hamilton Holding Corp.	262,932
2,930	DST Systems, Inc.	354,296

		617,228

Life Sciences Tools & Services – 1.1%
3,575	PerkinElmer, Inc.	195,731
4,178	Quintiles Transnational Holdings, Inc.*	283,645

		479,376

Machinery – 4.2%
2,507	Dover Corp.	167,342
8,410	ITT, Inc.	298,639
16,962	Manitowoc Foodservice, Inc.*	279,364
8,284	The Timken Co.	275,443
3,002	Woodward, Inc.	170,934
12,723	Xylem, Inc.	568,209

		1,759,931

Media – 1.5%
1,430	Lions Gate Entertainment Corp.	31,889
14,584	Live Nation Entertainment, Inc.*	352,204
1,816	Media General, Inc.*	32,397
4,119	Nexstar Broadcasting Group, Inc. Class A	219,213

		635,703

Metals & Mining – 1.7%
5,760	Commercial Metals Co.	98,899
2,400	Royal Gold, Inc.	134,712
19,082	Steel Dynamics, Inc.	471,135

		704,746

Multi-Utilities – 2.1%
13,217	CMS Energy Corp.	552,735
6,719	Vectren Corp.	333,800

		886,535

Oil, Gas & Consumable Fuels – 6.0%
9,389	Cabot Oil & Gas Corp.	225,054
5,374	Carrizo Oil & Gas, Inc.*	206,899
42,596	Encana Corp.	339,064
4,781	Energen Corp.	227,671
8,102	Golar LNG Ltd.	140,975
12,088	Gulfport Energy Corp.*	371,585
18,900	Memorial Resource Development Corp.*	298,620
13,770	Newfield Exploration Co.*	561,403
1,931	PDC Energy, Inc.*	112,095

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
6,548	WPX Energy, Inc.*	$ 67,379

		2,550,745

Personal Products – 0.1%
728	Edgewell Personal Care Co.	57,825

Pharmaceuticals* – 0.2%
3,158	Catalent, Inc.	88,803

Real Estate Investment Trusts – 14.1%
27,730	Brixmor Property Group, Inc.	700,182
12,817	Care Capital Properties, Inc.	333,114
16,408	CBL & Associates Properties, Inc.	157,845
23,565	Empire State Realty Trust, Inc. Class A	446,557
3,199	Federal Realty Investment Trust	490,055
12,796	Highwoods Properties, Inc.	622,653
6,359	Mid-America Apartment Communities, Inc.	654,913
17,583	Pebblebrook Hotel Trust	443,443
10,303	Post Properties, Inc.	624,053
2,556	PS Business Parks, Inc.	252,354
12,529	RLJ Lodging Trust	256,719
3,965	Sovran Self Storage, Inc.	429,291
26,958	Starwood Property Trust, Inc.	555,874

		5,967,053

Real Estate Management & Development – 0.4%
7,415	Kennedy-Wilson Holdings, Inc.	158,088

Road & Rail – 0.4%
2,549	Landstar System, Inc.	172,950

Semiconductors & Semiconductor Equipment – 2.2%
17,051	Marvell Technology Group Ltd.	174,432
5,639	Maxim Integrated Products, Inc.	214,057
3,433	Microchip Technology, Inc.	177,417
8,330	Teradyne, Inc.	165,017
3,874	Xilinx, Inc.	183,589

		914,512

Software* – 2.1%
3,360	Citrix Systems, Inc.	285,331
7,584	PTC, Inc.	271,052
9,697	Verint System, Inc.	319,904

		876,287

Specialty Retail – 2.2%
7,393	Burlington Stores, Inc.*	446,241
5,833	Dick’s Sporting Goods, Inc.	250,236
2,456	Lithia Motors, Inc. Class A	202,227
8,378	Office Depot, Inc.*	29,993

		928,697

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.7%
2,297	Columbia Sportswear Co.	$ 122,131
6,836	Hanesbrands, Inc.	185,051

		307,182

Thrifts & Mortgage Finance – 0.7%
11,813	EverBank Financial Corp.	180,975
10,536	Radian Group, Inc.	130,752

		311,727

Trading Companies & Distributors* – 0.5%
3,696	WESCO International, Inc.	215,588

Water Utilities – 0.9%
11,631	Aqua America, Inc.	375,798

TOTAL COMMON STOCKS (Cost $38,898,099)		$41,620,431

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.1%
Repurchase Agreements – 3.1%
Joint Repurchase Agreement Account II
$1,300,000	0.301%	06/01/16	$ 1,300,000
(Cost $1,300,000)

TOTAL INVESTMENTS — 101.7% (Cost $40,198,099)			$42,920,431

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%			(725,987)

NET ASSETS — 100.0%			$42,194,444

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$40,357,354

Gross unrealized gain	3,548,138
Gross unrealized loss	(985,061)

Net unrealized security gain	$2,563,077

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the FST Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2016:

FOCUSED VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$244,574	$—	$—
North America	2,765,699	—	—
Investment Company	67,248	—	—
Total	$3,077,521	$—	$—

GROWTH AND INCOME FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$20,097,109	$—	$—
North America	388,541,905	—	—
Short-term Investments	—	3,500,000	—
Total	$408,639,014	$3,500,000	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$64,091,188	$—	$—
North America	1,187,936,963	—	—
Investment Company	18,446,079	—	—
Total	$1,270,474,230	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$137,063,472	$—	$—
North America	6,351,943,110	—	—
Investment Company	146,478,302	—	—
Total	$6,635,484,884	$—	$—

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$13,450,545	$—	$—
Europe	25,058,602	—	—
North America	5,645,728,514	—	—
Investment Company	170,567,401	—	—
Total	$5,854,805,062	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$802,074	$—	$—
North America	40,818,357	—	—
Short-term Investments	—	1,300,000	—
Total	$41,620,431	$1,300,000	$—

(a)	Amount shown represents unrealized gain (loss) at period end. Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in table.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2016, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Growth and Income	$3,500,000	$3,500,029	$3,570,001
Small/Mid Cap Value	1,300,000	1,300,011	1,326,000

REPURCHASE AGREEMENTS — At May 31, 2016, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Growth and Income	Small/Mid Cap Value
BNP Paribas Securities Co.	0.310%	$606,524	$225,280
Citigroup Global Markets, Inc.	0.030	1,283,690	476,799
Merrill Lynch & Co., Inc.	0.310	645,770	239,858
Merrill Lynch & Co., Inc.	0.290	964,016	358,063
TOTAL		$3,500,000	$1,300,000

At May 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.467% to 5.125%	08/25/16 to 02/01/33
Federal Home Loan Bank	1.625 to 5.500	12/09/16 to 07/15/36
Federal Home Loan Mortgage Corp.	3.500 to 7.500	09/01/17 to 05/01/46
Federal National Mortgage Association	0.625 to 6.500	08/26/16 to 12/01/44
Government National Mortgage Association	3.500 to 6.000	01/15/38 to 05/20/46
United States Treasury Bill	0.000	06/23/16 to 01/05/17
United States Treasury Bond	6.250	05/15/39
United States Treasury Inflation Protected Security	0.125	01/15/22
United States Treasury Notes	0.750 to 4.250
United States Treasury Stripped Securities	0.000	08/15/29 to 02/15/45

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 99.1%
Equity – 99.1%
17,882,980	Goldman Sachs U.S. Equity Dividend and Premium Fund	$211,019,169
17,828,242	Goldman Sachs International Equity Dividend and Premium Fund	114,457,314
5,208,121	Goldman Sachs Tactical Tilt Overlay Fund	49,789,639
2,137,337	Goldman Sachs Small Cap Equity Insights Fund	42,276,533
3,963,694	Goldman Sachs MLP Energy Infrastructure Fund	30,560,078
3,510,569	Goldman Sachs Emerging Markets Equity Insights Fund	26,188,846
1,704,435	Goldman Sachs International Small Cap Insights Fund	18,049,970

TOTAL INVESTMENTS – 99.1% (Cost $454,726,990)		$492,341,549

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		4,428,703

NET ASSETS – 100.0%		$496,770,252

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

Investment Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2016, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Deutsche Bank AG	USD	3,984,700	AUD	5,369,962	06/15/16	$3,879,147	$105,553
	USD	5,374,647	CHF	5,330,844	06/15/16	5,366,233	8,414
Morgan Stanley Co., Inc.	USD	1,482,397	EUR	1,300,000	06/15/16	1,447,107	35,290

TOTAL							$149,257

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG	USD	17,450,867	EUR	15,804,225	06/15/16	$17,592,614	$(141,747)
	USD	10,649,499	GBP	7,489,415	06/15/16	10,848,190	(198,691)
	USD	14,554,549	JPY	1,634,272,100	06/15/16	14,764,432	(209,883)
Morgan Stanley Co., Inc.	USD	1,408,192	GBP	980,000	06/15/16	1,419,500	(11,308)

TOTAL							$(561,629)

FUTURES CONTRACTS — At May 31, 2016, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	43	June 2016	$4,504,035	$184,502

TAX INFORMATION — At May 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$466,302,434

Gross unrealized gain	52,108,884
Gross unrealized loss	(26,069,769)

Net unrealized security gain	$26,039,115

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 98.8%
Equity – 98.8%
51,428,651	Goldman Sachs U.S. Tax-Managed Equity Fund	$ 906,687,113
47,779,766	Goldman Sachs International Tax-Managed Equity Fund	412,339,379
18,809,716	Goldman Sachs Tactical Tilt Overlay Fund	179,820,888
14,496,017	Goldman Sachs MLP Energy Infrastructure Fund	111,764,287
12,645,841	Goldman Sachs Emerging Markets Equity Insights Fund	94,337,972
6,185,895	Goldman Sachs International Small Cap Insights Fund	65,508,627

TOTAL INVESTMENTS – 98.8% (Cost $1,533,551,326)		$1,770,458,266

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		21,606,860

NET ASSETS – 100.0%		$1,792,065,126

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

Investment Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2016, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Deutsche Bank AG	USD	15,534,335	AUD	20,934,774	06/15/16	$15,122,839	$411,496
	USD	20,933,593	CHF	20,762,984	06/15/16	20,900,822	32,771
Morgan Stanley Co., Inc.	JPY	392,000,000	USD	3,491,059	06/15/16	3,541,428	50,369
	USD	2,645,509	EUR	2,320,000	06/15/16	2,582,529	62,980

TOTAL							$557,616

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG	USD	68,110,809	EUR	61,683,958	06/15/16	$68,664,046	$(553,237)
	USD	41,536,530	GBP	29,211,169	06/15/16	42,311,489	(774,959)
	USD	56,508,864	JPY	6,345,154,282	06/15/16	57,323,749	(814,885)
Morgan Stanley Co., Inc.	USD	3,534,850	GBP	2,460,000	06/15/16	3,563,235	(28,385)

TOTAL							$(2,171,466)

FUTURES CONTRACTS — At May 31, 2016, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	169	June 2016	$17,701,905	$725,133

TAX INFORMATION — At May 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,552,049,822

Gross unrealized gain	279,640,743
Gross unrealized loss	(61,232,299)

Net unrealized security gain	$218,408,444

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy, as well as the Underlying Funds’, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the net asset value (“NAV”) per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in United States (“U.S.”) or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of May 31, 2016:

ENHANCED DIVIDEND GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$492,341,549	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$149,257	$—
Futures	184,502	—	—
Total	$184,502	$149,257	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(561,629)	$—

TAX-ADVANTAGED GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$1,770,458,266	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$557,616	$—
Futures	725,133	—	—
Total	$725,133	$557,616	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,171,466)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Portfolios’ investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives also can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio and an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of May 31, 2016, the Enhanced Dividend Global Equity Portfolio invested 42.5% and 23.0% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500 at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write call options on the S&P 500 Index or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio.

As of May 31, 2016, the Tax-Advantaged Global Equity Portfolio invested 50.6% and 23.0% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the U.S. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio or the Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio and an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 75.1%
Federal Farm Credit Bank
$6,600,000	0.265%		06/06/16	$ 6,599,762
5,500,000	0.509	(a)	06/30/16	5,500,149
18,500,000	0.420	(a)	07/01/16	18,498,069
1,000,000	0.737		08/18/16	998,440
1,000,000	0.514	(a)	09/14/16	1,000,000
7,000,000	0.469		09/28/16	6,989,356
3,500,000	0.484	(a)	09/29/16	3,499,973
100,000	5.875		10/03/16	101,804
17,000,000	0.490		10/06/16	16,971,213
380,000	0.424	(a)	12/19/16	379,885
3,500,000	0.514	(a)	12/29/16	3,499,799
2,500,000	0.523	(a)	01/20/17	2,500,000
1,000,000	0.384	(a)	02/15/17	998,680
1,100,000	0.517	(a)	04/07/17	1,099,962
1,000,000	0.546	(a)	04/25/17	1,000,000
200,000	0.602	(a)	06/13/17	200,252
1,250,000	0.637	(a)	08/01/17	1,249,283
Federal Home Loan Bank
59,600,000	0.241		06/01/16	59,600,000
1,250,000	0.439	(a)	06/02/16	1,249,998
40,000,000	0.244		06/03/16	39,999,467
10,000,000	0.265		06/10/16	9,999,350
1,200,000	0.255		06/13/16	1,199,900
75,000,000	0.285		06/13/16	74,993,000
10,000,000	0.270		06/14/16	9,999,043
1,500,000	0.610		07/08/16	1,500,000
3,500,000	0.500		07/26/16	3,500,000
430,000	5.500		08/15/16	434,413
5,500,000	0.500		08/19/16	5,494,086
3,050,000	0.510		09/16/16	3,045,467
5,500,000	0.510		09/19/16	5,491,597
4,600,000	0.519		09/21/16	4,592,716
2,000,000	0.528	(a)	09/22/16	1,999,998
7,450,000	0.500		09/23/16	7,449,509
8,900,000	0.454		10/03/16	8,886,358
2,500,000	0.551	(a)	10/12/16	2,499,854
17,500,000	0.454		10/13/16	17,471,013
625,000	0.463		10/21/16	623,881
2,500,000	0.557	(a)	11/01/16	2,500,000
30,000,000	0.499	(a)	11/03/16	30,000,000
15,000,000	0.557	(a)	11/03/16	15,000,000
3,000,000	0.459		11/07/16	2,994,037
35,000,000	0.552	(a)	11/08/16	34,999,994
400,000	0.457		11/14/16	399,174
1,270,000	0.537	(a)	12/23/16	1,269,417
2,500,000	0.543	(a)	01/17/17	2,498,535
1,000,000	0.488	(a)	01/25/17	1,000,000
1,500,000	0.572	(a)	02/07/17	1,499,879
15,000,000	0.568	(a)	02/17/17	15,000,000
6,500,000	0.548	(a)(b)	03/03/17	6,500,000
4,000,000	0.558	(a)	03/13/17	4,000,000
4,000,000	0.558	(a)	03/16/17	4,000,000
6,600,000	0.548	(a)	03/21/17	6,600,000
4,450,000	0.528	(a)	04/13/17	4,450,000
3,500,000	0.533	(a)	04/18/17	3,500,000
4,000,000	0.644	(a)	08/28/17	3,999,500
1,500,000	0.615	(a)	09/01/17	1,500,000
2,000,000	0.605	(a)	09/29/17	2,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$474,826,813

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 25.9%
United States Treasury Bills
$45,000,000	0.173%		06/02/16	$ 44,999,788
25,000,000	0.250		06/09/16	24,998,636
16,000,000	0.244		06/16/16	15,998,400
3,000,000	0.444		09/22/16	2,995,904
12,250,000	0.352		10/20/16	12,233,447
United States Treasury Floating Rate Notes
11,000,000	0.420	(a)	07/31/16	11,000,737
20,000,000	0.403	(a)	10/31/16	20,001,095
United States Treasury Notes
12,275,000	4.875		08/15/16	12,379,096
860,000	3.000		08/31/16	864,897
7,000,000	0.625		10/15/16	7,002,390
6,000,000	3.125		10/31/16	6,063,927
800,000	4.625		11/15/16	814,134
4,500,000	7.500		11/15/16	4,640,006

TOTAL U.S. TREASURY OBLIGATIONS				$163,992,457

TOTAL INVESTMENTS – 101.0%				$638,819,270

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%				(6,233,280)

NET ASSETS – 100.0%				$632,585,990

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2016.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 43.1%
Federal Farm Credit Bank
$50,000,000	0.530	%(a)	06/09/16	$ 50,000,996
35,000,000	0.508	(a)	07/15/16	34,999,559
28,000,000	0.530	(a)	07/27/16	27,999,345
50,000,000	0.420	(a)	07/29/16	50,000,000
40,000,000	0.500	(a)	07/29/16	40,003,866
275,000,000	0.702	(a)	08/09/16	275,002,958
49,000,000	0.737		08/18/16	48,923,560
29,590,000	0.454	(a)	09/14/16	29,584,581
98,000,000	0.514	(a)	09/14/16	98,000,000
34,457,000	0.530	(a)	09/19/16	34,466,436
200,000,000	0.743	(a)	09/23/16	200,014,900
200,000,000	0.537	(a)	11/04/16	200,027,778
95,000,000	0.514	(a)	12/29/16	94,994,553
195,000,000	0.523	(a)	01/20/17	195,000,000
99,000,000	0.384	(a)	02/15/17	98,869,298
12,510,000	0.505	(a)	02/27/17	12,502,828
73,400,000	0.517	(a)	04/07/17	73,397,480
131,300,000	0.546	(a)	04/25/17	131,300,000
150,000,000	0.730	(a)	04/27/17	149,998,294
200,000,000	0.722	(a)	05/15/17	199,996,529
490,000,000	0.503	(a)	05/23/17	490,000,000
13,450,000	0.602	(a)	06/13/17	13,466,930
275,000,000	0.642	(a)	06/26/17	274,995,750
65,000,000	0.588	(a)	07/21/17	64,999,885
6,500,000	0.637	(a)	08/01/17	6,496,271
Federal Home Loan Bank
132,500,000	0.439	(a)	06/02/16	132,499,808
28,000,000	0.664		06/08/16	27,996,461
130,000,000	0.664		06/10/16	129,978,875
50,000,000	0.603		06/22/16	49,982,792
60,600,000	0.375		06/29/16	60,598,555
527,000,000	0.350		07/08/16	526,813,676
495,500,000	0.610		07/08/16	495,500,000
493,000,000	0.500		07/26/16	493,000,000
193,000,000	0.500		08/19/16	192,792,471
245,450,000	0.510		09/16/16	245,085,234
174,500,000	0.510		09/19/16	174,233,403
507,850,000	0.519		09/21/16	507,045,791
938,550,000	0.500		09/23/16	938,488,135
157,840,000	0.500		09/28/16	157,829,350
184,750,000	0.454		10/03/16	184,466,819
250,000,000	0.490		10/05/16	249,988,625
34,500,000	0.449		10/07/16	34,446,027
245,000,000	0.551	(a)	10/12/16	244,985,698
27,900,000	0.454		10/13/16	27,853,787
453,500,000	0.466		10/19/16	452,694,030
368,125,000	0.463		10/21/16	367,465,770
745,000,000	0.474		10/26/16	743,585,431
250,000,000	0.460		10/27/16	249,961,512
170,000,000	0.557	(a)	11/01/16	170,000,000
554,000,000	0.499	(a)	11/03/16	554,000,000
232,500,000	0.557	(a)	11/03/16	232,500,000
191,280,000	0.464		11/04/16	190,902,860
246,000,000	0.459		11/07/16	245,511,075
459,500,000	0.552	(a)	11/08/16	459,499,934
153,500,000	0.457		11/14/16	153,182,903
177,500,000	0.590		11/25/16	176,995,575
495,500,000	0.488	(a)	01/25/17	495,500,000
250,000,000	0.502	(a)	01/30/17	249,974,790

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$50,000,000	0.502	%(a)	02/03/17	$ 49,994,668
895,000,000	0.464	(a)	02/06/17	895,000,000
125,000,000	0.497	(a)	02/07/17	124,986,384
43,000,000	0.572	(a)	02/07/17	42,996,532
50,000,000	0.492	(a)	02/13/17	49,992,306
40,000,000	0.491	(a)	02/14/17	39,995,501
480,000,000	0.568	(a)	02/17/17	480,000,000
1,460,500,000	0.548	(a)(b)	03/03/17	1,460,500,000
748,000,000	0.562	(a)	03/03/17	748,000,000
725,000,000	0.567	(a)	03/03/17	725,000,000
244,500,000	0.558	(a)	03/13/17	244,500,000
244,500,000	0.558	(a)	03/16/17	244,500,000
247,500,000	0.548	(a)	03/21/17	247,500,000
250,000,000	0.544	(a)	04/11/17	250,000,000
238,100,000	0.528	(a)	04/13/17	238,100,000
195,000,000	0.533	(a)	04/18/17	195,000,000
250,000,000	0.557	(a)	05/02/17	249,977,034
198,500,000	0.491	(a)	06/15/17	198,500,000
152,500,000	0.644	(a)	08/28/17	152,480,927
98,500,000	0.615	(a)	09/01/17	98,500,000
250,000,000	0.615	(a)	09/05/17	249,984,093
497,000,000	0.605	(a)	09/29/17	497,000,000
Federal Home Loan Mortgage Corporation
200,000,000	0.516	(a)	11/14/16	199,985,946
300,000,000	0.443	(a)	04/20/17	299,959,381
755,000,000	0.709	(a)	04/26/17	754,931,873
500,000,000	0.573	(a)	07/21/17	499,941,517
Federal National Mortgage Association
837,500,000	0.525	(a)	10/21/16	837,478,026
143,175,000	0.458	(a)	07/20/17	143,076,833

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$22,728,282,205

U.S. Treasury Obligations – 0.1%
United States Treasury Notes
$19,075,000	4.875%		08/15/16	$ 19,236,680
3,000,000	1.000		08/31/16	3,003,448
2,500,000	3.000		08/31/16	2,514,226
7,100,000	1.000		09/30/16	7,110,387
22,650,000	3.000		09/30/16	22,824,398
5,000,000	4.625		11/15/16	5,088,337
2,500,000	7.500		11/15/16	2,577,781

TOTAL U.S. TREASURY OBLIGATIONS				$ 62,355,257

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$22,790,637,462

Repurchase Agreements(c) – 59.2%
Bank of Nova Scotia (The)
$250,000,000	0.380	%(a)(d)	06/07/16	$ 250,000,000
Maturity Value: $250,720,420
Settlement Date: 10/07/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 02/01/26 to 06/01/42 and Federal National Mortgage Association, 3.000% to 4.500%, due 09/01/29 to 05/01/46. The aggregate market value of the collateral, including accrued interest, was $258,146,899.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Bank of Nova Scotia (The) – (continued)
$250,000,000	0.400	%(a)(d)	06/07/16	$ 250,000,000
Maturity Value: $250,758,333
Settlement Date: 02/11/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 02/01/27 to 09/01/45, Federal National Mortgage Association, 3.000% to 4.500%, due 07/01/26 to 05/01/46 and Government National Mortgage Association, 3.500%, due 04/20/45. The aggregate market value of the collateral, including accrued interest, was $257,817,584.

500,000,000	0.400	(a)(d)	06/07/16	500,000,000
Maturity Value: $500,511,111
Settlement Date: 03/17/16

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 11/01/17 to 04/01/46, Federal National Mortgage Association, 2.000% to 8.500%, due 12/01/17 to 11/01/49, Government National Mortgage Association, 3.500% to 7.000%, due 02/15/38 to 05/20/46, U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/18 and U.S. Treasury Notes, 1.375% to 3.250%, due 12/31/16 to 07/31/22. The aggregate market value of the collateral, including accrued interest, was $513,549,540.

850,000,000	0.460	(a)(d)	06/07/16	850,000,000
Maturity Value: $850,999,224
Settlement Date: 03/16/16

Collateralized by Federal Home Loan Bank, 1.000%, due 06/21/17, Federal Home Loan Mortgage Corp., 1.300% to 6.500%, due 07/01/18 to 09/01/45, Federal National Mortgage Association, 2.500% to 8.000%, due 06/01/18 to 05/01/46, Government National Mortgage Association, 3.000% to 6.000%, due 02/15/38 to 04/20/46, U.S. Treasury Inflation-Indexed Note, 2.500%, due 07/15/16 and U.S. Treasury Notes, 0.875%, due 06/15/17 to 05/31/18. The aggregate market value of the collateral, including accrued interest, was $870,938,036.

250,000,000	0.470	(a)(d)	06/07/16	250,000,000
Maturity Value: $251,214,171
Settlement Date: 10/07/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.000%, due 09/01/26 to 09/01/44, Federal National Mortgage Association, 2.500% to 6.250%, due 12/01/23 to 05/01/46 and Government National Mortgage Association, 4.000%, due 11/20/45. The aggregate market value of the collateral, including accrued interest, was $258,296,901.

500,000,000	0.570	(a)	06/07/16	500,000,000
Maturity Value: $502,169,162
Settlement Date: 04/07/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 08/01/26 to 04/01/46, Federal National Mortgage Association, 2.500% to 5.500%, due 01/01/26 to 05/01/46 and Government National Mortgage Association, 4.000% to 5.000%, due 05/20/45 to 11/20/45. The aggregate market value of the collateral, including accrued interest, was $515,448,483.

BNP Paribas
100,000,000	0.290		06/01/16	100,000,000
Maturity Value: $100,000,806

Collateralized by U.S. Treasury Bill, 0.000%, due 03/30/17, U.S. Treasury Inflation-Indexed Notes, 0.625% to 1.625%, due 01/15/18 to 01/15/24, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/22 to 05/15/33, U.S. Treasury Notes, 0.750% to 1.875%, due 07/15/17 to 04/30/23 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/45. The aggregate market value of the collateral, including accrued interest, was $102,000,057.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$500,000,000	0.330	%(a)(d)	06/01/16	$ 500,000,000
Maturity Value: $500,550,002
Settlement Date: 02/23/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 8.000%, due 01/01/21 to 07/01/45, Federal National Mortgage Association, 2.500% to 7.000%, due 07/01/24 to 04/01/46, Government National Mortgage Association, 3.500% to 8.000%, due 07/15/33 to 09/20/45, U.S. Treasury Bill, 0.000%, due 10/20/16, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/17 to 05/15/19 and U.S. Treasury Notes, 0.625% to 2.750%, due 09/30/17 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $514,579,638.

550,000,000	0.330	(a)(d)	06/01/16	550,000,000
Maturity Value: $550,569,710
Settlement Date: 02/23/16

Collateralized by Federal Home Loan Mortgage Corp., 1.000% to 7.000%, due 07/28/17 to 11/01/45, Federal National Mortgage Association, 2.500% to 7.000%, due 02/01/25 to 03/01/46, Government National Mortgage Association, 3.500% to 4.500%, due 10/20/41 to 02/20/46, U.S. Treasury Bills, 0.000%, due 06/23/16 to 10/20/16, U.S. Treasury Bond, 6.000%, due 02/15/26, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 04/15/21 to 07/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/19 to 02/15/35 and U.S. Treasury Notes, 0.750% to 2.750%, due 01/31/18 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $565,520,737.

750,000,000	0.360	(a)(d)	06/07/16	750,000,000
Maturity Value: $750,682,500
Settlement Date: 04/07/16

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.500%, due 11/01/29 to 02/01/40, Federal National Mortgage Association, 3.000% to 5.000%, due 09/01/22 to 01/01/30, Government National Mortgage Association, 3.000% to 4.500%, due 12/20/42 to 02/20/45, U.S. Treasury Bond, 3.00%, due 11/15/45 and U.S. Treasury Notes, 0.750% to 2.750%, due 06/30/17 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $771,683,467.

1,000,000,000	0.370	(a)(d)	06/07/16	1,000,000,000
Maturity Value: $1,000,945,557
Settlement Date: 04/04/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.500%, due 11/01/17 to 03/01/46, Federal National Mortgage Association, 2.500% to 8.500%, due 11/01/17 to 06/01/46, Government National Mortgage Association, 3.000% to 8.000%, due 01/20/27 to 05/20/46, U.S. Treasury Bond, 3.875%, due 08/15/40, U.S. Treasury Inflation-Indexed Bond, 1.375%, due 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 04/15/18, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/26 to 02/15/35, U.S. Treasury Notes, 0.750% to 2.750%, due 01/15/17 to 04/30/22 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/27 to 08/15/45. The aggregate market value of the collateral, including accrued interest, was $1,026,157,711.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$1,000,000,000	0.403	%(a)(d)	06/07/16	$ 1,000,000,000
Maturity Value: $1,001,624,203
Settlement Date: 02/24/16

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 12/01/18 to 03/01/46, Federal National Mortgage Association, 2.500% to 7.500%, due 03/01/19 to 05/01/46, Government National Mortgage Association, 3.000% to 10.000%, due 07/15/17 to 05/20/46, U.S. Treasury Bill, 0.000%, due 06/23/16, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 01/15/18 to 07/15/24 and U.S. Treasury Notes, 0.625% to 2.750%, due 06/30/17 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $1,028,967,632.

BNP Paribas Securities Corp.
33,700,000	0.310		06/01/16	33,700,000
Maturity Value: $33,700,290

Collateralized by Federal National Mortgage Association, 4.000%, due 09/01/25 to 08/01/44, Government National Mortgage Association, 4.000%, due 11/20/40, Tennessee Valley Authority, 4.875%, due 12/15/16, U.S. Treasury Bills, 0.000%, due 08/04/16 to 12/08/16, U.S. Treasury Bonds, 5.250% to 6.500%, due 11/15/26 to 11/15/28, U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/42, U.S. Treasury Inflation-Indexed Note, 0.250%, due 01/15/25 and U.S. Treasury Note, 0.875% to 1.625%, due 04/30/17 to 11/15/22. The aggregate market value of the collateral, including accrued interest, was $34,374,000.

Citigroup Global Markets, Inc.
400,000,000	0.300		06/01/16	400,000,000
Maturity Value: $400,023,333
Settlement Date: 05/25/16

Collateralized by Federal Farm Credit Bank, 1.490% to 2.625%, due 11/13/19 to 12/03/24, Federal Home Loan Mortgage Corp., 0.750% to 3.000%, due 10/14/16 to 08/01/26, Federal National Mortgage Association, 1.375% to 7.500%, due 07/15/16 to 08/01/44, Tennessee Valley Authority, 5.980%, due 04/01/36, U.S. Treasury Bills, 0.000%, due 07/28/16 to 12/08/16, U.S. Treasury Bonds, 2.500% to 7.500%, due 11/15/16 to 11/15/45, U.S. Treasury Floating Rate Note, 0.530%, due 04/30/18, U.S. Treasury Inflation-Indexed Bond, 0.625%, due 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.250% to 2.375%, due 01/15/17 to 01/15/25 and U.S. Treasury Notes, 0.500% to 3.000%, due 08/31/16 to 11/15/25.The aggregate market value of the collateral, including accrued interest, was $408,000,008.

Credit Suisse Securities (USA) LLC
250,000,000	0.280		06/02/16	250,000,000
Maturity Value: $250,013,611
Settlement Date: 05/26/16
Collateralized by Federal National Mortgage Association, 2.500% to 6.500%, due 04/01/25 to 11/01/49. The aggregate market value of the collateral, including accrued interest, was $255,000,402.

Federal Reserve Bank of New York
6,900,000,000	0.250		06/01/16	6,900,000,000
Maturity Value: $6,900,047,917

Collateralized by U.S. Treasury Bond, 8.125%, due 05/15/21 and U.S. Treasury Notes, 2.250% to 2.625%, due 11/15/20 to 03/31/21. The aggregate market value of the collateral, including accrued interest, was $6,900,048,014.

HSBC Securities (USA), Inc.
25,000,000	0.270		06/01/16	25,000,000
Maturity Value: $25,000,188
Collateralized by U.S. Treasury Note, 1.375%, due 10/31/20. The market value of the collateral, including accrued interest, was $25,502,194.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
HSBC Securities (USA), Inc. – (continued)
$400,000,000	0.290%		06/01/16	$ 400,000,000
Maturity Value: $400,003,222
Collateralized by Federal National Mortgage Association, 3.000% to 4.500%, due 10/01/40 to 05/01/46. The aggregate market value of the collateral, including accrued interest, was $408,000,034.

ING Financial Markets LLC
175,000,000	0.290		06/01/16	175,000,000
Maturity Value: $175,001,410
Collateralized by Federal National Mortgage Association, 2.500% to 6.000%, due 05/01/18 to 12/01/45. The aggregate market value of the collateral, including accrued interest, was $178,502,997.
250,000,000	0.290		06/01/16	250,000,000
Maturity Value: $250,002,014
Collateralized by Federal National Mortgage Association, 3.000% to 4.000%, due 05/01/26 to 09/01/44. The aggregate market value of the collateral, including accrued interest, was $255,002,667.
100,000,000	0.434	(a)(e)	07/15/16	100,000,000
Maturity Value: $100,338,723
Settlement Date: 10/08/15
Collateralized by Federal National Mortgage Association, 2.500% to 4.000%, due 11/01/27 to 10/01/45. The aggregate market value of the collateral, including accrued interest, was $102,001,649.
500,000,000	0.450	(a)(e)	07/15/16	500,000,000
Maturity Value: $502,598,274
Settlement Date: 05/26/15

Collateralized by Federal Home Loan Mortgage Corp., 7.000%, due 03/17/31 to 01/17/39 and Federal National Mortgage Association, 2.500% to 4.500%, due 12/01/25 to 05/01/46. The aggregate market value of the collateral, including accrued interest, was $510,002,592.

100,000,000	0.443	(a)(e)	07/22/16	100,000,000
Maturity Value: $100,466,644
Settlement Date: 07/09/15
Collateralized by Federal National Mortgage Association, 3.000% to 6.500%, due 03/01/21 to 05/01/39. The aggregate market value of the collateral, including accrued interest, was $102,002,841.

Joint Repurchase Agreement Account I
615,300,000	0.287		06/01/16	615,300,000
Maturity Value: $615,304,912

Joint Repurchase Agreement Account III
7,920,700,000	0.306		06/01/16	7,920,700,000
Maturity Value: $7,920,767,434

JPMorgan Securities LLC
500,000,000	0.360		07/11/16	500,000,000
Maturity Value: $500,455,000
Settlement Date: 04/11/16
Collateralized by Federal National Mortgage Association, 2.000% to 11.000%, due 07/01/16 to 05/01/50. The aggregate market value of the collateral, including accrued interest, was $510,005,203.

Merrill Lynch, Pierce, Fenner & Smith, Inc.
138,100,000	0.310		06/01/16	138,100,000
Maturity Value: $138,101,189
Collateralized by Government National Mortgage Association, 4.000%, due 10/20/45 to 12/20/45. The aggregate market value of the collateral, including accrued interest, was $142,243,001.
169,000,000	0.310		06/01/16	169,000,000
Maturity Value: $169,001,455
Collateralized by Government National Mortgage Association, 4.000%, due 12/20/45 to 02/20/46. The aggregate market value of the collateral, including accrued interest, was $174,070,000.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
RBC Capital Markets LLC
$250,000,000	0.350%	(a)(d)	06/06/16	$ 250,000,000
Maturity Value: $250,221,180
Settlement Date: 03/07/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 08/01/41 to 06/01/46, Federal National Mortgage Association, 2.500% to 5.000%, due 04/01/27 to 06/01/46 and Government National Mortgage Association, 3.500% to 4.000%, due 03/20/45 to 10/20/45. The aggregate market value of the collateral, including accrued interest, was $254,999,994.

250,000,000	0.330	(a)(d)	06/07/16	250,000,000
Maturity Value: $250,071,042
Settlement Date: 05/20/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.000%, due 04/01/27 to 06/01/46, Federal National Mortgage Association, 2.000% to 5.500%, due 05/01/25 to 06/01/46 and Government National Mortgage Association, 3.000% to 4.500%, due 04/20/41 to 05/20/46. The aggregate market value of the collateral, including accrued interest, was $255,000,001.

50,000,000	0.340	(a)(d)	06/07/16	50,000,000
Maturity Value: $50,097,750
Settlement Date: 01/15/16

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 05/01/43 to 05/01/46, Federal National Mortgage Association, 2.500% to 5.000%, due 12/01/27 to 06/01/46 and Government National Mortgage Association, 3.500% to 4.500%, due 03/20/41 to 10/20/45. The aggregate market value of the collateral, including accrued interest, was $51,000,004.

200,000,000	0.340	(a)(d)	06/07/16	200,000,000
Maturity Value: $200,946,329
Settlement Date: 03/27/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 06/01/36 to 05/01/46 and Federal National Mortgage Association, 3.000% to 5.500%, due 06/01/36 to 06/01/46. The aggregate market value of the collateral, including accrued interest, was $204,000,000.

250,000,000	0.340	(a)(d)	06/07/16	250,000,000
Maturity Value: $250,214,860
Settlement Date: 03/17/16

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 12/01/45 to 05/01/46 and Federal National Mortgage Association, 3.000% to 3.500%, due 06/01/45 to 06/01/46. The aggregate market value of the collateral, including accrued interest, was $255,000,001.

250,000,000	0.350	(a)(d)	06/07/16	250,000,000
Maturity Value: $250,218,750
Settlement Date: 03/15/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 05/01/18 to 05/01/46, Federal National Mortgage Association, 3.000% to 4.000%, due 01/01/27 to 06/01/46 and Government National Mortgage Association, 3.000% to 4.500%, due 10/20/43 to 05/20/46. The aggregate market value of the collateral, including accrued interest, was $255,000,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
RBC Capital Markets LLC – (continued)
$1,000,000,000	0.384%	(a)(d)	06/07/16	$ 1,000,000,000
Maturity Value: $1,005,066,683
Settlement Date: 05/05/15

Collateralized by Federal Home Loan Bank, 3.180% to 5.500%, due 11/26/32 to 07/15/36, Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 04/01/18 to 04/01/46, Federal National Mortgage Association, 0.875% to 6.000%, due 11/01/17 to 06/01/46, Government National Mortgage Association, 3.000% to 8.500%, due 11/15/21 to 10/20/45, U.S. Treasury Bonds, 2.875% to 6.625, due 02/15/27 to 05/15/45, U.S. Treasury Inflation-Indexed Bonds, 1.375% to 3.375%, due 01/15/26 to 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/18 to 07/15/25, U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/44 and U.S. Treasury Notes, 0.500% to 3.125%, due 09/30/16 to 02/15/25. The aggregate market value of the collateral, including accrued interest, was $1,090,042,053.

350,000,000	0.390	(a)(d)	06/07/16	350,000,000
Maturity Value: $350,682,498
Settlement Date: 02/10/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 3.500%, due 05/01/31 to 01/01/46, Federal National Mortgage Association, 2.500% to 3.500%, due 05/01/26 to 06/01/46 and Government National Mortgage Association, 3.000% to 3.500%, due 10/20/45 to 05/20/46. The aggregate market value of the collateral, including accrued interest, was $357,000,000.

Societe Generale
286,700,000	0.300		06/01/16	286,700,000
Maturity Value: $286,702,389

Collateralized by Federal National Mortgage Association, 3.500%, due 05/01/42, Government National Mortgage Association, 3.500% to 7.500%, due 09/20/23 to 01/20/46, U.S. Treasury Bond, 4.375%, due 11/15/39 and U.S. Treasury Notes, 0.750% to 2.750%, due 05/31/17 to 05/31/23. The aggregate market value of the collateral, including accrued interest, was $294,491,904.

1,500,000,000	0.350	(a)(d)	06/07/16	1,500,000,000
Maturity Value: $1,500,918,748
Settlement Date: 04/08/16

Collateralized by Federal Home Loan Bank, 0.850%, due 10/20/17, Federal National Mortgage Association, 3.500%, due 05/01/42, U.S. Treasury Bills, 0.000%, due 06/16/16 to 10/13/16, U.S. Treasury Bonds, 2.500% to 6.875, due 08/15/25 to 11/15/45, U.S. Treasury Floating Rate Note, 0.393%, due 10/31/16, U.S. Treasury Inflation-Indexed Bonds, 1.750% to 3.625%, due 01/15/27 to 04/15/32, U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.250%, due 07/15/20 to 07/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/28 to 11/15/29 and U.S. Treasury Notes, 0.625% to 4.625%, due 02/15/17 to 11/15/24. The aggregate market value of the collateral, including accrued interest, was $1,530,000,048.

TD Securities (USA) LLC
100,000,000	0.290		06/01/16	100,000,000
Maturity Value: $100,005,639
Settlement Date: 05/25/16

Collateralized by Federal National Mortgage Association, 4.000%, due 10/01/43 to 09/01/44 and U.S. Treasury Note, 1.750%, due 01/31/23. The aggregate market value of the collateral, including accrued interest, was $103,000,043.

Wells Fargo Bank N.A.
350,000,000	0.310		06/01/16	350,000,000
Maturity Value: $350,003,014

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 03/01/42 and Federal National Mortgage Association, 2.500% to 3.000%, due 05/01/31 to 04/01/43. The aggregate market value of the collateral, including accrued interest, was $360,500,001.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Wells Fargo Bank N.A. – (continued)
$200,000,000	0.450	%(e)	07/26/16	$ 200,000,000
Maturity Value: $200,225,000
Settlement Date: 04/27/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000%, due 03/01/43 and Federal National Mortgage Association, 3.000%, due 05/01/42. The aggregate market value of the collateral, including accrued interest, was $206,000,000.

Wells Fargo Securities LLC
350,000,000	0.290		06/01/16	350,000,000
Maturity Value: $350,002,819

Collateralized by U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/24 and U.S. Treasury Notes, 0.875% to 1.500%, due 12/31/16 to 01/31/22. The aggregate market value of the collateral, including accrued interest, was $357,000,002.

500,000,000	0.310		06/01/16	500,000,000
Maturity Value: $500,004,306
Collateralized by Federal National Mortgage Association, 3.000%, due 02/01/31 to 05/01/46. The aggregate market value of the collateral, including accrued interest, was $515,000,000.
325,000,000	0.450	(e)	07/12/16	325,000,000
Maturity Value: $325,369,688
Settlement Date: 04/12/16
Collateralized by Federal National Mortgage Association, 3.000%, due 05/01/46. The market value of the collateral, including accrued interest, was $334,750,000.

TOTAL REPURCHASE AGREEMENTS				$31,188,500,000

TOTAL INVESTMENTS – 102.4%				$53,979,137,462

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%				(1,262,934,176)

NET ASSETS – 100.0%				$52,716,203,286

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2016.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2016. Additional information on Joint Repurchase Agreement Accounts I and III appear in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2016, these securities amounted to $1,225,000,000 or approximately 2.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 20.1%
Albion Capital LLC
$83,248,000	0.551%	06/16/16	$ 83,229,269
83,478,000	0.530	06/27/16	83,446,650
58,377,000	0.571	07/07/16	58,344,309
Atlantic Asset Securitization LLC
25,000,000	0.643	06/01/16	25,000,000
100,000,000	0.643	06/07/16	99,989,500
50,000,000	0.633	06/15/16	49,987,944
50,000,000	0.612	08/04/16	49,946,667
Bank of America, N.A.
65,000,000	0.810	08/02/16	65,009,969
Barton Capital LLC
50,000,000	0.653	06/01/16	50,000,000
35,000,000	0.653	06/07/16	34,996,267
50,000,000	0.653	06/15/16	49,987,555
11,600,000	0.633	08/01/16	11,587,814
Bedford Row Funding Corp.
41,000,000	0.859	08/01/16	40,941,643
30,000,000	0.829	08/15/16	29,949,375
BNZ International Funding Ltd.
100,000,000	0.587	07/15/16	99,929,722
24,750,000	0.849	08/16/16	24,706,633
CAFCO LLC
60,000,000	0.818	08/08/16	59,909,334
30,000,000	0.818	08/10/16	29,953,333
Chariot Funding LLC
75,000,000	0.870	07/19/16	74,915,000
Charlotte-Mecklenburg Hospital Authority
30,000,000	0.448	06/29/16	29,989,733
Charta LLC
65,000,000	0.746	06/27/16	64,965,731
60,000,000	0.818	08/08/16	59,909,333
150,000,000	0.818	08/10/16	149,766,667
Ciesco LLC
60,000,000	0.818	08/08/16	59,909,333
Cleveland Clinic Health System Obligated Group
39,000,000	0.612	07/19/16	38,968,800
Commonwealth Bank of Australia
100,000,000	0.829	08/24/16	99,811,000
CRC Funding LLC
25,000,000	0.592	06/16/16	24,993,959
74,750,000	0.818	08/01/16	74,648,672
Dexia Credit Local
200,000,000	0.705	08/12/16	199,724,000
DNB Bank ASA
150,000,000	0.628	06/27/16	149,933,375
Erste Abwicklungsanstalt
35,000,000	0.664	06/08/16	34,995,576
125,000,000	0.684	07/26/16	124,872,049
100,000,000	0.674	08/18/16	99,857,000
50,000,000	0.674	08/19/16	49,927,583
Fairway Finance Co., LLC
10,452,000	0.346	06/06/16	10,451,506
Gotham Funding Corp.
100,000,000	0.530	06/01/16	100,000,000
100,000,000	0.530	06/07/16	99,991,334
140,000,000	0.520	06/24/16	139,954,383
JPMorgan Securities LLC
150,000,000	0.674	07/20/16	149,865,250
Jupiter Securitization Co. LLC
25,000,000	0.870	07/20/16	24,971,076
Kaiser Foundation Hospitals
130,000,000	0.397	06/01/16	130,000,000
65,000,000	0.612	06/21/16	64,978,333
50,000,000	0.459	06/24/16	49,985,625

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Kaiser Foundation Hospitals – (continued)
$60,276,000	0.715%	07/05/16	$ 60,236,151
30,050,000	0.510	07/06/16	30,035,392
15,000,000	0.530	07/12/16	14,991,117
30,000,000	0.736	07/21/16	29,970,000
17,085,000	0.756	08/02/16	17,063,226
20,000,000	0.756	08/04/16	19,973,689
30,275,000	0.766	08/11/16	30,230,218
35,000,000	0.653	08/19/16	34,950,845
Kells Funding LLC
200,000,000	0.622	06/07/16	199,979,667
99,000,000	0.623	06/10/16	98,984,902
85,000,000	0.623	06/14/16	84,981,276
150,000,000	0.653	07/07/16	149,904,000
100,000,000	0.612	07/27/16	99,906,667
70,000,000	0.602	08/12/16	69,917,400
Liberty Street Funding LLC
40,000,000	0.695	07/05/16	39,974,311
50,000,000	0.684	07/06/16	49,967,431
200,000,000	0.691	07/12/16	199,845,111
100,000,000	0.602	07/18/16	99,922,972
130,000,000	0.602	07/25/16	129,884,950
90,000,000	0.684	08/23/16	89,860,975
LMA Americas LLC
80,000,000	0.479	06/08/16	79,992,689
66,000,000	0.469	06/09/16	65,993,253
84,500,000	0.479	06/22/16	84,476,833
70,000,000	0.530	07/06/16	69,964,611
70,000,000	0.510	07/12/16	69,960,139
Matchpoint Finance PLC
51,400,000	0.643	06/01/16	51,400,000
100,000,000	0.653	06/03/16	99,996,444
100,000,000	0.530	07/05/16	99,950,889
55,000,000	0.736	07/08/16	54,959,300
50,000,000	0.715	07/14/16	49,958,195
Mizuho Bank Ltd.
43,700,000	0.695	06/17/16	43,686,793
Nieuw Amsterdam Receivables Corp.
50,000,000	0.623	06/13/16	49,989,833
115,000,000	0.592	06/15/16	114,974,061
Nordea Bank AB
500,000,000	0.834	08/11/16	499,196,319
NRW.BANK
300,000,000	0.556	07/19/16	299,782,000
Old Line Funding Corp.
100,000,000	0.890	07/14/16	99,896,095
88,168,000	0.765	07/21/16	88,076,158
50,000,000	0.746	08/31/16	49,907,736
Regency Markets No. 1 LLC
149,750,000	0.448	06/15/16	149,724,376
50,000,000	0.448	06/20/16	49,988,389
138,389,000	0.459	06/27/16	138,344,024
Regents of the University of California (The)
25,000,000	0.377	06/03/16	24,999,486
Skandinaviska Enskilda Banken AB
50,000,000	0.725	06/28/16	49,973,375
SSM Health Care Corp.
70,000,000	0.592	06/16/16	69,983,083
30,000,000	0.551	07/11/16	29,982,000
45,000,000	0.561	07/21/16	44,965,625
Standard Chartered Bank
255,000,000	0.828	06/30/16	254,833,613
Svenska Handelsbanken AB
120,000,000	0.818	08/09/16	119,816,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Thunder Bay Funding, Inc.
$30,000,000	0.695%	07/13/16	$ 29,976,200
Victory Receivables Corp.
200,102,000	0.530	06/07/16	200,084,658
5,000,000	0.459	06/15/16	4,999,125
75,000,000	0.530	06/16/16	74,983,750
93,858,000	0.541	06/20/16	93,831,746
13,371,000	0.479	06/21/16	13,367,509
100,000,000	0.479	06/27/16	99,966,055

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 8,026,861,964

Certificate of Deposit – 0.4%
Wells Fargo Bank N.A.
$145,000,000	0.840%	08/18/16	$ 145,000,000

Certificates of Deposit-Eurodollar – 5.2%
Commonwealth Bank of Australia
$250,000,000	0.730%	08/12/16	$ 250,002,493
Credit Industriel et Commercial
220,000,000	0.790	07/05/16	220,003,108
200,000,000	0.720	07/15/16	200,003,659
250,000,000	0.800	08/01/16	250,006,337
HSBC Bank PLC
150,000,000	0.850	08/10/16	150,001,452
175,000,000	0.860	08/25/16	175,002,057
Landesbank Hessen-Thueringen Girozentrale
150,000,000	0.750	07/11/16	150,000,831
Mitsubishi UFJ Trust & Banking Corp.
140,000,000	0.760	06/02/16	140,000,020
Sumitomo Mitsui Trust Bank Ltd.
250,000,000	0.830	06/24/16	250,000,796
150,000,000	0.890	07/18/16	150,000,976
150,000,000	0.900	07/26/16	150,001,142

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$ 2,085,022,871

Certificates of Deposit-Yankeedollar – 21.2%
Banco Del Estado De Chile
$50,000,000	0.660%	07/11/16	$ 50,000,000
50,000,000	0.800	08/01/16	50,000,000
Bank of Montreal
100,000,000	0.650	07/15/16	100,000,000
Bank of Nova Scotia (The)
150,000,000	0.750	08/05/16	150,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
125,000,000	0.650	07/29/16	125,001,005
BNP Paribas Fortis SA/NV
240,000,000	0.360	06/01/16	240,000,000
Credit Industriel et Commercial
100,000,000	0.700	08/12/16	100,000,000
Credit Suisse AG
150,000,000	0.830	06/13/16	150,000,000
100,000,000	0.760	07/07/16	100,000,000
DNB Bank ASA
125,000,000	0.750	08/10/16	125,000,000
DZ Bank AG
230,000,000	0.710	06/30/16	230,000,000
200,000,000	0.750	07/18/16	200,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Certificates of Deposit-Yankeedollar – (continued)
DZ Bank AG – (continued)
$140,000,000	0.750%	07/29/16	$ 140,000,000
75,000,000	0.750	08/03/16	75,000,000
175,000,000	0.650	08/08/16	175,000,000
HSBC Bank PLC
50,000,000	0.660	06/09/16	50,000,000
Mitsubishi UFJ Trust & Banking Corp.
200,000,000	0.700	06/21/16	200,000,000
250,000,000	0.750	07/13/16	250,000,000
60,000,000	0.870	07/14/16	60,006,403
85,000,000	0.850	07/19/16	85,007,830
150,000,000	0.760	07/25/16	150,000,000
150,000,000	0.780	08/02/16	150,000,000
Mizuho Bank Ltd.
225,000,000	0.700	06/22/16	225,000,000
140,000,000	0.760	07/05/16	140,000,000
150,000,000	0.740	07/15/16	150,000,000
143,000,000	0.610	07/29/16	143,000,000
100,000,000	0.830	08/03/16	100,000,000
National Australia Bank Ltd.
150,000,000	0.750	08/11/16	150,000,000
National Bank of Kuwait
50,000,000	0.800	06/03/16	50,000,000
100,000,000	0.800	06/08/16	100,000,000
100,000,000	0.800	06/20/16	100,000,000
150,000,000	0.800	06/22/16	150,000,000
125,000,000	0.820	08/16/16	125,000,000
100,000,000	0.850	08/29/16	100,000,000
Norinchukin Bank (The)
225,000,000	0.700	06/22/16	225,000,000
215,000,000	0.770	07/01/16	215,000,000
45,000,000	0.690	07/12/16	45,000,000
Skandinaviska Enskilda Banken AB
37,000,000	0.800	07/19/16	37,003,412
Standard Chartered Bank
185,000,000	0.800	06/06/16	185,000,000
115,000,000	0.910	07/29/16	115,000,000
130,000,000	0.830	08/02/16	130,000,000
State Street Bank & Trust Co.
175,000,000	0.780	08/19/16	175,000,000
350,000,000	0.830	08/25/16	350,000,000
Sumitomo Mitsui Banking Corp.
119,750,000	0.850	06/09/16	119,752,895
72,000,000	0.870	07/14/16	72,007,647
175,000,000	0.700	07/21/16	175,000,000
45,000,000	0.850	07/26/16	45,004,758
120,000,000	0.760	08/01/16	120,000,000
76,000,000	0.850	08/01/16	76,008,925
45,000,000	0.850	08/02/16	45,005,357
300,000,000	0.800	08/19/16	300,000,000
100,000,000	0.800	08/26/16	100,000,000
Sumitomo Mitsui Trust Bank Ltd.
225,000,000	0.700	06/13/16	225,000,000
Svenska Handelsbanken AB
200,000,000	0.820	07/29/16	200,000,000
Toronto-Dominion Bank (The)
550,000,000	0.850	07/07/16	550,000,000
UBS AG
140,000,000	0.670	06/03/16	140,000,000
140,000,000	0.850	08/03/16	140,000,000
Wells Fargo Bank N.A.
189,000,000	0.850	07/28/16	189,044,471

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$ 8,461,842,703

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Fixed Rate Municipal Debt Obligations – 1.2%
Bank of Montreal
$10,000,000	1.300%		07/15/16	$ 10,007,047
City & County of San Francisco, California Public Utilities Commission, Series 2016-A2T
30,000,000	0.550		07/19/16	30,000,000
City of San Antonio, Texas Water System CP Series 2016 A (Bank of Tokyo Mitsubishi, LOC)
20,000,000	0.120		06/07/16	19,998,274
Harris County Cultural Education Facilities Finance Corp. CP Refunding for Methodist Hospital Series 2009 C-1
37,000,000	0.220		06/14/16	36,993,667
Kaiser Foundation Hospitals
35,000,000	0.230		06/08/16	34,997,189
Los Angeles Department of Water & Power
38,000,000	0.100		06/07/16	37,996,618
Mayo Clinic
45,000,000	0.130		06/02/16	44,998,699
National Australia Bank Ltd.
4,200,000	3.000	(a)	07/27/16	4,214,388
Providence Health & Services Obligated Group
7,000,000	0.450		06/22/16	6,999,959
33,000,000	0.460		06/22/16	33,000,000
San Antonio Electric & Gas Systems CP Series 2016 B (State Street Bank & Trust Co., and Wells Fargo Bank N.A., LIQ)
42,000,000	0.410		06/07/16	42,000,000
South Carolina State Public Service Authority
30,000,000	0.410		06/03/16	30,000,000
30,500,000	0.580		06/08/16	30,500,000
25,000,000	0.430		06/13/16	25,000,000
33,200,000	0.460		06/22/16	33,200,000
26,725,000	0.650		08/09/16	26,725,000
Svenska Handelsbanken AB
19,385,000	3.125		07/12/16	19,436,157
Toronto-Dominion Bank (The)
8,000,000	2.500		07/14/16	8,016,751

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$ 474,083,749

Time Deposits – 21.7%
Australia & New Zealand Banking Group Ltd.
$600,000,000	0.380%		06/02/16	$ 600,000,000
Canadian Imperial Bank of Commerce
800,000,000	0.370		06/01/16	800,000,000
Credit Agricole Corporate and Investment Bank
1,500,000,000	0.300		06/01/16	1,500,000,000
Credit Industriel et Commercial
700,000,000	0.380		06/01/16	700,000,000
DBS Bank Ltd.
240,000,000	0.400		06/01/16	240,000,000
240,000,000	0.390		06/03/16	240,000,000
240,000,000	0.400	(b)	06/07/16	240,000,000
DNB Bank ASA
375,000,000	0.280		06/01/16	375,000,000
700,000,000	0.370		06/01/16	700,000,000
National Bank of Kuwait
600,000,000	0.320		06/01/16	600,000,000
Natixis SA
1,000,000,000	0.300		06/01/16	1,000,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Time Deposits – (continued)
Royal Bank of Canada
$400,000,000	0.280%	06/01/16	$ 400,000,000
Skandinaviska Enskilda Banken AB
550,000,000	0.280	06/01/16	550,000,000
700,000,000	0.370	06/01/16	700,000,000

TOTAL TIME DEPOSITS			$ 8,645,000,000

U.S. Government Agency Obligations – 0.6%
Federal Home Loan Bank
$140,900,000	0.350%	07/08/16	$ 140,850,184
Overseas Private Investment Corp. (USA)
91,963,238	0.360 (c)	06/07/16	91,963,238
25,000,000	0.400 (c)	06/07/16	25,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 257,813,422

Variable Rate Municipal Debt Obligations(c) – 2.3%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(a)
$19,375,000	0.420%	06/01/16	$ 19,375,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(a)
13,950,000	0.420	06/01/16	13,950,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.420	06/01/16	29,110,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 2005 H (Sumitomo Mitsui Banking, LOC)
40,560,000	0.390	06/07/16	40,560,000
City & County of San Francisco, California Airport Commission VRDN RB for San Francisco International Airport Series 2010 A-3 (JPMorgan Chase Bank N.A., LOC)
57,370,000	0.390	06/07/16	57,370,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)
40,000,000	0.400	06/07/16	40,000,000
City of New York GO VRDN Series 2004 Subseries H-6 (Bank of America N.A., LOC)
23,000,000	0.400	06/07/16	23,000,000
City of Portland, Maine GO VRDN for Taxable Pension Boards Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
60,000,000	0.440	06/07/16	60,000,000
County of Nassau, New York Interim Finance Authority Sales Tax VRDN RB Series 2008 B (Sumitomo Mitsui Banking Corp., SPA)
20,000,000	0.400	06/07/16	20,000,000
Curators of the University of Missouri System Facilities VRDN RB Refunding Series 2007 B
50,000,000	0.390	06/07/16	50,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (JPMorgan Chase Bank N.A., SPA)
34,255,000	0.410	06/07/16	34,255,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 Subseries C RMKT
40,000,000	0.390	06/07/16	40,000,000
Los Angeles Department of Water & Power Waterworks VRDN RB Refunding Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
17,300,000	0.380	06/07/16	17,300,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(c) – (continued)
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System Series 1997 P-1 RMKT (JPMorgan Chase Bank N.A., SPA) (GTY AGMT- Bringham and Women’s Hospital, Inc.)
$21,900,000	0.410%		06/07/16	$ 21,900,000
Metropolitan Water District of Southern California VRDN RB Floater Certificates Refunding Series 2016 E-68 (Royal Bank of Canada, LOC)(a)
25,000,000	0.460		06/07/16	25,000,000
Montgomery County, Tennessee IDB VRDN RB for Hankook Tire Manufacturing LP Project Series 2015 A (Kookmin Bank, LOC)
40,000,000	0.600		06/07/16	40,000,000
Murray City, Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B
40,000,000	0.390		06/07/16	40,000,000
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2003 RMKT (U.S. Bank N.A., SPA)
18,965,000	0.380		06/07/16	18,965,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-2 RMKT (Royal Bank of Canada, SPA)
34,000,000	0.390		06/07/16	34,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2001 F-2 (JPMorgan Chase Bank N.A., SPA)
41,350,000	0.410		06/07/16	41,350,000
Ohio State University (The) VRDN RB Series 2014 B-1
25,000,000	0.400		06/07/16	25,000,000
Ohio Water Development Authority Water Pollution Control VRDN RB for Loan Fund Series 2016 A (BMO Harris Bank, N.A., LIQ)
39,000,000	0.420		06/07/16	39,000,000
Orange County, California Water District VRDN COPS Series 2003 A (Citibank N.A., LOC)(b)
25,050,000	0.400		06/07/16	25,050,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2008 B
48,000,000	0.400		06/07/16	48,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2012 B
15,750,000	0.440		06/07/16	15,750,000
Texas State GO VRDN Refunding for Veterans Series 2011 C (Landesbank Hessen-Thueringen Girozentrale, SPA)
37,815,000	0.430		06/07/16	37,815,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-3 RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
65,940,000	0.410		06/07/16	65,940,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 922,690,000

Variable Rate Obligations(c) – 7.5%
Banco Del Estado De Chile
$75,000,000	0.784%		06/15/16	$ 75,000,000
50,000,000	0.787		08/12/16	50,000,000
Bank of Nova Scotia (The)
150,000,000	0.646		06/06/16	150,000,000
Collateralized Commercial Paper Co. LLC
520,000,000	0.816		07/06/16	520,000,000
Commonwealth Bank of Australia
75,000,000	0.614	(a)	06/14/16	75,000,000
Cooperatieve Rabobank UA
500,000,000	0.764		06/17/16	500,000,000
Credit Suisse AG
145,000,000	0.869		08/02/16	145,000,000
Fairway Finance Co., LLC
64,750,000	0.779	(a)	08/01/16	64,750,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(c) – (continued)
Fairway Finance Co., LLC – (continued)
$50,000,000	0.739	%(a)	08/03/16	$ 50,000,000
General Electric Co.
30,000,000	1.281		06/07/16	30,021,767
HSBC Bank PLC
250,000,000	0.674	(a)	06/17/16	250,000,000
Metropolitan Life Global Funding I
150,000,000	0.755		06/23/16	150,018,480
Sumitomo Mitsui Banking Corp.
30,000,000	0.836		07/05/16	30,000,609
Sumitomo Mitsui Trust Bank Ltd.
95,000,000	0.844		07/29/16	95,000,000
Svenska Handelsbanken AB
200,000,000	0.770		07/27/16	200,000,000
Toronto-Dominion Bank (The)
9,600,000	0.800		07/13/16	9,601,007
Wells Fargo Bank N.A.
200,000,000	0.783		06/02/16	200,001,015
400,000,000	0.673		06/10/16	400,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 2,994,392,878

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$32,012,707,587

Repurchase Agreements(d) – 20.5%
BNP Paribas
$284,300,000	0.520%		06/01/16	$ 284,300,000
Maturity Value: $284,304,107

Collateralized by a corporate security issuer, 3.800%, due 06/01/24 and various sovereign debt security issuers, 4.875% to 10.125%, due 01/15/19 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $312,730,111.

190,000,000	0.700	(c)	06/07/16	190,000,000
Maturity Value: $190,177,333
Settlement Date: 04/28/16

Collateralized by various asset-backed obligations, 5.439% to 5.446%, due 08/25/25 to 12/25/25, various corporate security issuers, 3.250% to 10.875%, due 03/01/17 to 03/15/38 and various mortgage-backed obligations, 1.466% to 3.046%, due 05/25/24 to 04/25/35. The aggregate market value of the collateral, including accrued interest, was $210,140,185.

500,000,000	1.112	(c)(e)	06/15/16	500,000,000
Maturity Value: $500,741,300
Settlement Date: 04/28/16

Collateralized by various asset-backed obligations, 0.000% to 7.983%, due 08/17/20 to 08/25/47, various corporate security issuers, 5.250% to 9.500%, due 03/15/18 to 03/15/38, various mortgage-backed obligations, 3.046% to 7.396%, due 07/25/23 to 10/25/28 and various sovereign debt security issuers, 5.875% to 10.125%, due 01/15/19 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $602,429,391.

Citibank, N.A.
500,000,000	0.300		06/01/16	500,000,000
Maturity Value: $500,029,167
Settlement Date: 05/25/16

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Citibank, N.A. – (continued)

Collateralized by various asset-backed obligations, 0.794% to 1.018%, due 10/25/24 to 09/15/39, Federal Home Loan Mortgage Corp., 0.000% to 50.614%, due 08/15/16 to 10/25/48, Federal National Mortgage Association, 0.796% to 11.500%, due 12/25/16 to 08/25/45, Government National Mortgage Association, 0.954% to 7.750%, due 06/17/20 to 09/16/44, U.S. Treasury Bonds, 4.375% to 6.500%, due 08/15/23 to 11/15/39, U.S. Treasury Floating Rate Note, 0.417%, due 07/31/17, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.625%, due 04/15/28 to 02/15/43 and U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/21 and U.S. Treasury Notes, 1.375% to 3.125%, due 05/15/19 to 11/15/24. The aggregate market value of the collateral, including accrued interest, was $510,856,892.

Credit Suisse Securities (USA) LLC
$200,000,000	0.789	%(e)	06/30/16	$ 200,000,000
Maturity Value: $200,429,349
Settlement Date: 03/24/16
Collateralized by various asset-backed obligations, 0.000% to 7.279%, due 04/16/18 to 06/15/45. The aggregate market value of the collateral, including accrued interest, was $230,001,691.
400,000,000	1.129	(e)	06/30/16	400,000,000
Maturity Value: $401,228,920
Settlement Date: 03/24/16

Collateralized by various asset-backed obligations, 0.000% to 8.000%, due 12/15/20 to 02/25/55 and various mortgage-backed obligations, 0.546% to 51.867%, due 03/25/18 to 09/25/57. The aggregate market value of the collateral, including accrued interest, was $480,000,655.

Federal Reserve Bank of New York
3,000,000,000	0.250		06/01/16	3,000,000,000
Maturity Value: $3,000,020,833
Collateralized by U.S. Treasury Note, 1.000%, due 09/30/19. The market value of the collateral, including accrued interest, was $3,000,020,884.

HSBC Bank PLC
500,000,000	0.430		06/01/16	500,000,000
Maturity Value: $500,005,972

Collateralized by various equity securities, U.S. Treasury Bond, 7.500%, due 11/15/16 and U.S. Treasury Notes, 0.125% to 3.625%, due 09/15/17 to 07/15/25. The aggregate market value of the collateral, including accrued interest, was $512,747,702.

750,000,000	0.430		06/01/16	750,000,000
Maturity Value: $750,008,958

Collateralized by various equity securities, various Exchange-Traded Funds, U.S. Treasury Bonds, 2.375% to 8.750%, due 08/15/20 to 01/15/25 and U.S. Treasury Notes, 0.125% to 4.250%, due 07/15/16 to 11/15/25. The aggregate market value of the collateral, including accrued interest, was $775,400,221.

ING Financial Markets LLC
80,000,000	0.380		06/01/16	80,000,000
Maturity Value: $80,000,844
Collateralized by various corporate security issuers, 1.300% to 10.500%, due 05/18/18 to 11/20/45. The aggregate market value of the collateral, including accrued interest, was $84,002,542.

Joint Repurchase Agreement Account I
147,400,000	0.287		06/01/16	147,400,000
Maturity Value: $147,401,177

Joint Repurchase Agreement Account III
376,000,000	0.306		06/01/16	376,000,000
Maturity Value: $376,003,201

Merrill Lynch, Pierce, Fenner and Smith, Inc.
99,550,000	0.650		06/01/16	99,550,000
Maturity Value: $99,551,797
Collateralized by a mortgage-backed obligation, 4.446%, due 05/25/25. The market value of the collateral, including accrued interest, was $124,437,501.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Societe Generale
$400,000,000	0.460%		06/01/16	$ 400,000,000
Maturity Value: $400,005,111

Collateralized by various corporate security issuers, 1.328% to 10.750%, due 09/15/16 to perpetual maturity and various sovereign debt security issuers, 3.250% to 12.250%, due 09/26/16 to 01/27/45. The aggregate market value of the collateral, including accrued interest, was $428,641,661.

300,000,000	0.530		06/01/16	300,000,000
Maturity Value: $300,004,417

Collateralized by various corporate security issuers, 1.328% to 10.750%, due 07/08/16 to 04/16/43 and various sovereign debt security issuers, 3.250% to 12.250%, due 02/19/18 to 03/01/41. The aggregate market value of the collateral, including accrued interest, was $325,848,107.

Wells Fargo Securities LLC
133,000,000	0.500		06/03/16	133,000,000
Maturity Value: $133,012,931
Settlement Date: 05/27/16
Collateralized by various corporate security issuers, 0.000% to 7.450%, due 06/01/16 to 04/28/45. The aggregate market value of the collateral, including accrued interest, was $139,650,003.
300,000,000	0.950	(e)	07/28/16	300,000,000
Maturity Value: $300,680,833
Settlement Date: 05/03/16
Collateralized by various corporate security issuers, 4.000% to 12.125%, due 09/15/16 to 11/15/40. The aggregate market value of the collateral, including accrued interest, was $330,000,464.

TOTAL REPURCHASE AGREEMENTS				$ 8,160,250,000

TOTAL INVESTMENTS – 100.7%				$40,172,957,587

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%				(275,409,078)

NET ASSETS – 100.0%				$39,897,548,509

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed to be liquid by the Investment Adviser. At May 31, 2016, these securities amounted to $502,289,388 or approximately 1.3% of net assets.

(b)	All or a portion represents a forward commitment.

(c)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2016.

(d)	Unless noted, all repurchase agreements were entered into on May 31, 2016. Additional information on Joint Repurchase Agreement Accounts I and III appear in the Additional Investment Information section.

(e)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2016, these securities amounted to $1,400,000,000 or approximately 3.5% of net assets.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
COPS	— Certificates of Participation
CP	— Commercial Paper
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 24.3%
Albion Capital LLC
$90,000,000	0.489%	06/20/16	$ 89,977,200
27,863,000	0.479	06/21/16	27,855,725
Atlantic Asset Securitization LLC
15,000,000	0.643	06/01/16	15,000,000
50,000,000	0.510	06/03/16	49,998,611
50,000,000	0.643	06/07/16	49,994,750
20,000,000	0.633	06/15/16	19,995,178
25,000,000	0.489	07/05/16	24,988,666
25,000,000	0.500	07/11/16	24,986,389
Barton Capital LLC
21,643,000	0.653	06/01/16	21,643,000
25,000,000	0.653	06/15/16	24,993,778
Bedford Row Funding Corp.
146,000,000	0.870	07/12/16	145,858,664
50,000,000	0.859	07/27/16	49,934,667
75,838,000	0.859	08/01/16	75,730,057
25,000,000	0.870	08/09/16	24,959,271
70,000,000	0.829	08/15/16	69,881,875
BNZ International Funding Ltd.
20,000,000	0.849	08/16/16	19,964,956
CAFCO LLC
50,000,000	0.818	08/10/16	49,922,222
Charlotte-Mecklenburg Hospital Authority
25,000,000	0.438	06/15/16	24,995,819
20,000,000	0.448	06/29/16	19,993,156
Charta LLC
93,000,000	0.612	06/07/16	92,990,700
35,000,000	0.746	06/27/16	34,981,547
Commonwealth Bank of Australia
50,000,000	0.829	08/24/16	49,905,500
CRC Funding LLC
58,000,000	0.612	06/01/16	58,000,000
15,000,000	0.592	06/16/16	14,996,375
25,000,000	0.818	08/01/16	24,966,111
Dexia Credit Local
199,750,000	0.705	08/12/16	199,474,345
DNB Bank ASA
8,700,000	0.643	06/21/16	8,696,955
50,000,000	0.628	06/27/16	49,977,792
70,950,000	0.700	07/11/16	70,895,999
Erste Abwicklungsanstalt
20,000,000	0.664	06/08/16	19,997,472
75,000,000	0.684	07/26/16	74,923,229
50,000,000	0.674	08/19/16	49,927,584
Gotham Funding Corp.
24,237,000	0.530	06/07/16	24,234,900
25,000,000	0.582	06/20/16	24,992,479
60,000,000	0.520	06/24/16	59,980,450
45,000,000	0.479	06/27/16	44,984,725
JPMorgan Securities LLC
100,000,000	0.674	07/20/16	99,910,167
Jupiter Securitization Co. LLC
21,178,000	0.305	06/01/16	21,178,000
Kaiser Foundation Hospitals
50,000,000	0.397	06/01/16	50,000,000
34,570,000	0.489	06/01/16	34,570,000
25,121,000	0.684	06/08/16	25,117,727
35,190,000	0.612	06/21/16	35,178,270
25,032,000	0.459	06/24/16	25,024,803
30,000,000	0.715	07/05/16	29,980,167
20,000,000	0.510	07/06/16	19,990,278
35,000,000	0.530	07/12/16	34,979,272
20,000,000	0.736	07/21/16	19,980,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Kaiser Foundation Hospitals – (continued)
$8,000,000	0.756%	08/02/16	$ 7,989,804
10,104,000	0.756	08/04/16	10,090,708
15,000,000	0.766	08/11/16	14,977,813
14,854,000	0.653	08/19/16	14,833,138
Kells Funding LLC
50,000,000	0.623	06/09/16	49,993,222
35,000,000	0.623	06/10/16	34,994,662
30,000,000	0.623	06/14/16	29,993,392
30,000,000	0.602	08/12/16	29,964,600
Liberty Street Funding LLC
120,000,000	0.305	06/01/16	120,000,000
25,000,000	0.695	07/05/16	24,983,944
35,000,000	0.602	07/25/16	34,969,025
35,000,000	0.684	08/23/16	34,945,935
LMA Americas LLC
36,800,000	0.479	06/02/16	36,799,519
26,000,000	0.469	06/09/16	25,997,342
2,200,000	0.469	06/14/16	2,199,635
50,000,000	0.479	06/22/16	49,986,292
30,000,000	0.510	07/12/16	29,982,917
Matchpoint Finance PLC
68,900,000	0.387	06/01/16	68,900,000
75,000,000	0.653	06/03/16	74,997,334
20,000,000	0.736	07/08/16	19,985,200
70,000,000	0.715	07/13/16	69,942,833
Nieuw Amsterdam Receivables Corp.
20,000,000	0.623	06/13/16	19,995,933
Nordea Bank AB
8,700,000	0.623	06/17/16	8,697,641
150,000,000	0.834	08/12/16	149,755,500
NRW.BANK
100,000,000	0.556	07/19/16	99,927,333
Old Line Funding Corp.
25,000,000	0.746	08/31/16	24,953,868
Regency Markets No. 1 LLC
100,000,000	0.448	06/15/16	99,982,889
50,000,000	0.448	06/20/16	49,988,389
Skandinaviska Enskilda Banken AB
50,000,000	0.725	06/28/16	49,973,375
SSM Health Care Corp.
30,000,000	0.592	06/16/16	29,992,750
20,000,000	0.551	07/11/16	19,988,000
20,000,000	0.561	07/21/16	19,984,722
Standard Chartered Bank
85,000,000	0.828	06/30/16	84,944,537
Svenska Handelsbanken AB
40,000,000	0.818	08/09/16	39,938,667
Thunder Bay Funding, Inc.
51,000,000	0.684	06/20/16	50,981,966
Victory Receivables Corp.
144,790,000	0.530	06/16/16	144,758,629
50,000,000	0.530	07/01/16	49,978,333
Westpac Banking Corp.
50,000,000	0.829	08/23/16	49,906,625

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$3,910,785,303

Certificate of Deposit – 0.3%
Wells Fargo Bank N.A.
$50,000,000	0.840%	08/18/16	$ 50,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Certificates of Deposit-Yankeedollar – 25.6%
Banco Del Estado De Chile
$20,000,000	0.660%	07/11/16	$ 20,000,000
50,000,000	0.800	08/01/16	50,000,000
Bank of Montreal
50,000,000	0.650	07/15/16	50,000,000
Bank of Nova Scotia (The)
50,000,000	0.750	08/05/16	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
50,000,000	0.650	07/29/16	50,000,402
BNP Paribas Fortis SA/NV
100,000,000	0.360	06/01/16	100,000,000
Cooperatieve Rabobank UA
250,000,000	0.850	07/14/16	250,000,000
Credit Industriel et Commercial
160,000,000	0.700	08/12/16	160,000,000
Credit Suisse AG
200,000,000	0.830	06/13/16	200,000,000
35,000,000	0.760	07/07/16	35,000,000
DNB Bank ASA
45,000,000	0.750	08/10/16	45,000,000
DZ Bank AG
80,000,000	0.710	06/30/16	80,000,000
100,000,000	0.750	07/18/16	100,000,000
50,000,000	0.750	07/29/16	50,000,000
25,000,000	0.750	08/03/16	25,000,000
65,000,000	0.650	08/08/16	65,000,000
HSBC Bank PLC
20,000,000	0.660	06/09/16	20,000,000
Mitsubishi UFJ Trust & Banking Corp.
100,000,000	0.700	06/21/16	100,000,000
101,750,000	0.870	07/14/16	101,760,859
50,000,000	0.750	07/15/16	50,000,000
30,000,000	0.850	07/19/16	30,002,763
55,000,000	0.760	07/25/16	55,000,000
55,000,000	0.780	08/02/16	55,000,000
Mizuho Bank Ltd.
100,000,000	0.700	06/22/16	100,000,000
50,000,000	0.760	07/05/16	50,000,000
60,000,000	0.610	07/29/16	60,000,000
100,000,000	0.830	08/03/16	100,000,000
National Australia Bank Ltd.
50,000,000	0.750	08/11/16	50,000,000
National Bank of Kuwait
25,000,000	0.800	06/03/16	25,000,000
35,000,000	0.800	06/08/16	35,000,000
50,000,000	0.820	08/16/16	50,000,000
40,000,000	0.850	08/29/16	40,000,000
Norinchukin Bank (The)
75,000,000	0.680	06/01/16	75,000,000
100,000,000	0.700	06/22/16	100,000,000
75,000,000	0.770	07/01/16	75,000,000
125,000,000	0.690	07/12/16	125,000,000
Skandinaviska Enskilda Banken AB
14,000,000	0.800	07/19/16	14,001,291
Standard Chartered Bank
140,000,000	0.800	06/06/16	140,000,000
40,000,000	0.910	07/29/16	40,000,000
70,000,000	0.830	08/02/16	70,000,000
State Street Bank & Trust Co.
75,000,000	0.780	08/19/16	75,000,000
150,000,000	0.830	08/25/16	150,000,000
Sumitomo Mitsui Banking Corp.
40,000,000	0.850	06/09/16	40,000,967
25,000,000	0.870	07/14/16	25,002,655

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Certificates of Deposit-Yankeedollar – (continued)
Sumitomo Mitsui Banking Corp. – (continued)
$250,000,000	0.610%		07/18/16	$ 250,000,000
85,000,000	0.700		07/21/16	85,000,000
23,000,000	0.850		07/26/16	23,002,432
40,000,000	0.760		08/01/16	40,000,000
25,000,000	0.850		08/01/16	25,002,936
Sumitomo Mitsui Trust Bank Ltd.
75,000,000	0.700		06/13/16	75,000,000
Svenska Handelsbanken AB
100,000,000	0.820		07/29/16	100,000,000
Toronto-Dominion Bank (The)
250,000,000	0.850		07/07/16	250,000,000
UBS AG
50,000,000	0.670		06/03/16	50,000,000
50,000,000	0.850		08/03/16	50,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$ 4,128,774,305

Fixed Rate Municipal Debt Obligations – 3.4%
Bank of Nova Scotia (The)
$19,500,000	1.375%		07/15/16	$ 19,515,486
97,500,000	2.150	(a)	08/03/16	97,719,865
Banner Health
25,000,000	0.450		06/01/16	25,000,000
25,000,000	0.450		06/08/16	25,000,000
City & County of San Francisco, California Public Utilities Commission Series A-2-T
35,000,000	0.550		07/19/16	35,000,000
District of Columbia Water & Sewer Authority CP Series C (Landesbank Hessen-Thueringen Girozentrale, LOC)
29,200,000	0.600		06/13/16	29,200,000
Emory University
5,000,000	0.550		08/23/16	5,000,000
Harris County Cultural Education Facilities Finance Corp. RB CP Refunding for Methodist Hospital Series 2009 C-1
32,500,000	0.150		06/02/16	32,499,554
Harris County Cultural Education Facilities Finance Corp. RB CP Refunding for Methodist Hospital Series 2009 C-2
27,000,000	0.220		06/14/16	26,995,378
Kaiser Foundation Hospitals
15,000,000	0.230		06/08/16	14,998,795
National Australia Bank Ltd.
17,000,000	1.300		07/25/16	17,009,321
New York Life Global Funding
975,000	2.450	(a)	07/14/16	976,961
Rochester Minnesota Health Care Facilities Hospital RB Series 00-A (Mayo Foundation/Mayo Medical Center)
8,550,000	0.130		06/02/16	8,549,874
16,400,000	0.130		06/03/16	16,399,526
Rutgers The State University of New Jersey CP GO Series C (Wells Fargo Bank N.A., SPA)
35,995,000	0.480		06/16/16	35,995,000
South Carolina Public Service Authority
22,300,000	0.410		06/02/16	22,300,000
27,855,000	0.450		06/06/16	27,855,000
28,500,000	0.460		06/16/16	28,500,000
15,000,000	0.550		07/01/16	15,000,000
20,000,000	0.550		07/01/16	20,000,000
35,000,000	0.550		07/12/16	35,000,000
State of California CP Series B-2 (Royal Bank of Canada, LOC)
15,000,000	0.450		06/02/16	15,000,000

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$ 553,514,760

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Time Deposits – 15.3%
Credit Agricole Corporate and Investment Bank
$300,000,000	0.300%		06/01/16	$ 300,000,000
DBS Bank Ltd.
95,000,000	0.400		06/01/16	95,000,000
100,000,000	0.390		06/03/16	100,000,000
95,000,000	0.400	(b)	06/07/16	95,000,000
DNB Bank ASA
100,000,000	0.280		06/01/16	100,000,000
275,000,000	0.370		06/01/16	275,000,000
National Bank of Kuwait
300,000,000	0.320		06/01/16	300,000,000
Natixis SA
600,000,000	0.300		06/01/16	600,000,000
Skandinaviska Enskilda Banken AB
100,000,000	0.280		06/01/16	100,000,000
300,000,000	0.370		06/01/16	300,000,000
Svenska Handelsbanken AB
200,000,000	0.280		06/01/16	200,000,000

TOTAL TIME DEPOSITS				$ 2,465,000,000

U.S. Government Agency Obligations – 3.4%
Federal Home Loan Bank
$50,000,000	0.350%		07/08/16	$ 49,982,322
Overseas Private Investment Corp. (USA)
131,249,678	0.360	(c)	06/07/16	131,249,678
279,600,000	0.400	(c)	06/07/16	279,600,000
85,538,372	0.410	(c)	06/07/16	85,538,372

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 546,370,372

Variable Rate Municipal Debt Obligations(c) – 5.5%
ABAG Finance Authority for Non-Profit Corporations VRDN RB for Lakeside Village Apartments Series 2011 A (FHLMC, LIQ)
$47,400,000	0.400%		06/07/16	$ 47,400,000
BlackRock Municipal Income Trust II VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)(a)
35,500,000	0.420		06/01/16	35,500,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.420		06/01/16	30,000,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 2005 H (Sumitomo Mitsui Banking, LOC)
25,000,000	0.390		06/07/16	25,000,000
City & County of San Francisco, California, Airport Commission VRDN RB for San Francisco International Airport Refunding Second Series 2010 A-2 (JPMorgan Chase Bank N.A., LOC)
25,000,000	0.390		06/07/16	25,000,000
City of Austin, Texas Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
35,075,000	0.420		06/07/16	35,075,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(c) – (continued)
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)
$20,000,000	0.400%	06/07/16	$ 20,000,000
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking, LOC)
20,000,000	0.400	06/07/16	20,000,000
City of New York GO VRDN Series 2006 I Subseries I-7 (Bank of America N.A., LOC)
25,000,000	0.400	06/07/16	25,000,000
City of Omaha, Nebraska Parking Facilities Corp. VRDN RB Putters Series 2013-SGT06 (Societe Generale, LIQ)(a)
18,805,000	0.400	06/01/16	18,805,000
City of Portland, Maine GO VRDN for Taxable Pension Boards Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
20,000,000	0.440	06/07/16	20,000,000
County of Union, North Carolina Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
16,985,000	0.390	06/07/16	16,985,000
Curators of the University of Missouri System Facilities VRDN RB Refunding Series 2007 B
20,035,000	0.390	06/07/16	20,035,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Memorial Hermann Health System Series 2013 C
40,100,000	0.410	06/07/16	40,100,000
Indiana Finance Authority Health System VRDN RB for Sisters of Saint Francis Health Services, Inc. Obligated Group Series 2008 H (JPMorgan Chase Bank N.A., LOC)(b)
25,000,000	0.400	06/07/16	25,000,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 E
32,950,000	0.390	06/07/16	32,950,000
Maryland Economic Development Corp. VRDN RB for Howard Hughes Medical Institute Project Series 2008 A
22,000,000	0.390	06/07/16	22,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System Series 1997 P-1 RMKT (JPMorgan Chase Bank N.A., SPA) (GTY AGMT- Bringham and Women’s Hospital, Inc.)
40,000,000	0.410	06/07/16	40,000,000
Metropolitan Water District of Southern California VRDN RB Floater Certificates Refunding Series 2016 E-68 (Royal Bank of Canada, LOC)(a)
10,000,000	0.460	06/07/16	10,000,000
Montgomery County, Tennessee IDB VRDN RB for Hankook Tire Manufacturing LP Project Series 2016 A (Kookmin Bank, LOC)(a)
26,650,000	0.600	06/07/16	26,650,000
Murray City, Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B
16,200,000	0.390	06/07/16	16,200,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 245 East 124th Street Series 2008 (FHLMC, LIQ)
16,100,000	0.410	06/07/16	16,100,000
New York City Housing Development Corp. MF Hsg. VRDN RB for Elliot Chelsea Development Series 2010 A (FHLMC, LIQ)
23,825,000	0.410	06/07/16	23,825,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA) (FNMA, LIQ)
33,775,000	0.390	06/07/16	33,775,000
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 B RMKT (FHLMC, LIQ)
21,900,000	0.410	06/07/16	21,900,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2008 B-7V (JPMorgan Chase Bank N.A., SPA)
17,000,000	0.420	06/07/16	17,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(c) – (continued)
Nuveen Enhanced Municipal Credit Opportunities Fund VRDP Series 2010-2 (JPMorgan Chase Bank N.A., LIQ)(a)
$17,400,000	0.540%		06/07/16	$ 17,400,000
Ohio State University VRDN RB Series 2005 B
60,900,000	0.400		06/07/16	60,900,000
Providence Health & Services Obligated Group VRDN RB (U.S. Bank N.A., SBPA)
46,100,000	0.480		06/07/16	46,100,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-3 RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
33,925,000	0.410		06/07/16	33,925,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2A- RMKT (Bank of America N.A., LOC)
25,510,000	0.420		06/07/16	25,510,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B- RMKT (Bank of America N.A., LOC)
43,750,000	0.420		06/07/16	43,750,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 891,885,000

Variable Rate Obligations(c) – 5.3%
Banco Del Estado De Chile
$10,000,000	0.787%		08/12/16	$ 10,000,000
Bank of Montreal
2,175,000	1.148		07/15/16	2,175,972
63,000,000	0.804		08/15/16	63,026,527
Bank of Nova Scotia (The)
15,600,000	1.148		07/15/16	15,607,660
BNZ International Funding Ltd.
125,000,000	0.803	(a)	07/21/16	125,000,000
Canadian Imperial Bank of Commerce
10,800,000	1.153		07/18/16	10,805,612
Credit Suisse AG
50,000,000	0.869		08/02/16	50,000,000
Fairway Finance Co., LLC
35,000,000	0.779	(a)	08/01/16	35,000,000
17,000,000	0.739	(a)	08/03/16	17,000,000
General Electric Co.
15,000,000	1.281		06/07/16	15,010,884
HSBC Bank PLC
100,000,000	0.817	(a)	08/12/16	100,000,000
Metropolitan Life Global Funding I
35,000,000	0.830		07/14/16	35,008,479
National Australia Bank Ltd.
22,440,000	1.188		07/25/16	22,453,607
Old Line Funding Corp.
20,000,000	0.704	(a)	08/16/16	20,000,000
Sumitomo Mitsui Banking Corp.
15,000,000	0.836		07/05/16	15,000,304
Sumitomo Mitsui Trust Bank Ltd.
140,000,000	0.836		07/05/16	140,000,000
75,000,000	0.844		07/29/16	75,000,000
Svenska Handelsbanken AB
100,000,000	0.770		07/27/16	100,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 851,089,045

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$13,397,418,785

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – 17.7%
Citibank, N.A.
$100,000,000	0.300%		06/01/16	$100,000,000
Maturity Value: $100,005,833
Settlement Date: 05/25/16

Collateralized by Federal Home Loan Mortgage Corp., 1.750%, due 10/15/41, Federal National Mortgage Association, 1.546% to 10.000%, due 05/25/23 to 07/25/37, Government National Mortgage Association, 0.838%, due 09/20/42, U.S. Treasury Bonds, 2.875% to 7.250%, due 08/15/22 to 08/15/45, U.S. Treasury Inflation-Indexed Notes, 0.625% to 2.500%, due 07/15/16 to 01/15/26 and U.S. Treasury Notes, 1.500% to 3.125%, due 11/30/19 to 11/15/25. The aggregate market value of the collateral, including accrued interest, was $102,057,180.

Credit Suisse Securities (USA) LLC
200,000,000	0.789	(e)	06/30/16	200,000,000
Maturity Value: $200,429,349
Settlement Date: 03/24/16

Collateralized by various asset-backed obligations, 0.668% to 5.431%, due 12/17/18 to 10/15/49 and various corporate security issuers, 1.234% to 15.000%, due 04/01/17 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $224,873,856.

Federal Reserve Bank of New York
1,000,000,000	0.250		06/01/16	1,000,000,000
Maturity Value: $1,000,006,944
Collateralized by U.S. Treasury Bond, 3.500%, due 02/15/39. The market value of the collateral, including accrued interest, was $1,000,006,992.

Joint Repurchase Agreement Account I
140,600,000	0.287		06/01/16	140,600,000
Maturity Value: $140,601,122

Joint Repurchase Agreement Account III
286,000,000	0.306		06/01/16	286,000,000
Maturity Value: $286,002,435

Merrill Lynch, Pierce, Fenner & Smith, Inc.
100,000,000	0.650		06/01/16	100,000,000
Maturity Value: $100,001,806
Collateralized by various mortgage-backed obligations, 4.446% to 6.146%, due 05/25/25 to 04/25/28. The aggregate market value of the collateral, including accrued interest, was $125,000,001.
230,000,000	0.730	(c)(e)	07/05/16	230,000,000
Maturity Value: $233,418,634
Settlement Date: 07/11/14

Collateralized by various corporate security issuers, 0.000% to 5.500%, due 12/01/16 to 12/15/44 and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $249,870,239.

Mitsubishi UFJ Securities (USA), Inc.
200,000,000	0.300		06/01/16	200,000,000
Maturity Value: $200,001,667

Collateralized by Federal Home Loan Bank, 5.625%, due 06/13/16, Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 04/01/25 to 05/01/46, Federal National Mortgage Association, 2.500% to 6.000%, due 06/01/22 to 04/01/46, Government National Mortgage Association, 3.500% to 4.500%, due 12/20/40 to 4/20/46 and U.S. Treasury Bond, 3.125%, due 08/15/44. The aggregate market value of the collateral, including accrued interest, was $205,999,610.

Societe Generale
160,000,000	0.460		06/01/16	160,000,000
Maturity Value: $160,002,044

Collateralized by various corporate security issuers, 1.918% to 10.750%, due 09/15/16 to 12/15/45 and various sovereign debt security issuers, 3.250% to 8.875%, due 09/26/16 to 04/16/43. The aggregate market value of the collateral, including accrued interest, was $169,533,224.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
TD Securities (USA) LLC
$100,000,000	0.290%		06/01/16	$ 100,000,000
Maturity Value: $100,005,639
Settlement Date: 05/25/16

Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 09/01/26 to 09/01/44 and U.S. Treasury Note, 1.750%, due 01/31/23. The aggregate market value of the collateral, including accrued interest, was $102,998,913.

Wells Fargo Bank N.A.
150,000,000	0.310		06/01/16	150,000,000
Maturity Value: $150,001,292
Collateralized by Federal National Mortgage Association, 3.000%, due 02/01/43 to 03/01/43. The aggregate market value of the collateral, including accrued interest, was $154,500,001.

Wells Fargo Securities LLC
67,000,000	0.500		06/03/16	67,000,000
Maturity Value: $67,006,514
Settlement Date: 05/27/16
Collateralized by various corporate security issuers, 0.000% to 7.625%, due 06/01/16 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $70,350,000.
125,000,000	0.950	(e)	07/28/16	125,000,000
Maturity Value: $125,283,681
Settlement Date: 05/03/16
Collateralized by various corporate security issuers, 3.500% to 11.000%, due 07/15/16 to 11/01/26. The aggregate market value of the collateral, including accrued interest, was $137,501,004.

TOTAL REPURCHASE AGREEMENTS				$ 2,858,600,000

TOTAL INVESTMENTS – 100.8%				$16,256,018,785

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%				(122,579,632)

NET ASSETS – 100.0%				$16,133,439,153

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed to be liquid by the Investment Adviser. At May 31, 2016, these securities amounted to $504,051,826 or approximately 3.1% of net assets.

(b)	All or a portion represents a forward commitment.

(c)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2016.

(d)	Unless noted, all repurchase agreements were entered into on May 31, 2016. Additional information on Joint Repurchase Agreement Accounts I and III appear in the Additional Investment Information section.

(e)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2016, these securities amounted to $555,000,000 or approximately 3.4% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
MF Hsg	— Multi-Family Housing
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Note
VRDP	— Variable Rate Demand Preferred

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 52.3%
California – 52.3%
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 B (U.S. Bank N.A., LOC)
$1,300,000	0.290%	06/01/16	$ 1,300,000
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 C (Northern Trust Co., LOC)
5,000,000	0.290	06/01/16	5,000,000
California Municipal Finance Authority VRDN PCRB Refunding for Chevron USA, Inc. Series 2005 (GTY AGMT-Chevron Corp.)
15,400,000	0.280	06/01/16	15,400,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 A (GTY AGMT-Chevron Corp.)
5,100,000	0.280	06/01/16	5,100,000
California Pollution Control Financing Authority Exempt Facilities VRDN RB Refunding for Exxon Mobil Project Series 2001 (GTY AGMT-Exxon Mobil Corp.)
6,995,000	0.270	06/01/16	6,995,000
Eastern Municipal Water District VRDN RB Refunding for Wastewater System Series 2014 B (Wells Fargo Bank N.A., SPA)
3,000,000	0.310	06/01/16	3,000,000
Irvine Ranch Water District GO VRDN Special Assessment District Nos.140-240-105-250 Series 1993 (U.S. Bank N.A., LOC)
7,300,000	0.280	06/01/16	7,300,000
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2001 Subseries B-6 RMKT (Bank of Montreal, SPA)
800,000	0.270	06/01/16	800,000
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2002 Subseries A-1 RMKT (Bank of America N.A., SPA)
10,000,000	0.280	06/01/16	10,000,000
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2002 Subseries A-2 RMKT (Citibank N.A., SPA)
4,000,000	0.280	06/01/16	4,000,000
State of California GO VRDN Floating Series 2003-A-2 RMKT (Bank of Montreal, LOC)
3,500,000	0.270	06/01/16	3,500,000
State of California GO VRDN Refunding for Kindergarten-University Public Education Facilities Series 2004 A-4 RMKT (Citibank N.A., LOC)
5,000,000	0.270	06/01/16	5,000,000
State of California GO VRDN Refunding for Kindergarten-University Public Education Facilities Series 2004 A-5 RMKT (Citibank N.A., LOC)
6,900,000	0.270	06/01/16	6,900,000
State of California GO VRDN Refunding for Kindergarten-University Public Education Facilities Series 2004 B-2 RMKT (Citibank N.A., LOC)
500,000	0.260	06/01/16	500,000
The Regents of the University of California Medical Center Pooled VRDN RB Refunding Series 2007 B-2 (Wells Fargo Bank N.A., SPA)
4,990,000	0.280	06/01/16	4,990,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$ 79,785,000

Repurchase Agreements(a) – 12.5%
Joint Repurchase Agreement Account III
$19,000,000	0.306%	06/01/16	$ 19,000,000
Maturity Value: $19,000,162

TOTAL INVESTMENTS – 64.8%			$ 98,785,000

OTHER ASSETS IN EXCESS OF LIABILITIES – 35.2%			53,635,969

NET ASSETS – 100.0%			$152,420,969

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets

(a)	Unless noted, all repurchase agreements were entered into on May 31, 2016. Additional information on Joint Repurchase Agreement III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LOC	— Letter of Credit
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 52.6%
New York – 52.6%
City of New York GO VRDN Refunding Series 2008 Subseries J-5 (Bank of America N.A., SPA)
$2,600,000	0.380%	06/01/16	$ 2,600,000
City of New York GO VRDN Series 2008 Subseries L-4 (U.S. Bank N.A., LOC)
300,000	0.350	06/01/16	300,000
County of Nassau IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
5,820,000	0.280	06/01/16	5,820,000
Metropolitan Transportation Authority VRDN RB Refunding for Dedicated Tax Fund Series 2008 Subseries A-1 RMKT (Royal Bank of Canada, LOC)
2,285,000	0.350	06/01/16	2,285,000
Metropolitan Transportation Authority VRDN RB Series 2005 Subseries E-1 RMKT (Bank of Montreal, LOC)
7,320,000	0.350	06/01/16	7,320,000
Metropolitan Transportation Authority VRDN RB Series 2015 Subseries E-5 (U.S. Bank N.A., LOC)
1,900,000	0.350	06/01/16	1,900,000
New York City GO VRDN Refunding Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen Girozentrale, LOC)
600,000	0.390	06/01/16	600,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2013 Subseries AA-6 (Mizuho Bank, Ltd., SPA)
3,000,000	0.380	06/01/16	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2015 Subseries AA-2 (PNC Bank N.A., SPA)
2,000,000	0.360	06/01/16	2,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-6 (State Street Bank & Trust Co., SPA)
1,400,000	0.350	06/01/16	1,400,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible RMKT (HSBC Bank USA N.A., LOC)
3,110,000	0.370	06/01/16	3,110,000
Triborough Bridge & Tunnel Authority VRDN RB General Series 2003 Subseries B-3 RMKT (Wells Fargo Bank N.A., LOC)
3,200,000	0.350	06/01/16	3,200,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-2 RMKT (Wells Fargo Bank N.A., LOC)
4,100,000	0.350	06/01/16	4,100,000

TOTAL INVESTMENTS – 52.6%			$37,635,000

OTHER ASSETS IN EXCESS OF LIABILITES – 47.4%			33,965,898

NET ASSETS – 100.0%			$71,600,898

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
IDA	— Industrial Development Agency
LOC	— Letter of Credit
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 102.9%
United States Treasury Bills
$67,500,000	0.234%		06/09/16	$ 67,496,550
199,900,000	0.244		06/09/16	199,889,339
3,500,000,000	0.249		06/09/16	3,499,809,444
3,036,000,000	0.244		06/16/16	3,035,696,400
310,000,000	0.249		06/16/16	309,968,354
6,280,000,000	0.270		06/23/16	6,278,982,989
29,000,000	0.433		08/18/16	28,973,296
265,550,000	0.464		08/25/16	265,264,718
90,000,000	0.454		09/22/16	89,874,287
19,500,000	0.357		10/20/16	19,473,269
125,000,000	0.362		10/20/16	124,826,198
132,750,000	0.367		10/20/16	132,562,823
228,250,000	0.408		11/03/16	227,856,903
533,500,000	0.490		11/25/16	532,240,940
1,036,150,000	0.485	(a)	12/01/16	1,033,661,801
United States Treasury Floating Rate Notes
7,845,420,000	0.420	(b)	07/31/16	7,845,853,244
5,836,000,000	0.403	(b)	10/31/16	5,835,861,801
5,314,477,000	0.434	(a)(b)	01/31/17	5,315,279,422
1,241,500,000	0.424	(b)	04/30/17	1,241,231,836
775,500,000	0.427	(b)	07/31/17	775,230,586
190,000,000	0.518	(b)	10/31/17	189,988,832
127,500,000	0.540	(b)	04/30/18	127,504,874
United States Treasury Notes
2,467,500,000	0.500	(a)	06/15/16	2,467,735,213
150,000,000	0.500	(a)	06/30/16	150,023,438
550,000,000	1.500	(a)	06/30/16	550,502,415
655,100,000	0.625		07/15/16	655,241,364
171,500,000	0.500		07/31/16	171,493,083
380,000,000	1.500		07/31/16	380,614,226
1,799,540,000	3.250		07/31/16	1,807,348,295
735,150,000	0.625		08/15/16	735,363,994
1,686,250,000	4.875		08/15/16	1,700,908,691
457,750,000	0.500		08/31/16	457,764,856
565,700,000	1.000		08/31/16	566,290,968
1,937,490,000	3.000		08/31/16	1,949,179,264
865,050,000	0.875		09/15/16	865,886,579
443,000,000	0.500		09/30/16	442,973,054
392,200,000	1.000		09/30/16	392,841,761
1,300,300,000	3.000		09/30/16	1,311,200,790
257,500,000	0.625		10/15/16	257,651,869
531,000,000	1.000		10/31/16	532,024,908
365,500,000	3.125		10/31/16	369,444,938
181,500,000	4.625		11/15/16	184,696,459
589,000,000	7.500		11/15/16	607,336,663

TOTAL INVESTMENTS – 102.9%				$53,734,050,734

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.9)%				(1,492,280,707)

NET ASSETS – 100.0%				$52,241,770,027

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2016.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 39.0%
United States Treasury Bills
$4,825,000	0.464%		08/25/16	$ 4,819,817
14,000,000	0.454		09/22/16	13,980,445
16,000,000	0.357		10/20/16	15,978,067
35,000,000	0.362		10/20/16	34,951,335
37,500,000	0.367		10/20/16	37,447,125
53,000,000	0.408		11/03/16	52,908,722
150,000,000	0.490		11/25/16	149,646,000
330,000,000	0.485	(a)	12/01/16	329,207,542
United States Treasury Floating Rate Notes
299,550,000	0.420	(b)	07/31/16	299,570,915
531,750,000	0.434	(b)	01/31/17	531,767,382
459,000,000	0.424	(b)	04/30/17	458,760,216
271,000,000	0.427	(b)	07/31/17	270,893,994
190,000,000	0.518	(b)	10/31/17	189,834,686
840,000,000	0.622	(b)	01/31/18	840,911,591
United States Treasury Notes
417,440,000	3.250		07/31/16	419,244,184
152,350,000	0.625		08/15/16	152,388,424
710,625,000	4.875		08/15/16	716,802,850
129,250,000	0.500		08/31/16	129,247,344
187,800,000	1.000		08/31/16	188,001,009
760,000,000	3.000		08/31/16	764,549,423
348,750,000	0.875		09/15/16	349,083,245
91,800,000	1.000		09/30/16	91,955,520
148,500,000	3.000		09/30/16	149,781,355
47,500,000	0.625		10/15/16	47,524,879
36,000,000	3.125		10/31/16	36,387,516
107,500,000	4.625		11/15/16	109,386,341
65,500,000	7.500		11/15/16	67,537,869

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 6,452,567,796

Repurchase Agreements(c) – 62.2%
Bank of Montreal
$250,000,000	0.330	%(b)(d)	06/07/16	$ 250,000,000
Maturity Value: $250,174,167
Settlement Date: 05/17/16
250,000,000	0.330	(b)(d)	06/07/16	250,000,000
Maturity Value: $250,174,167
Settlement Date: 05/17/16

Shared collateral consisting of U.S. Treasury Bonds, 2.500% to 7.875%, due 02/15/21 to 11/15/45, U.S. Treasury Floating Rate Note, 0.417%, due 07/31/17, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.500%, due 01/15/29 to 02/15/46 and U.S. Treasury Notes, 0.500% to 4.250%, due 04/30/17 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $510,000,115.

350,000,000	0.370	(b)(d)	06/07/16	350,000,000
Maturity Value: $350,435,265
Settlement Date: 03/02/16

Collateralized by U.S. Treasury Bonds, 3.000% to 7.875%, due 02/15/21 to 11/15/45, U.S. Treasury Inflation-Indexed Bonds, 1.750% to 2.500%, due 01/15/28 to 01/15/29, U.S. Treasury Inflation-Indexed Notes, 0.375% to 0.625%, due 01/15/26 to 07/15/25, U.S. Treasury Notes, 0.500% to 2.375%, due 08/31/16 to 12/31/20 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/20. The aggregate market value of the collateral, including accrued interest, was $357,000,042.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Bank of Nova Scotia (The)
$500,000,000	0.406	%(b)(d)	06/07/16	$ 500,000,000
Maturity Value: $501,523,246
Settlement Date: 12/14/15

Collateralized by U.S. Treasury Bonds, 3.125% to 7.500%, due 11/15/24 to 05/15/44, U.S. Treasury Inflation-Indexed Bonds, 2.375% to 3.875%, due 01/15/25 to 04/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.500%, due 07/15/26 to 07/15/22 and U.S. Treasury Notes, 0.500% to 4.625%, due 08/31/16 to 05/15/25. The aggregate market value of the collateral, including accrued interest, was $510,092,146.

750,000,000	0.420	(b)(d)	06/07/16	750,000,000
Maturity Value: $750,805,002
Settlement Date: 03/16/16

Collateralized by U.S. Treasury Bonds, 3.125% to 6.500%, due 11/15/26 to 08/15/44, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.875%, due 01/15/28 to 02/15/45, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.500%, due 07/15/16 to 01/15/24 and U.S. Treasury Notes, 0.625% to 3.625%, due 06/30/16 to 05/15/24. The aggregate market value of the collateral, including accrued interest, was $765,687,268.

BNP Paribas
700,000,000	0.310	(b)(d)	06/01/16	700,000,000
Maturity Value: $700,717,305
Settlement Date: 02/23/16

Collateralized by U.S. Treasury Bill, 0.000%, due 07/21/16, U.S. Treasury Bond, 4.500%, due 02/15/36, U.S. Treasury Inflation-Indexed Bond, 2.500%, due 01/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.500%, due 07/15/16 to 07/15/24 and U.S. Treasury Notes, 0.500% to 2.500%, due 09/30/16 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $714,000,008.

500,000,000	0.340	(b)(d)	06/07/16	500,000,000
Maturity Value: $500,434,442
Settlement Date: 04/06/16

Collateralized by U.S. Treasury Bill, 0.000%, due 07/21/16, U.S. Treasury Bonds, 3.000% to 8.125%, due 08/15/19 to 11/15/45, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/21 to 07/15/25 and U.S. Treasury Notes, 0.750% to 3.375%, due 01/31/18 to 04/30/23. The aggregate market value of the collateral, including accrued interest, was $510,000,090.

500,000,000	0.350	(b)(d)	06/07/16	500,000,000
Maturity Value: $500,447,221
Settlement Date: 04/05/16

Collateralized by U.S. Treasury Bill, 0.000%, due 06/23/16, U.S. Treasury Bonds, 3.000% to 8.875%, due 08/15/17 to 11/15/44, U.S. Treasury Floating Rate Note, 0.414%, due 04/30/17, U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/19 to 11/15/38 and U.S. Treasury Notes, 0.500% to 4.250%, due 09/30/16 to 02/15/26. The aggregate market value of the collateral, including accrued interest, was $510,000,074.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Citigroup Global Markets, Inc.
$52,000,000	0.280%		06/01/16	$ 52,000,000
Maturity Value: $52,000,404

Collateralized by U.S. Treasury Bill, 0.000%, due 06/23/16, U.S. Treasury Bonds, 8.125% to 9.125%, due 05/15/18 to 08/15/19, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 01/15/22 to 07/15/23 and U.S. Treasury Notes, 1.125% to 3.625%, due 02/15/21 to 02/28/21. The aggregate market value of the collateral, including accrued interest, was $53,040,050.

Federal Reserve Bank of New York
1,500,000,000	0.250		06/01/16	1,500,000,000
Maturity Value: $1,500,010,417
Collateralized by U.S. Treasury Bond, 8.500%, due 02/15/20. The market value of the collateral, including accrued interest, was $1,500,010,541.

HSBC Securities (USA) Inc.
50,000,000	0.270		06/01/16	50,000,000
Maturity Value: $50,000,375
Collateralized by U.S. Treasury Bond, 3.000%, due 11/15/44. The market value of the collateral, including accrued interest, was $51,000,539.

J.P. Morgan Securities LLC
35,400,000	0.290		06/01/16	35,400,000
Maturity Value: $35,400,285
Collateralized by U.S. Treasury Note, 2.125%, due 12/31/22. The market value of the collateral, including accrued interest, was $36,110,675.
500,000,000	0.280	(b)(d)	06/07/16	500,000,000
Maturity Value: $501,827,783
Settlement Date: 03/02/15

Collateralized by U.S. Treasury Bills, 0.000%, due 07/28/16 to 02/02/17 and U.S. Treasury Notes, 0.875% to 3.625%, due 03/31/18 to 02/15/26. The aggregate market value of the collateral, including accrued interest, was $510,003,604.

Joint Repurchase Agreement Account I
2,812,000,000	0.287		06/01/16	2,812,000,000
Maturity Value: $2,812,022,448

Merrill Lynch, Pierce, Fenner & Smith, Inc.
54,900,000	0.290		06/01/16	54,900,000
Maturity Value: $54,900,442
Collateralized by U.S. Treasury Note, 2.375%, due 08/15/24. The market value of the collateral, including accrued interest, was $55,998,037.

Societe Generale
150,000,000	0.350	(b)(d)	06/02/16	150,000,000
Maturity Value: $150,090,416
Settlement Date: 04/01/16

Collateralized by U.S. Treasury Bills, 0.000%, due 06/23/16 to 09/22/16, U.S. Treasury Bonds, 4.375% to 9.125%, due 05/15/18 to 11/15/39, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.125%, due 04/15/19 to 01/15/21 and U.S. Treasury Notes, 0.375% to 2.750%, due 10/31/16 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $153,000,081.

500,000,000	0.340	(b)(d)	06/07/16	500,000,000
Maturity Value: $500,297,499
Settlement Date: 04/06/16

Collateralized by U.S. Treasury Bonds, 3.625% to 8.750%, due 08/15/20 to 08/15/43, U.S. Treasury Inflation-Indexed Bonds, 2.000% to 2.375%, due 01/15/25 to 01/15/26, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.125%, due 04/15/20 to 01/15/24, U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/25 and U.S. Treasury Notes, 0.625% to 4.750%, due 12/31/16 to 05/15/24. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Societe Generale – (continued)
$500,000,000	0.350	%(b)(d)	06/07/16	$ 500,000,000
Maturity Value: $500,306,249
Settlement Date: 04/08/16

Collateralized by U.S. Treasury Bill, 0.000%, due 06/23/16, U.S. Treasury Bonds, 2.500% to 8.750%, due 02/15/20 to 02/15/45, U.S. Treasury Floating Rate Note, 0.417%, due 07/31/17, U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed Notes, 0.625% to 2.625%, due 07/15/17 to 07/15/21, U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/25 and U.S. Treasury Notes, 0.875% to 4.500%, due 01/31/17 to 08/15/24. The aggregate market value of the collateral, including accrued interest, was $509,999,999.

Wells Fargo Securities LLC
325,000,000	0.400	(e)	07/12/16	325,000,000
Maturity Value: $325,328,611
Settlement Date: 04/12/16
Collateralized by U.S. Treasury Notes, 1.375% to 3.125%, due 09/30/16 to 01/31/23. The aggregate market value of the collateral, including accrued interest, was $331,500,026.

TOTAL REPURCHASE AGREEMENTS				$10,279,300,000

TOTAL INVESTMENTS – 101.2%				$16,731,867,796

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%				(202,110,091)

NET ASSETS – 100.0%				$16,529,757,705

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2016.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2016. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	Securities have been determined to be illiquid by the Investment Adviser. At May 31, 2016, these securities amounted to $325,000,000 or approximately 2.0% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 46.7%
United States Treasury Bills
$700,000	0.173%		06/02/16	$ 699,997
1,775,000	0.464		08/25/16	1,773,093
18,900,000	0.454		09/22/16	18,873,600
11,250,000	0.357		10/20/16	11,234,578
25,000,000	0.362		10/20/16	24,965,240
29,750,000	0.367		10/20/16	29,708,053
39,900,000	0.408		11/03/16	39,831,283
9,500,000	0.490		11/25/16	9,477,580
195,000,000	0.485	(a)	12/01/16	194,531,729
United States Treasury Floating Rate Notes
313,000,000	0.420	(b)	07/31/16	313,021,722
335,000,000	0.403	(b)	10/31/16	335,018,344
328,500,000	0.434	(b)	01/31/17	328,554,165
33,200,000	0.424	(b)	04/30/17	33,199,107
793,500,000	0.427	(b)	07/31/17	793,116,936
148,500,000	0.518	(b)	10/31/17	148,387,841
131,000,000	0.622	(b)	01/31/18	131,191,921
22,500,000	0.540	(b)	04/30/18	22,500,860
United States Treasury Notes
213,320,000	3.250		07/31/16	214,246,172
183,100,000	0.625		08/15/16	183,150,672
337,725,000	4.875		08/15/16	340,687,460
95,250,000	0.500		08/31/16	95,248,273
245,500,000	1.000		08/31/16	245,739,231
440,700,000	3.000		08/31/16	443,309,240
240,750,000	0.875		09/15/16	240,981,261
71,400,000	1.000		09/30/16	71,520,629
221,250,000	3.000		09/30/16	223,109,057
30,000,000	0.625		10/15/16	30,015,713
17,500,000	3.125		10/31/16	17,688,272
79,500,000	4.625		11/15/16	80,895,050
58,000,000	7.500		11/15/16	59,804,525

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 4,682,481,604

Repurchase Agreements(c) – 50.8%
Federal Reserve Bank of New York
$5,100,000,000	0.250%		06/01/16	$ 5,100,000,000
Maturity Value: $5,100,035,417

Collateralized by U.S. Treasury Bond, 6.125%, due 08/15/29 and U.S. Treasury Notes, 1.250% to 3.625%, due 10/31/18 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $5,100,035,496.

TOTAL INVESTMENTS – 97.5%				$ 9,782,481,604

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%				247,578,548

NET ASSETS – 100.0%				$10,030,060,152

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2016.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2016.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.0%
California – 12.7%
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1997 L-5
$100,000	0.370%	06/07/16	$ 100,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 C
140,000	0.360	06/07/16	140,000
California Statewide Communities Development Authority VRDN RB Refunding for Kaiser Permanente Series 2003 D (Kaiser Permanente, LIQ)
140,000	0.360	06/07/16	140,000

			380,000

Connecticut – 3.3%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2
100,000	0.250	06/01/16	100,000

Delaware – 4.7%
University of Delaware VRDN RB Refunding Series 2005 (TD Bank N.A., SPA)
140,000	0.370	06/01/16	140,000

Florida – 4.7%
Jacksonville Electric Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-1 RMKT (State Street Bank & Trust Co., SPA)
140,000	0.400	06/07/16	140,000

Massachusetts – 8.0%
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System Series 2003 D-5
100,000	0.320	06/01/16	100,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinate General Series 2008 E (JPMorgan Chase Bank N.A., SPA)
140,000	0.420	06/07/16	140,000

			240,000

New York – 17.3%
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Subordinate Series 2015 Subseries A-4 (Mizuho Bank, Ltd., SPA)
140,000	0.330	06/01/16	140,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (FNMA, LIQ)
100,000	0.410	06/07/16	100,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2003 4V RMKT (Bank of America N.A., SPA)
140,000	0.430	06/07/16	140,000
New York State Power Authority CP Series 2016-2 (JPMorgan Chase Bank N.A., TD Bank N.A., State Street Bank & Trust, and Wells Fargo Bank N.A., LOC)
140,000	0.470	06/02/16	140,000

			520,000

North Carolina – 14.0%
City of Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Wells Fargo Bank N.A. SPA)
140,000	0.370	06/07/16	140,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B
140,000	0.400	06/07/16	140,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 B
140,000	0.400	06/07/16	140,000

			420,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Ohio – 3.3%
Ohio Higher Educational Facility Commission VRDN RB Refunding for Cleveland Clinic Health System Series 2013 B-1 (Wells Fargo Bank N.A., LIQ)
$100,000	0.340%	06/01/16	$ 100,000

Oregon – 4.7%
State of Oregon GO VRDN for Veterans’ Welfare Series 2007 87C RMKT (U.S. Bank N.A., SPA)
140,000	0.350	06/01/16	140,000

Texas – 22.0%
Austin Independent School District CP Series 2016 A (Mizuho Corporate Bank, LOC)
140,000	0.480	06/07/16	140,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Memorial Hermann Health System Series 2013 C
100,000	0.410	06/07/16	100,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital Series 2008 Subseries C-1 RMKT
140,000	0.360	06/01/16	140,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB for ExxonMobil Project Series 2010 (GTY AGMT - Exxon Mobil Corp.)
140,000	0.320	06/01/16	140,000
University of Texas System (The) VRDN RB Refunding Financing System Series 2008 (The University of Texas Investment Management Co., LIQ)
140,000	0.360	06/07/16	140,000

			660,000

Washington – 4.3%
County of King Multi-Modal Limited Tax GO VRDN Series 2010 B (State Street Bank & Trust Co., SPA)
130,000	0.400	06/07/16	130,000

TOTAL INVESTMENTS – 99.0%			$2,970,000

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			30,795

NET ASSETS – 100.0%			$3,000,795

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
COPS	— Certificates of Participation
CP	— Commercial Paper
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2016, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$615,300,000	$615,304,912	$627,606,378
Money Market	147,400,000	147,401,177	150,348,091
Prime Obligations	140,600,000	140,601,122	143,412,086
Treasury Obligations	2,812,000,000	2,812,022,448	2,868,241,727

REPURCHASE AGREEMENTS — At May 31, 2016, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations	Treasury Obligations
Bank of Nova Scotia (The)	0.280%	$15,153,541	$3,630,151	$3,462,681	$69,253,627
BNP Paribas Securities Corp.	0.290	159,650,418	38,245,525	36,481,145	729,622,911
Citigroup Global Markets, Inc.	0.280	54,652,114	13,092,348	12,488,359	249,767,179
Credit Agricole Corporate and Investment Bank	0.280	91,086,857	21,820,580	20,813,932	416,278,631
Credit Suisse Securities (USA) LLC	0.290	41,403,117	9,918,445	9,460,878	189,217,560
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.290	38,057,745	9,117,035	8,696,439	173,928,781
Wells Fargo Securities LLC	0.290	215,296,208	51,575,916	49,196,566	983,931,311
TOTAL		$615,300,000	$147,400,000	$140,600,000	$2,812,000,000

At May 31, 2016, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	06/16/16 to 11/03/16
U.S. Treasury Bonds	2.500 to 9.125	05/15/17 to 05/15/46
U.S. Treasury Floating Rate Notes	0.414 to 0.508	04/30/17 to 10/31/17
U.S. Treasury Inflation-Indexed Bonds	0.625 to 3.375	01/15/26 to 02/15/44
U.S. Treasury Inflation-Indexed Notes	0.125 to 2.625	07/15/16 to 01/15/26
U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/27 to 05/15/34
U.S. Treasury Notes	0.500 to 4.875	06/30/16 to 05/15/26
U.S. Treasury Principal-Only Stripped Security	0.000	08/15/27

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2016, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
California	$19,000,000	$19,000,162	$19,531,755
Government	7,920,700,000	7,920,767,434	8,142,377,283
Money Market	376,000,000	376,003,201	386,523,143
Prime Obligations	286,000,000	286,002,435	294,004,306

REPURCHASE AGREEMENTS — At May 31, 2016, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	California	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	0.330%	$540,295	$225,237,445	$10,692,146	$8,132,856
Bank of America, N.A.	0.310	1,080,589	450,474,890	21,384,292	16,265,711
BNP Paribas Securities Corp.	0.310	5,964,852	2,486,621,396	118,041,290	89,786,726
Citigroup Global Markets, Inc.	0.300	716,431	298,664,852	14,177,785	10,784,166
Credit Agricole Corporate and Investment Bank	0.300	5,402,946	2,252,374,453	106,921,458	81,328,556
TD Securities (USA) LLC	0.300	1,620,884	675,712,336	32,076,437	24,398,567
Wells Fargo Securities LLC	0.310	3,674,003	1,531,614,628	72,706,592	55,303,418
TOTAL		$19,000,000	$7,920,700,000	$376,000,000	$286,000,000

At May 31, 2016, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	1.650 to 1.875%	03/01/21 to 04/12/22
Federal Home Loan Bank	0.000 to 0.526	06/09/16 to 11/15/17
Federal Home Loan Mortgage Corp.	0.750 to 7.500	02/22/17 to 12/01/47
Federal National Mortgage Association	0.875 to 9.000	10/26/17 to 06/01/46
Government National Mortgage Association	3.000 to 8.000	04/15/30 to 05/20/46
U.S. Treasury Bills	0.000	07/21/16 to 03/02/17
U.S. Treasury Bonds	2.500 to 9.125	05/15/18 to 05/15/46
U.S. Treasury Inflation-Indexed Notes	0.125 to 2.125	04/15/17 to 07/15/22
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/17 to 02/15/43
U.S. Treasury Notes	0.500 to 4.625	08/31/16 to 05/15/26
U.S. Treasury Principal-Only Stripped Securities	0.000	11/15/21 to 11/15/44

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Rule 2a-7 Procedures (“Procedures”) that govern the valuation of the portfolio investments held by the Funds at amortized cost. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Procedures.

As of May 31, 2016, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails or guarantor to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Exempt Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, geographic region or sector subjecting them to possible risks associated with an adverse economic, business or political development affecting that state, region or sector. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 25.2%
3,700	SPDR S&P 500 ETF Trust (Cost $777,305)	$ 777,296

TOTAL INVESTMENTS – 25.2% (Cost $777,305)		$ 777,296

OTHER ASSETS IN EXCESS OF LIABILITIES – 74.8%		2,306,713

NET ASSETS – 100.0%		$3,084,009

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Currency Abbreviations
AUD	— Australian Dollar
GBP	— British Pound
NZD	— New Zealand Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Gain

UBS AG (London)	AUD 20,000	USD 14,428	$14,442	06/23/16	$13
	NZD 20,000	USD 13,494	13,515	06/23/16	21

TOTAL					$34

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Loss

Deutsche Bank AG	USD 28,944	GBP 20,000	28,972	06/23/16	$(28)

FUTURES CONTRACTS — At May 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

20 Year U.S. Treasury Bonds	5	September 2016	$816,562	$(9)

WRITTEN OPTIONS CONTRACTS — For the period ended May 31, 2016 the Fund had following written options:

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Deutsche Bank AG (Premium received $15,840)	Put - S&P 500 Index	$11	07/15/16	2,005%	$(15,620)

OPTIONS ON EQUITIES

	Contracts	Premiums Received

Contracts Outstanding May 31, 2015	$—	$—

Contracts Written	11	15,480
Contracts Bought to Close	—	—
Contracts Expired	—	—

Contracts Outstanding May 31, 2016	$11	$15,840

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$777,305

Gross unrealized gain	—
Gross unrealized loss	(9)

Net unrealized security loss	$(9)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in exchange traded funds are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Option Contracts — When the Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of May 31, 2016:

STRATEGIC FACTOR ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Fund	$777,296	$—	$—
Total	$777,296	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$34	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(28)	$—
Futures Contracts	(9)	—	—
Written Options Contracts	—	(15,620)	—
Total	$(9)	$(15,648)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Fund[s] investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund[s]. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives also can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 28.4%
Albion Capital LLC
$250,000	0.479%	06/21/16	$ 249,935
BNZ International Funding Ltd.
250,000	0.849	08/16/16	249,562
CAFCO LLC
250,000	0.818	08/10/16	249,611
CRC Funding LLC
250,000	0.818	08/01/16	249,661
Dexia Credit Local
250,000	0.705	08/12/16	249,655
DNB Bank ASA
250,000	0.700	07/11/16	249,810
Kaiser Foundation Hospitals
250,000	0.653	08/19/16	249,649
Kells Funding LLC
250,000	0.602	08/17/16	249,685
Regency Markets No. 1 LLC
250,000	0.448	06/15/16	249,957
Thunder Bay Funding Inc.
250,000	0.767	07/08/16	249,807
Westpac Banking Corp.
350,000	0.839	08/01/16	349,514

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 2,846,846

Certificate of Deposit-Eurodollar – 2.5%
Credit Industriel ET Commercial
$250,000	0.790%	07/05/16	$ 250,004

Certificates of Deposit-Yankeedollar – 15.0%
Banco Del Estado De Chile
$250,000	0.800%	08/01/16	$ 250,000
DZ Bank AG
250,000	0.750	07/29/16	250,000
Mitsubishi UFJ Trust & Banking Corp.
250,000	0.870	07/14/16	250,026
National Bank of Kuwait
250,000	0.800	06/03/16	250,000
Sumitomo Mitsui Banking Corp.
250,000	0.850	06/09/16	250,006
UBS AG
250,000	0.670	06/03/16	250,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$ 1,500,032

Variable Rate Obligations(a) – 13.7%
Bank of Montreal
$250,000	1.148%	07/15/16	$ 250,112
Bank of Nova Scotia (The)
370,000	1.148	07/15/16	370,137
Credit Suisse AG
250,000	0.869	08/02/16	250,000
Fairway Finance Co., LLC
250,000	0.779 (b)	08/01/16	250,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
Wells Fargo Bank N.A.
$250,000	0.783%	06/02/16	$ 250,000

TOTAL VARIABLE RATE OBLIGATIONS			$ 1,370,249

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$ 5,967,131

Repurchase Agreements(c) – 40.0%
Joint Repurchase Agreement Account III
$4,000,000	0.306%	06/01/16	$ 4,000,000
Maturity Value: $4,000,034

TOTAL INVESTMENTS – 99.6%			$ 9,967,131

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			45,495

NET ASSETS – 100.0%			$ 10,012,626

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2016.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed to be liquid by the Investment Adviser. At May 31, 2016, these securities amounted to $250,000 or approximately 2.5% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2016. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.4%
Alabama – 2.7%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2014 C
$50,000,000	0.370%	06/01/16	$ 50,000,000
East Alabama Health Care Authority VRDN RB Refunding Series 2012 B
15,000,000	0.420	06/07/16	15,000,000
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2007 C RMKT
11,500,000	0.450	06/07/16	11,500,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co.Project Series 1998 RMKT
17,290,000	0.450	06/07/16	17,290,000

			93,790,000

Alaska – 0.2%
City of Valdez Marine Terminal VRDN RB Refunding for ExxonMobil Corp. Project Series 2001 (GTY AGMT - Exxon Mobil Corp.)
8,000,000	0.340	06/01/16	8,000,000

Arizona – 3.6%
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2015 B (Bank of Tokyo-Mitsubishi UFJ, LOC)
9,000,000	0.410	06/07/16	9,000,000
Arizona Health Facilities Authority VRDN RB Refunding for Banner Health Series 2008 G (Wells Fargo Bank N.A., LOC)
9,000,000	0.410	06/07/16	9,000,000
City of Phoenix IDA Health Care Facilities VRDN RB for Mayo Clinic Series 2014 A (Bank of America N.A., SPA) (GTY AGMT - Mayo Clinic)
46,600,000	0.310	06/01/16	46,600,000
City of Phoenix IDA Health Care Facilities VRDN RB for Mayo Clinic Series 2014 B (Wells Fargo Bank N.A., SPA) (GTY AGMT - Mayo Clinic)
50,885,000	0.290	06/01/16	50,885,000
County of Maricopa IDA Senior Living Facilities VRDN RB Refunding for Christian Care Apartments, Inc. Project Series 2005 A (FNMA) (FNMA, LIQ)
9,915,000	0.400	06/07/16	9,915,000

			125,400,000

California – 8.4%
ABAG Finance Authority for Non-Profit Corporations VRDN RB for Lakeside Village Apartments Series 2011 A (FHLMC, LIQ)
5,500,000	0.400	06/07/16	5,500,000
California Health Facilities Financing Authority CP for Kaiser Permanente Series 2016 E
28,000,000	0.500	06/06/16	28,000,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 B
2,050,000	0.420	06/07/16	2,050,000
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 C (Northern Trust Co., LOC)
2,185,000	0.290	06/01/16	2,185,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2016 K
2,000,000	0.260	06/01/16	2,000,000
California Statewide Communities Development Authority VRDN RB Refunding for Kaiser Permanente Series 2003 B (GTY AGMT - Kaiser Permanente)
7,100,000	0.360	06/07/16	7,100,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)(FNMA, LIQ)
16,335,000	0.400	06/07/16	16,335,000
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2001 Subseries B-6 RMKT (Bank of Montreal, SPA)
19,600,000	0.270	06/01/16	19,600,000
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2002 Subseries A-1 RMKT (Bank of America N.A., SPA)
18,400,000	0.280	06/01/16	18,400,000
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2002 Subseries A-2 RMKT (Citibank N.A., SPA)
21,110,000	0.280	06/01/16	21,110,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2002 Subseries A-3 RMKT (Citibank N.A., SPA)
$18,000,000	0.270%	06/01/16	$ 18,000,000
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2002 Subseries A-5 RMKT (Citibank N.A., SPA)
29,400,000	0.280	06/01/16	29,400,000
Los Angeles Department of Water & Power Waterworks VRDN RB Refunding Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
18,350,000	0.380	06/07/16	18,350,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C RMKT (FNMA) (FNMA, LIQ)
7,390,000	0.390	06/07/16	7,390,000
State of California GO VRDN Floating Series 2003 A-2 RMKT (Bank of Montreal, LOC)
7,810,000	0.270	06/01/16	7,810,000
State of California GO VRDN Floating Series 2003 B-1 RMKT (Bank of America N.A., LOC)
15,000,000	0.390	06/07/16	15,000,000
State of California GO VRDN Floating Series 2003 B-3-RMKT (Bank of America N.A., LOC)
15,000,000	0.390	06/07/16	15,000,000
State of California GO VRDN Refunding for Kindergarten-University Public Education Facilities Series 2004 A-4 RMKT (Citibank N.A., LOC)
10,800,000	0.270	06/01/16	10,800,000
State of California GO VRDN Refunding for Kindergarten-University Public Education Facilities Series 2004 B-3 RMKT (Citibank N.A., LOC)
6,405,000	0.250	06/01/16	6,405,000
State of California GO VRDN Refunding Series 2005 A Subseries A-1-2 RMKT (Royal Bank of Canada, LOC)
10,750,000	0.370	06/07/16	10,750,000
State of California GO VRDN Refunding Series 2005 B Subseries B-2 REMK (Bank of Tokyo-Mitsubishi UFJ, LOC)
2,600,000	0.380	06/07/16	2,600,000
The Regents of the University of California VRDN RB Refunding General Series 2013 AL-2
22,000,000	0.390	06/07/16	22,000,000
The Regents of the University of California VRDN RB Refunding General Series 2013 AL-3
4,000,000	0.390	06/07/16	4,000,000

			289,785,000

Colorado – 1.9%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Refunding Series 2004 A RMKT (Bank of America N.A., SPA)
14,075,000	0.400	06/07/16	14,075,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 B (Wells Fargo Bank N.A., LIQ)
25,500,000	0.420	06/07/16	25,500,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 D (Wells Fargo Bank N.A., LIQ)
25,000,000	0.410	06/07/16	25,000,000

			64,575,000

Connecticut – 1.3%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2009 Subseries A-1 (JPMorgan Chase Bank N.A., SPA)
16,025,000	0.380	06/01/16	16,025,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2011 Subseries E-3 (Bank of Tokyo-Mitsubishi UFJ, SPA)
13,850,000	0.400	06/07/16	13,850,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, SPA)
10,000,000	0.400	06/07/16	10,000,000

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Connecticut – (continued)
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2014 Subseries C-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
$5,500,000	0.400%	06/07/16	$ 5,500,000

			45,375,000

Delaware – 1.9%
Delaware State Health Facilities Authority VRDN RB Refunding for Christiana Care Health Services, Inc. Series 2008 A
6,065,000	0.360	06/01/16	6,065,000
Delaware State Health Facilities Authority VRDN RB Refunding for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.400	06/07/16	16,475,000
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)
28,740,000	0.330	06/01/16	28,740,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)
14,365,000	0.370	06/01/16	14,365,000

			65,645,000

District of Columbia – 0.1%
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)
5,000,000	0.390	06/07/16	5,000,000

Florida – 1.1%
City of Gainesville Utilities System VRDN RB Refunding Series 2012 B RMKT (Sumitomo Mitsui Banking Corp., LOC)
22,970,000	0.420	06/07/16	22,970,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
13,750,000	0.400	06/07/16	13,750,000

			36,720,000

Georgia – 0.7%
Municipal Electric Authority of Georgia VRDN RB Refunding Series 1985 Sub Gen-C RMKT (TD Bank N.A., LOC)
17,475,000	0.370	06/07/16	17,475,000
Private Colleges & Universities Authority CP for Emory University Series 2016
1,417,000	0.530	06/01/16	1,417,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 C-4 RMKT
6,125,000	0.380	06/07/16	6,125,000

			25,017,000

Illinois – 2.4%
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-C Convertible (Wells Fargo Bank N.A., SPA)
20,445,000	0.350	06/01/16	20,445,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B
7,554,000	0.440	06/07/16	7,554,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 Subseries C RMKT
25,300,000	0.390	06/07/16	25,300,000
Illinois State Finance Authority VRDN RB Refunding for Advocate Health Care Series 2008 Subseries C3A (Northern Trust Co., SPA)
20,000,000	0.550	06/07/16	20,000,000
Joliet Regional Port District Marine Term Revenue VRDN RB Refunding for ExxonMobil Project Series 1989
10,615,000	0.340	06/01/16	10,615,000

			83,914,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Indiana – 3.0%
Indiana Finance Authority Hospital VRDN RB Refunding for Indiana University Health Series 2016 B (BMO Harris Bank N.A., LOC)
$4,550,000	0.400%	06/07/16	$ 4,550,000
Indiana Finance Authority Hospital VRDN RB Refunding for Indiana University Health Series 2016 C (BMO Harris Bank N.A., LOC)
4,000,000	0.390	06/07/16	4,000,000
Indiana Finance Authority VRDN RB Refunding for Ascension Health Senior Credit Group Series 2008 E-7 Convertible
16,000,000	0.410	06/07/16	16,000,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Subordinate Credit Group Series 2005 A-2 RMKT
13,585,000	0.400	06/07/16	13,585,000
University of Purdue VRDN COPS Series 2011 A
32,185,000	0.400	06/07/16	32,185,000
University of Purdue VRDN RB for Student Facilities System Series 2004 A
10,325,000	0.380	06/07/16	10,325,000
University of Purdue VRDN RB for Student Facilities System Series 2007 C
22,520,000	0.400	06/07/16	22,520,000

			103,165,000

Iowa – 0.4%
Iowa Finance Authority RB Refunding for Trinity Health Series 2000 D
14,150,000	0.400	06/07/16	14,150,000

Louisiana – 3.8%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2010 B
101,815,000	0.340	06/01/16	101,815,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2011
14,718,000	0.340	06/01/16	14,718,000
East Baton Rouge Parish Pollution Control VRDN RB Refunding for ExxonMobil Project Series 1989 RMKT
13,215,000	0.320	06/01/16	13,215,000

			129,748,000

Maryland – 0.1%
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Institute Project Series 2008 B
3,450,000	0.390	06/07/16	3,450,000

Massachusetts – 9.4%
Commonwealth of Massachusetts (The) GO VRDN Consolidated Loan Refunding Series 2006 A RMKT (Wells Fargo Bank N.A., SPA)
53,830,000	0.320	06/01/16	53,830,000
Commonwealth of Massachusetts (The) GO VRDN for Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Series 2000 B RMKT (Bank of America N.A, SPA)
63,590,000	0.320	06/01/16	63,590,000
Massachusetts Health & Educational Facilities Authority CP for President and Fellows of Harvard College Series 2016
20,101,000	0.410	06/01/16	20,101,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y
31,100,000	0.410	06/07/16	31,100,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Wells Fargo Bank N.A., SPA)
40,400,000	0.340	06/01/16	40,400,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
6,000,000	0.370	06/01/16	6,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Harvard University Series 1999 R
32,115,000	0.250	06/01/16	32,115,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Tufts University Series 2008 N-1 RMKT (U.S. Bank N.A., SPA)
67,280,000	0.330	06/01/16	67,280,000

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – (continued)
University of Massachusetts Building Authority Project VRDN RB Senior Series 2008-1 RMKT (Barclays Bank PLC, SPA)
$9,600,000	0.410%	06/07/16	$ 9,600,000

			324,016,000

Michigan – 3.6%
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 A
425,000	5.000	07/01/16	426,590
Michigan Finance Authority VRDN RB Refunding for Hospital Project Ascension Senior Credit Group Series 2016 E-2
10,000,000	0.400	06/07/16	10,000,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Credit Group Series 2005 E
6,855,000	0.380	06/07/16	6,855,000
Regents of the University of Michigan VRDN RB Refunding General Series 2008 A (Wells Fargo Bank N.A., SPA)
27,880,000	0.310	06/01/16	27,880,000
Regents of the University of Michigan VRDN RB Refunding General Series 2012 B (Northern Trust Co. SPA)
33,415,000	0.280	06/01/16	33,415,000
Regents of the University of Michigan VRDN RB Refunding General Series 2012 D-1
28,005,000	0.300	06/01/16	28,005,000
Regents of the University of Michigan VRDN RB Series 2012 D-2
16,415,000	0.380	06/07/16	16,415,000

			122,996,590

Minnesota – 0.1%
Minnesota Higher Education Facilities Authority VRDN RB Refunding for Carleton College Series 2005 Six D (JPMorgan Chase Bank N.A., SPA)
4,360,000	0.460	06/07/16	4,360,000

Mississippi - 4.9%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT - Chevron Corp.)
50,810,000	0.350	06/01/16	50,810,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 E (GTY AGMT - Chevron Corp.)
25,000,000	0.350	06/01/16	25,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT - Chevron Corp.)
59,950,000	0.350	06/01/16	59,950,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 C (GTY AGMT - Chevron Corp.)
11,700,000	0.340	06/01/16	11,700,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 E (GTY AGMT - Chevron Corp.)
20,000,000	0.350	06/01/16	20,000,000

			167,460,000

Missouri - 2.4%
Curators of the University of Missouri System Facilities VRDN RB Refunding Series 2007 B
5,435,000	0.390	06/07/16	5,435,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A RMKT (Northern Trust Co., SPA)
12,400,000	0.350	06/01/16	12,400,000
Missouri Development Finance Board Cultural Facilities VRDN RB Refunding for Nelson Gallery Foundation Series 2008 A RMKT (Northern Trust Co., SPA)
25,400,000	0.350	06/01/16	25,400,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2005 B RMKT
18,400,000	0.410	06/07/16	18,400,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2008 B RMKT (BJC Health System, LIQ)
$19,800,000	0.380%	06/07/16	$ 19,800,000

			81,435,000

Multi-State – 1.6%
Federal Home Loan Mortgage Corp. VRDN RB for Multi-Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)
15,735,000	0.430	06/07/16	15,735,000
Federal Home Loan Mortgage Corp. VRDN RB for Multi-Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)
22,855,000	0.420	06/07/16	22,855,000
Federal Home Loan Mortgage Corp. VRDN RB for Multi-Family Variable Rate Certificates Series 2015-M033 Class A (FHLMC, LIQ)
10,500,000	0.420	06/07/16	10,500,000
Nuveen AMT-Free Municipal Income Fund VRDP Series 2013-2-1309 (Citibank N.A., LIQ)(a)
4,500,000	0.480	06/07/16	4,500,000

			53,590,000

Nevada – 0.3%
State of Nevada Unemployment Compensation Fund RB Refunding Series 2013
9,390,000	5.000	06/01/16	9,390,000

New Hampshire – 0.2%
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2003 RMKT (U.S. Bank N.A., SPA)
2,150,000	0.380	06/07/16	2,150,000
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B RMKT (The Bank of New York Mellon, SPA)
6,135,000	0.330	06/01/16	6,135,000

			8,285,000

New Jersey – 0.5%
New Jersey Housing & Mortgage Finance Agency Multi-Family Conduit VRDN RB for Lincoln Towers Project Series 2015 E
7,000,000	0.480	09/01/16	7,000,000
Rutgers The State University of New Jersey CP Series 2016 A (Wells Fargo Bank N.A., LIQ)
9,213,000	0.450	06/01/16	9,213,000

			16,213,000

New Mexico – 0.1%
Regents of the University of New Mexico (The) VRDN RB Refunding Subordinate Lien System Series 2003 B RMKT (U.S. Bank N.A., SPA)
1,510,000	0.390	06/07/16	1,510,000
Regents of the University of New Mexico (The) VRDN RB Subordinate Lien System Improvement Series 2001 RMKT (U.S. Bank N.A., SPA)
2,265,000	0.390	06/07/16	2,265,000

			3,775,000

New York – 12.0%
County of Nassau IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
29,200,000	0.280	06/01/16	29,200,000
Metropolitan Transportation Authority VRDN RB Series 2005 Subseries E-1 RMKT (Bank of Montreal, LOC)
2,500,000	0.350	06/01/16	2,500,000
Metropolitan Transportation Authority VRDN RB Series 2015 Subseries E-5 (U.S. Bank N.A., LOC)
1,100,000	0.350	06/01/16	1,100,000
New York City GO VRDN Refunding Series 2008 Subseries J-5 (Bank of America N.A., SPA)
38,905,000	0.380	06/01/16	38,905,000

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City GO VRDN Refunding Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen Girozentrale, LOC)
$15,580,000	0.390%	06/01/16	$ 15,580,000
New York City GO VRDN Series 2003 Subseries A-3 (Morgan Stanley Bank, LOC)
10,000,000	0.460	06/07/16	10,000,000
New York City GO VRDN Series 2005 Subseries F-3 (Sumitomo Mitsui Banking Corp., LOC)
9,600,000	0.410	06/07/16	9,600,000
New York City GO VRDN Series 2006-I Subseries I-3 (Bank of America N.A., LOC)
11,600,000	0.360	06/01/16	11,600,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (FNMA, LIQ)
16,500,000	0.400	06/07/16	16,500,000
New York City Housing Development Corp. MF Hsg. VRDN RB for Bruckner by the Bridge Series 2008 A RMKT (FHLMC, LIQ)
22,900,000	0.410	06/07/16	22,900,000
New York City Housing Development Corp. MF Hsg. VRDN RB for The Balton Series 2009 A (FHLMC, LIQ)
11,700,000	0.430	06/07/16	11,700,000
New York City Municipal Water Finance Authority VRDN RB CP Series 2016-1 (JPMorgan Chase Bank N.A., LOC)
20,000,000	0.530	06/02/16	20,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2012 Subseries B-2 (California Public Employees Retirement System, SPA)
2,100,000	0.350	06/01/16	2,100,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2013 Subseries AA-6 (Mizuho Bank, Ltd., SPA)
4,900,000	0.380	06/01/16	4,900,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2014 Subseries BB-1 (Bank of America N.A., SPA)
12,665,000	0.380	06/01/16	12,665,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2015 Subseries AA-3 (Royal Bank of Canada, SPA)
6,000,000	0.350	06/01/16	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-2 (Landesbank Hessen-Thueringen Girozentrale, SPA)
1,500,000	0.390	06/01/16	1,500,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 Subseries A-1 (JPMorgan Chase Bank N.A., SPA)
90,000	0.420	06/07/16	90,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-6 (State Street Bank & Trust Co., SPA)
600,000	0.350	06/01/16	600,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2013 Subseries A-4 (Wells Fargo Bank N.A., SPA)
5,800,000	0.330	06/01/16	5,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2015 Subseries A-5 (Royal Bank of Canada, SPA)
5,000,000	0.350	06/01/16	5,000,000
New York City Transitional Finance Authority VRDN RB Refunding for Future Tax Secured Series 2001 C RMKT (PNC Bank N.A., SPA)
1,500,000	0.360	06/01/16	1,500,000
New York City Transitional Finance Authority VRDN RB Refunding for Future Tax Secured Series 2002 Subseries C-5 (Bank of America N.A., SPA)
22,000,000	0.380	06/01/16	22,000,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA) (FNMA, LIQ)
9,000,000	0.430	06/07/16	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (FNMA, LIQ)
5,000,000	0.410	06/07/16	5,000,000
New York State Housing Finance Agency VRDN RB for Shore Hill Housing Series 2008 A (FHLMC, LIQ)
19,500,000	0.400	06/07/16	19,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 A RMKT (FHLMC, LIQ)
$25,200,000	0.410%	06/07/16	$ 25,200,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA) (FNMA, LIQ)
19,000,000	0.400	06/07/16	19,000,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2003 4V RMKT (Bank of America N.A., SPA)
4,000,000	0.430	06/07/16	4,000,000
New York State Power Authority CP Series 2016-2 (JPMorgan Chase Bank N.A., TD Bank N.A., State Street Bank & Trust, and Wells Fargo Bank N.A., LOC)
38,115,000	0.470	06/02/16	38,115,000
Northport-East Northport Union Free School District GO TANS Series 2015 (State Aid Withholding)
32,500,000	2.000	06/27/16	32,538,069
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2001 C RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
11,700,000	0.410	06/07/16	11,700,000

			415,793,069

North Carolina – 4.5%
Charlotte-Mecklenburg Hospital Authority VRDN RB Refunding for Carolinas HealthCare System Series 2005 D RMKT (U.S. Bank N.A., LOC)
12,650,000	0.320	06/01/16	12,650,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 A RMKT (Bank of America N.A., SPA)
13,475,000	0.400	06/07/16	13,475,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 B RMKT (Bank of America N.A., SPA)
15,240,000	0.400	06/07/16	15,240,000
North Carolina Capital Facilities Finance Agency VRDN RB Refunding for Wake Forest University Series 2004 A
19,020,000	0.380	06/07/16	19,020,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1992 A
11,710,000	0.380	06/07/16	11,710,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (Royal Bank of Canada, LOC)
18,700,000	0.400	06/07/16	18,700,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 B
12,160,000	0.400	06/07/16	12,160,000
University of North Carolina Hospital at Chapel Hill VRDN RB Refunding Series 2001 A RMKT (Landesbank Hessen-Thueringen, SPA)
29,410,000	0.350	06/01/16	29,410,000
University of North Carolina Hospital at Chapel Hill VRDN RB Series 2001 B RMKT (Landesbank Hessen-Thueringen, SPA)
23,650,000	0.350	06/01/16	23,650,000

			156,015,000

Ohio – 5.8%
Allen County Hospital Facilities VRDN RB for Catholic Health Partner Series 2012 B
10,000,000	0.420	06/07/16	10,000,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D RMKT (The Bank of New York Mellon, SPA)
18,120,000	0.400	06/07/16	18,120,000
Ohio Higher Educational Facility Commission VRDN RB Refunding for Cleveland Clinic Health System Series 2008 B-4 RMKT (Barclays Bank PLC, SPA)
37,050,000	0.340	06/01/16	37,050,000
Ohio Higher Educational Facility Commission VRDN RB Refunding for Cleveland Clinic Health System Series 2013 B-1 (Wells Fargo Bank N.A., LIQ)
8,850,000	0.340	06/01/16	8,850,000
Ohio State University VRDN RB Refunding Series 1999 B
9,840,000	0.400	06/07/16	9,840,000
Ohio State University VRDN RB Refunding Series 2010 E
27,300,000	0.400	06/07/16	27,300,000
Ohio State University VRDN RB Series 2001
17,700,000	0.400	06/07/16	17,700,000

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio State University VRDN RB Series 2005 B
$7,000,000	0.400%	06/07/16	$ 7,000,000
Ohio State University VRDN RB Series 2014 B-1
11,000,000	0.400	06/07/16	11,000,000
Ohio State University VRDN RB Series 2014 B-2
12,500,000	0.380	06/07/16	12,500,000
Ohio Water Development Authority Water Pollution Control VRDN RB for Loan Fund Series 2016 A (BMO Harris Bank, N.A., LIQ)
21,000,000	0.420	06/07/16	21,000,000
State of Ohio GO for Common Schools Series 2015 B
5,000,000	2.000	06/15/16	5,003,396
State of Ohio GO VRDN for Common Schools Series 2006 C
700,000	0.390	06/07/16	700,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2004 A
14,800,000	0.420	06/07/16	14,800,000

			200,863,396

Oklahoma – 0.7%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Senior Series 2006 F Convertible RMKT (JPMorgan Chase Bank N.A., SPA)
24,000,000	0.350	06/01/16	24,000,000

Oregon – 1.3%
Metro GO Refunding Series 2014
9,965,000	2.000	06/01/16	9,965,000
State of Oregon GO VRDN for Veterans’ Welfare Series 2005-84 RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
25,555,000	0.420	06/07/16	25,555,000
State of Oregon GO VRDN for Veterans’ Welfare Series 2008-90B RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
10,785,000	0.420	06/07/16	10,785,000

			46,305,000

Pennsylvania – 3.6%
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Putters Series 2013-4323 (GTY AGMT - JPMorgan Chase Bank N.A.) (JPMorgan Chase Bank N.A., LIQ)(a)
60,000,000	0.440	06/01/16	60,000,000
Butler County General Authority VRDN RB Refunding for North Allegheny School District Project Series 2014 (State Aid Withholding) (PNC Bank N.A., SPA)
7,000,000	0.400	06/07/16	7,000,000
Geisinger Authority VRDN RB Refunding for Geisinger Health System Series 2005 B RMKT (U.S. Bank N.A., SPA)
23,900,000	0.330	06/01/16	23,900,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB Refunding for Children’s Hospital of Philadelphia Project Series 2005 A (Wells Fargo Bank N.A., SPA)
33,000,000	0.350	06/01/16	33,000,000

			123,900,000

Texas – 7.2%
Austin ISD CP Series 2016 A (Mizuho Corporate Bank, LOC)
9,860,000	0.480	06/07/16	9,860,000
Board of Regents of the Texas State University System CP Refunding Series 2016 A
25,000,000	0.430	06/30/16	25,000,000
Dickinson ISD GO VRDN Municipal Trust Receipts Refunding Series 2000-SGA94 (PSF-GTD) (Societe Generale, LIQ)
13,350,000	0.380	06/01/16	13,350,000
Gulf Coast Waste Disposal Authority VRDN RB Refunding for ExxonMobil Project Series 1995
4,400,000	0.340	06/01/16	4,400,000
Harris County Cultural Education Facilities Finance Corp. CP Refunding for Methodist Hospital Series 2009 C-1
8,000,000	0.220	06/14/16	7,999,062

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. CP Refunding for Methodist Hospital Series 2009 C-2
$18,000,000	0.220%	06/14/16	$ 17,997,888
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Memorial Hermann Health System Series 2014 C
10,000,000	0.370	06/07/16	10,000,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Memorial Hermann Health System Series 2013 B
4,275,000	0.800	06/01/16	4,275,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Memorial Hermann Health System Series 2013 C
2,050,000	0.410	06/07/16	2,050,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital Series 2008 Subseries C-1 RMKT
20,595,000	0.360	06/01/16	20,595,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries A-1
14,765,000	0.360	06/01/16	14,765,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries A-2
7,800,000	0.360	06/01/16	7,800,000
San Antonio Electric & Gas Systems CP Series 2016 B (State Street Bank & Trust Co., and Wells Fargo Bank N.A., LOC)
20,000,000	0.410	06/07/16	20,000,000
San Antonio ISD CP Series 2016 A (Royal Bank of Canada, LIQ)
6,900,000	0.450	06/14/16	6,900,000
State of Texas GO VRDN for Veterans Series 2014 D (State Street Bank & Trust Co., SPA)
4,000,000	0.400	06/07/16	4,000,000
State of Texas GO VRDN for Veterans Series 2015 B (Mizuho Bank, Ltd., SPA)
13,155,000	0.420	06/07/16	13,155,000
State of Texas GO VRDN for Veterans Series 2016 (Landesbank Hessen-Thueringen Girozentrale, SPA)
22,500,000	0.390	06/07/16	22,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2012 B
15,750,000	0.440	06/07/16	15,750,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 A
6,250,000	0.440	06/07/16	6,250,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C
20,635,000	0.440	06/07/16	20,635,000

			247,281,950

Utah – 2.2%
City of Murray Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C
23,000,000	0.330	06/01/16	23,000,000
City of Murray Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D
32,800,000	0.330	06/01/16	32,800,000
City of Murray Hospital VRDN RB for IHC Health Services, Inc. Series 2005 A (JPMorgan Chase Bank N.A., SPA)
18,855,000	0.350	06/01/16	18,855,000

			74,655,000

Virginia – 3.9%
Commonwealth of Virginia GO Refunding Series 2014 B
9,685,000	4.000	06/01/16	9,685,000
Fairfax County IDA VRDN RB for Fairfax Hospital Series 1988 A RMKT (Northern Trust Co., LOC)
2,900,000	0.520	06/07/16	2,900,000
Fairfax County IDA VRDN RB for Fairfax Hospital Series 1988 B RMKT (Northern Trust Co., LOC)
2,800,000	0.520	06/07/16	2,800,000
Fairfax County IDA VRDN RB for Inova Health System Series 2000 (Branch Banking & Trust, SPA)
5,900,000	0.390	06/07/16	5,900,000
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2005 C-1 RMKT (Northern Trust Co., LOC)
9,305,000	0.520	06/07/16	9,305,000

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Virginia – (continued)
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2005 C-2 (Northern Trust Co., LOC)
$3,600,000	0.520%	06/07/16	$ 3,600,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 C
23,100,000	0.390	06/07/16	23,100,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 D
23,930,000	0.390	06/07/16	23,930,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2009 B
4,450,000	0.390	06/07/16	4,450,000
Montgomery County IDA VRDN RB Refunding for Virginia Tech Foundation, Inc. Series 2005 RMKT (Bank of NY Mellon Trust, LOC)
8,195,000	0.350	06/01/16	8,195,000
Norfolk Economic Development Authority Hospital Facilities VRDN RB Refunding for Sentara Healthcare Series 2016 A
11,000,000	0.390	06/07/16	11,000,000
Virginia College Building Authority Educational Facilities VRDN RB Refunding for University of Richmond Project Series 2006 RMKT (Wells Fargo Bank N.A., SPA)
28,315,000	0.350	06/01/16	28,315,000

			133,180,000

Washington – 2.8%
County of King Multi-Modal Limited Tax GO VRDN Series 2010 B (State Street Bank & Trust Co., SPA)
19,735,000	0.400	06/07/16	19,735,000
County of King Sewer Revenue VRDN RB Junior Lien Series 2001 A RMKT (Landesbank Hessen-Thueringen, LOC)
13,750,000	0.430	06/07/16	13,750,000
County of King Sewer Revenue VRDN RB Junior Lien Series 2001 B RMKT (Landesbank Hessen-Thueringen, LOC)
16,000,000	0.400	06/07/16	16,000,000
Energy Northwest RB Refunding for Project 1 Series 2007 C
1,050,000	5.000	07/01/16	1,054,075
Energy Northwest RB Refunding for Project 1 Series 2008 A
2,490,000	5.250	07/01/16	2,500,019
Energy Northwest RB Refunding for Project 3 Series 2007 C
2,255,000	5.000	07/01/16	2,263,788
Snohomish County School District No. 15 Edmonds GO Series 2006 (NATL SCH BD GTY)
6,250,000	5.000	06/01/16	6,250,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
16,060,000	0.410	06/07/16	16,060,000
Washington State Housing Finance Commission VRDN RB for Discovery Heights Apartments Series 2010 (FHLMC, LIQ)
20,205,000	0.410	06/07/16	20,205,000

			97,817,882

Wisconsin – 0.4%
Kenosha Unified School District No. 1 TRANS Series 2015
15,000,000	1.500	09/22/16	15,048,386

Wyoming – 0.3%
County of Sublette VRDN PCRB Refunding for ExxonMobil Project Series 2014
9,900,000	0.340	06/01/16	9,900,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$3,430,014,273

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(b) – 0.6%
Joint Repurchase Agreement Account III
$19,000,000	0.306%	06/01/16	$ 19,000,000
Maturity Value: $19,000,162

TOTAL INVESTMENTS – 100.0%			$3,449,014,273

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			1,519,151

NET ASSETS – 100.0%			$3,450,533,424

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed to be liquid by the Investment Adviser. At May 31, 2016, these securities amounted to $64,500,000 or approximately 1.9% of net assets.

(b) Unless noted, all repurchase agreements were entered into on May 31, 2016. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMT	— Alternative Minimum Tax (subject to)
COPS	— Certificates of Participation
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
VRDP	— Variable Rate Demand Preferred

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2016, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Money Market	$4,000,000	$4,000,034	$4,111,948
Tax-Exempt Money Market	19,000,000	19,000,162	19,531,755

REPURCHASE AGREEMENTS — At May 31, 2016, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Money Market	Tax-Exempt Money Market
ABN Amro Bank N.V.	0.330%	$113,746	$540,295
Bank of America, N.A.	0.310	227,493	1,080,589
BNP Paribas Securities Corp.	0.310	1,255,758	5,964,852
Citigroup Global Markets, Inc.	0.300	150,828	716,431
Credit Agricole Corporate and Investment Bank	0.300	1,137,462	5,402,946
TD Securities (USA) LLC	0.300	341,239	1,620,884
Wells Fargo Securities LLC	0.310	773,474	3,674,003
TOTAL		$4,000,000	$19,000,000

At May 31, 2016, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	1.650 to 1.875%	03/01/21 to 04/12/22
Federal Home Loan Bank	0.000 to 0.526	06/09/16 to 11/15/17
Federal Home Loan Mortgage Corp.	0.750 to 7.500	02/22/17 to 12/01/47
Federal National Mortgage Association	0.875 to 9.000	10/26/17 to 06/01/46
Government National Mortgage Association	3.000 to 8.000	04/15/30 to 05/20/46
U.S. Treasury Bills	0.000	07/21/16 to 03/02/17
U.S. Treasury Bonds	2.500 to 9.125	05/15/18 to 05/15/46
U.S. Treasury Inflation-Indexed Notes	0.125 to 2.125	04/15/17 to 07/15/22
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/17 to 02/15/43
U.S. Treasury Notes	0.500 to 4.625	08/31/16 to 05/15/26
U.S. Treasury Principal-Only Stripped Securities	0.000	11/15/21 to 11/15/44

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Rule 2a-7 Procedures (“Procedures”) that govern the valuation of the portfolio investments held by the Funds at amortized cost. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Procedures.

As of May 31, 2016, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Geographic Risk — The Tax-Exempt Money Market Fund has the ability to invest a significant portion of its assets in certain issuers within the same state, geographic region or sector subjecting them to possible risks associated with an adverse economic, business or political development affecting that state, region or sector.

Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 27, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 27, 2016

*	Print the name and title of each signing officer under his or her signature.